SEI INVESTMENTS

                             Semi-Annual Report as of March 31, 2002 (Unaudited)


                                                 SEI Institutional Managed Trust

                                                      Tax-Managed Large Cap Fund

                                                            Large Cap Value Fund

                                                           Large Cap Growth Fund

                                                      Tax-Managed Small Cap Fund

                                                            Small Cap Value Fund

                                                           Small Cap Growth Fund

                                                                    Mid-Cap Fund

                                                       Capital Appreciation Fund

                                                              Equity Income Fund

                                                                   Balanced Fund

                                                          Core Fixed Income Fund

                                                            High Yield Bond Fund

TABLE OF CONTENTS

------------------------------------------------------------
Statements of Net Assets                                   1
------------------------------------------------------------
Statements of Operations                                  74
------------------------------------------------------------
Statements of Changes in Net Assets                       76
------------------------------------------------------------
Financial Highlights                                      80
------------------------------------------------------------
Notes to Financial Statements                             82
------------------------------------------------------------

STATEMENT OF NET ASSETS (Unaudited)


Tax-Managed Large Cap Fund
March 31, 2002
------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
------------------------------------------------------------
COMMON STOCK -- 96.1%
AEROSPACE & DEFENSE -- 1.8%
   Boeing                             67,800     $     3,271
   General Dynamics                   10,500             987
   Goodrich                           34,900           1,104
   Hughes Electronics*                51,700             851
   Lockheed Martin                    17,400           1,002
   Northrop Grumman (C)                4,027             455
   Raytheon                          320,200          13,144
   Rockwell Collins                   19,800             499
   Titan*                              2,300              48
   United Technologies               211,372          15,684
                                                 -----------
                                                      37,045
                                                 -----------
AIR TRANSPORTATION -- 0.2%
   Continental Airlines, Cl B*         4,300             122
   Delta Air Lines                    26,000             851
   FedEx*                             15,600             906
   Sabre Holdings*                     5,400             252
   Skywest                             5,900             147
   Southwest Airlines                 40,000             774
   Textron                             5,400             276
   UAL                                 3,900              64
                                                 -----------
                                                       3,392
                                                 -----------
APPAREL/TEXTILES -- 0.6%
   Cintas                            110,800           5,525
   Jones Apparel Group*                6,000             210
   Liz Claiborne                      38,400           1,089
   Mohawk Industries*                  1,900             114
   Polo Ralph Lauren*                  3,800             111
   Timberland, Cl A*                   1,400              59
   VF                                 98,300           4,251
                                                 -----------
                                                      11,359
                                                 -----------
AUTOMOTIVE -- 1.2%
   Autoliv                             9,500             230
   Dana                              207,400           4,453
   Delphi                             54,300             868
   Ford Motor                        782,200          12,899
   General Motors (C)                 43,900           2,654
   Harley-Davidson                    37,800           2,084
   ITT Industries                      4,000             252
   Lear*                               1,400              67
   Paccar                              2,500             183
   SPX*                                1,900             269
   TRW                                 6,200             319
   Visteon                             5,500              91
                                                 -----------
                                                      24,369
                                                 -----------

------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
------------------------------------------------------------
BANKS -- 9.1%
   AmSouth Bancorp                    23,000     $       506
   Astoria Financial                  33,200             964
   Bank of America (C)               477,200          32,459
   Bank of New York                  137,444           5,775
   Bank One                          345,100          14,418
   Banknorth Group                     4,600             121
   BB&T                               24,900             949
   Charter One Financial               8,505             266
   Comerica                           20,100           1,258
   Compass Bancshares                  1,900              59
   Fifth Third Bancorp                28,270           1,908
   First Tennessee National           15,000             526
   FleetBoston Financial             533,100          18,659
   Golden State Bancorp (C)            5,400             160
   Golden West Financial (C)          79,600           5,055
   Greenpoint Financial               30,600           1,337
   Huntington Bancshares              12,900             254
   Investors Financial Services        1,100              84
   JP Morgan Chase                   261,500           9,323
   Keycorp                           300,700           8,014
   M&T Bank                            3,500             281
   Marshall & Ilsley                   4,600             286
   Mellon Financial                   26,000           1,003
   National City                     328,100          10,092
   National Commerce Financial         8,600             239
   North Fork Bancorporation          20,000             711
   Northern Trust                    105,800           6,360
   Pacific Century Financial             100               3
   PNC Financial Services Group       35,700           2,195
   Popular                             4,700             137
   Regions Financial                   9,700             333
   SouthTrust                         15,500             409
   Sovereign Bancorp                  15,600             219
   State Street                      182,100          10,085
   SunTrust Banks                     13,900             928
   Synovus Financial                  11,200             341
   Union Planters                      5,500             261
   UnionBanCal                        24,400           1,074
   US Bancorp                        110,061           2,484
   Wachovia                          611,200          22,663
   Washington Mutual (C)             599,848          19,873
   Wells Fargo                        97,900           4,836
   Zions Bancorporation                3,800             225
                                                 -----------
                                                     187,133
                                                 -----------
BEAUTY PRODUCTS -- 1.2%
   Avon Products                      15,300             831
   Colgate-Palmolive                  99,304           5,675
   Estee Lauder, Cl A                  4,000             137
   Gillette                          183,607           6,244
   International Flavors & Fragrances  7,000             245
   Procter & Gamble                  135,878          12,241
                                                 -----------
                                                      25,373
                                                 -----------

--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2002          1

STATEMENT OF NET ASSETS (Unaudited)

March 31, 2002
------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
------------------------------------------------------------
BIOTECHNOLOGY -- 0.8%
   Affymetrix*                         2,100     $        61
   Amgen*                            198,555          11,850
   Applera - Celera Genomics Group*    2,700              55
   Biogen*                             8,400             412
   CuraGen*                            2,400              39
   Genentech*                         62,800           3,168
   Genzyme-General Division*          10,700             467
   Human Genome Sciences*                200               4
   Icos*                                 800              37
   Idec Pharmaceuticals*               6,200             399
   Immunex*                           17,600             533
   Incyte Genomics*                    6,400              76
   Invitrogen*                         2,600              89
   Myriad Genetics*                    1,800              60
                                                 -----------
                                                      17,250
                                                 -----------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 4.5%
   AOL Time Warner*                  570,950          13,503
   Belo, Cl A                          1,100              26
   Cablevision Systems, Cl A*            100               3
   Cablevision Systems-Rainbow
     Media Group (C)*                  2,500              62
   Catalina Marketing*                 1,400              51
   Charter Communications, Cl A*         100               1
   Clear Channel Communications*     137,300           7,059
   Comcast, Cl A*                    358,700          11,407
   COX Communications, Cl A*         141,237           5,316
   COX Radio, Cl A*                    3,600             102
   Dow Jones                           1,200              70
   Emmis Communications, Cl A*         1,500              40
   Entercom Communications*            1,400              77
   Fox Entertainment Group, Cl A*     17,500             414
   Gannett                            18,900           1,438
   Gemstar-TV Guide
     International (C)*               10,900             161
   Hearst-Argyle Television*           3,300              82
   Hispanic Broadcasting*              8,000             233
   Interpublic Group                  20,601             706
   Knight Ridder (C)                  13,800             948
   Lamar Advertising*                  2,300              93
   Liberty Media, Cl A*            1,913,200          24,183
   McClatchy, Cl A                     2,300             137
   McGraw-Hill                         9,400             642
   New York Times, Cl A               16,100             770
   Omnicom Group (C)                  10,000             944
   R.R. Donnelley & Sons              29,500             917
   Readers Digest Association, Cl A    5,500             123
   Tribune                            10,400             473
   Univision Communications, Cl A*    10,200             428
   USA Networks*                      15,900             505
   Valassis Communications*            1,700              66
   Viacom, Cl A*                      39,500           1,920
   Viacom, Cl B*                     408,506          19,759

------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
------------------------------------------------------------
   Washington Post, Cl B                 200     $       121
   Westwood One*                       6,200             238
                                                 -----------
                                                      93,018
                                                 -----------
BUILDING & CONSTRUCTION -- 0.4%
   American Standard*                  2,400             170
   Centex                             11,400             592
   DR Horton                           2,500              94
   Lafarge North America               3,100             134
   Lennar                              2,600             137
   Martin Marietta Materials             100               4
   Masco                             170,347           4,676
   Pulte Homes (C)                    19,400             928
   Texas Industries                    7,800             322
   Vulcan Materials                    5,200             247
                                                 -----------
                                                       7,304
                                                 -----------
CHEMICALS -- 1.9%
   Air Products & Chemicals           11,200             579
   Ashland                            21,400             974
   Cabot                               2,200              81
   Cabot Microelectronics*               700              47
   Dow Chemical                      710,832          23,259
   E.I. Du Pont de Nemours            59,900           2,824
   Eastman Chemical                   58,800           2,869
   Ecolab                              5,600             256
   Engelhard                          12,000             372
   Hercules*                          15,500             206
   Lubrizol                          107,300           3,733
   Lyondell Chemical                 111,700           1,855
   Millennium Chemicals              103,100           1,519
   PPG Industries                      8,000             439
   Rohm & Haas                         8,600             364
   Sigma-Aldrich                       2,700             127
                                                 -----------
                                                      39,504
                                                 -----------
COMMERCIAL SERVICES -- 1.6%
   Apollo Group, Cl A*                 5,500             294
   Arbitron*                           2,220              75
   Cendant*                          518,287           9,951
   Convergys*                          9,400             278
   Deluxe                              8,900             412
   DeVry*                              1,900              57
   Exult*                              2,800              31
   Fluor                               3,500             143
   Iron Mountain*                      4,200             133
   KPMG Consulting*                    5,800             117
   Manpower                            2,200              85
   Paychex                           410,349          16,291
   Robert Half International*        158,700           4,685
   Servicemaster                      14,400             198
   TeleTech Holdings*                  8,100             109
   Viad                                1,900              53
                                                 -----------
                                                      32,912
                                                 -----------

--------------------------------------------------------------------------------
2          SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2002

------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
------------------------------------------------------------
COMMUNICATIONS EQUIPMENT -- 1.7%
   ADC Telecommunications*            36,600     $       149
   Advanced Fibre Communication*       8,300             159
   American Tower, Cl A*              12,900              70
   Andrew*                            12,100             202
   Commscope*                          4,200              73
   Comverse Technology*               12,000             152
   Crown Castle International*        28,600             189
   EchoStar Communications*          121,700           3,447
   Harris                              7,100             255
   Motorola                           82,300           1,169
   Nokia Oyj ADR                     740,236          15,352
   Powerwave Technologies*             9,800             126
   Qualcomm*                         266,262          10,022
   RF Micro Devices*                  14,500             260
   Scientific-Atlanta                 13,200             305
   Tekelec*                              100               1
   Tellabs*                          263,600           2,760
   Utstarcom (C)*                     12,100             317
                                                 -----------
                                                      35,008
                                                 -----------
COMPUTERS & SERVICES -- 4.9%
   3Com*                              16,600             101
   Affiliated Computer Services,
     Cl A*                             4,200             236
   Amazon.Com (C)*                    12,300             176
   Apple Computer*                    23,000             544
   Ariba*                              8,700              39
   Autodesk                           24,600           1,149
   BISYS Group*                        4,200             148
   Brocade Communications Systems*    15,400             416
   Cadence Design Systems*            12,700             287
   Ceridian*                           8,300             183
   Cisco Systems (C)*              1,114,500          18,869
   Cognex*                             3,800             110
   Compaq Computer                    88,600             926
   Computer Sciences*                 11,300             573
   Dell Computer*                    229,100           5,982
   Diebold                             7,900             322
   DST Systems*                       79,500           3,959
   Earthlink*                          8,100              82
   eBay*                              59,200           3,353
   Electronic Data Systems           117,729           6,827
   Electronics for Imaging*              100               2
   EMC-Mass*                         276,800           3,299
   Emulex*                            10,400             342
   Gateway (C)*                       61,400             388
   Hewlett-Packard                 1,058,900          18,997
   i2 Technologies*                    8,700              44
   International Business Machines    78,500           8,164
   Jabil Circuit*                      8,500             200
   Jack Henry & Associates             1,800              40
   Juniper Networks (C)*             112,100           1,415
   Lexmark International*              4,800             274

------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
------------------------------------------------------------
   Maxtor*                            13,500     $        94
   Mentor Graphics*                    5,200             110
   NCR*                               29,400           1,316
   Network Appliance*                 39,000             795
   Quantum*                          167,300           1,332
   RSA Security (C)*                   6,100              55
   Silicon Storage Technology*        12,300             130
   Storage Technology*                11,500             247
   Sun Microsystems*                 106,400             938
   Sungard Data Systems*             141,100           4,652
   Symbol Technologies                20,200             227
   Synopsys*                           1,400              77
   Ticketmaster, Cl B*                 7,500             222
   TMP Worldwide (C)*                    382              13
   Unisys*                             5,100              64
   VeriSign*                         136,020           3,673
   Veritas Software*                 201,900           8,849
   WebMD*                              8,800              68
   Wind River Systems*                12,300             167
                                                 -----------
                                                     100,476
                                                 -----------
CONTAINERS & PACKAGING -- 0.7%
   Ball                               23,600           1,114
   Crown Cork & Seal*                247,000           2,211
   Owens-Illinois*                   174,800           2,972
   Pactiv*                             8,000             160
   Sealed Air*                         5,000             236
   Smurfit-Stone Container*          248,200           4,254
   Sonoco Products                   141,500           4,048
                                                 -----------
                                                      14,995
                                                 -----------
DATA PROCESSING -- 1.9%
   Acxiom*                            13,200             226
   Automatic Data Processing         108,600           6,328
   Certegy*                            2,700             107
   Choicepoint*                        1,950             112
   CSG Systems International*          1,700              48
   Dun & Bradstreet*                   1,600              64
   eFunds*                             3,300              53
   First Data                        286,400          24,989
   Fiserv*                           157,850           7,260
   Reynolds & Reynolds, Cl A          22,400             672
                                                 -----------
                                                      39,859
                                                 -----------
DRUGS -- 5.4%
   Abbott Laboratories                89,400           4,702
   Alkermes*                           2,500              65
   Allergan                           54,300           3,510
   Andrx Group*                          100               4
   Bristol-Myers Squibb               56,400           2,284
   Celgene*                            4,700             116
   Cephalon*                           2,600             164

--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2002          3

STATEMENT OF NET ASSETS (Unaudited)

March 31, 2002
------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
------------------------------------------------------------
   Eli Lilly                          75,463     $     5,750
   Forest Laboratories*                9,800             801
   ICN Pharmaceuticals                 3,900             124
   IVAX*                               8,300             133
   King Pharmaceuticals*              10,466             366
   Medicis Pharmaceutical, Cl A*       1,000              56
   Medimmune (C)*                     13,800             543
   Merck                             145,200           8,361
   Mylan Laboratories                  7,400             218
   OSI Pharmaceuticals*                1,800              70
   Pfizer                          1,351,859          53,723
   Pharmacia                         337,428          15,211
   Schering-Plough                   148,100           4,636
   Sepracor (C)*                       4,700              91
   Vertex Pharmaceuticals*             6,200             173
   Watson Pharmaceuticals*             5,800             157
   Wyeth                             144,500           9,486
                                                 -----------
                                                     110,744
                                                 -----------
ELECTRICAL SERVICES -- 2.4%
   AES*                               32,700             294
   Allegheny Energy                    8,800             364
   Ameren (C)                          9,800             419
   American Electric Power           243,000          11,200
   American Power Conversion*         13,500             200
   Calpine*                           21,400             272
   Cinergy                            86,900           3,107
   CMS Energy                          7,400             167
   Consolidated Edison (C)            62,000           2,598
   Constellation Energy Group          9,200             284
   Dominion Resources                 14,455             942
   DPL                                10,300             263
   DTE Energy                          9,040             411
   Duke Energy                           100               4
   Edison International*              52,300             876
   Energy East                        13,300             289
   Entergy                           270,400          11,738
   Exelon                             21,900           1,160
   FirstEnergy                        15,947             551
   FPL Group                          25,200           1,501
   Gentex*                             6,800             202
   Hubbell, Cl B                       4,600             151
   Idacorp                             2,000              81
   Kemet*                              6,100             118
   Mirant*                            24,400             353
   Molex                               9,200             319
   NiSource                           11,600             266
   Northeast Utilities                 2,800              56
   PG&E*                              36,000             848
   Pinnacle West Capital              37,800           1,714
   Power-One*                          6,400              52
   PPL                                 9,900             392

------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
------------------------------------------------------------
   Progress Energy                    14,000     $       701
   Public Service Enterprise Group    27,000           1,237
   Puget Energy                       12,400             258
   Reliant Energy                     17,500             451
   Reliant Resources*                  4,700              80
   Southern                           41,800           1,107
   TECO Energy                           100               3
   TXU                                16,400             894
   Western Resources                  11,100             190
   Wisconsin Energy                  115,400           2,871
   XCEL Energy                           100               3
                                                 -----------
                                                      48,987
                                                 -----------
ELECTRONICS -- 1.3%
   Agilent Technologies (C)*          21,000             734
   Amphenol, Cl A*                     4,500             211
   Arrow Electronics*                134,600           3,765
   Avnet                              76,600           2,073
   AVX                                 9,000             188
   Celestica*                        231,900           8,409
   Energizer Holdings*                 7,100             169
   Flextronics International (C)*    224,500           4,097
   Kopin*                              6,600              60
   L-3 Communications Holdings*          900             101
   Sanmina-SCI*                       78,040             917
   Solectron*                        380,100           2,965
   Tektronix*                          5,900             139
   Thomas & Betts                    129,600           2,742
   Vishay Intertechnology*             8,700             177
                                                 -----------
                                                      26,747
                                                 -----------
ENTERTAINMENT -- 0.4%
   Brunswick                           2,700              74
   Callaway Golf                       5,900             114
   Hasbro                              8,200             130
   International Game Technology (C)*  3,100             193
   Macrovision*                          300               8
   Mattel                             18,400             383
   Metro-Goldwyn-Mayer*                5,300              88
   Six Flags*                          7,200             129
   Walt Disney                       289,574           6,683
                                                 -----------
                                                       7,802
                                                 -----------
ENVIRONMENTAL SERVICES -- 0.0%
   Republic Services*                  6,400             119
   Waste Management                   28,100             766
                                                 -----------
                                                         885
                                                 -----------


--------------------------------------------------------------------------------
4          SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2002

------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
------------------------------------------------------------
FINANCIAL SERVICES -- 7.1%
   AG Edwards                         13,500     $       594
   Allied Capital                     39,800           1,095
   American Express                   73,400           3,006
   AmeriCredit*                        3,000             114
   Bear Stearns (C)                   28,900           1,814
   Blackrock (C)*                      1,300              58
   Capital One Financial                 100               6
   Charles Schwab                    904,800          11,844
   Citigroup                         624,274          30,914
   Concord EFS*                      370,800          12,329
   Countrywide Credit                 24,200           1,083
   E*trade Group*                     30,900             291
   Eaton Vance                         4,500             180
   Equifax                             6,000             179
   Fannie Mae                         80,300           6,414
   Federated Investors, Cl B           8,800             285
   Franklin Resources                  9,100             382
   Freddie Mac                        38,600           2,446
   Goldman Sachs Group               120,900          10,911
   H&R Block (C)                       7,500             333
   Household International            49,400           2,806
   Investment Technology Group*        4,950             261
   John Nuveen, Cl A                   1,200              66
   Knight Trading Group*                 100               1
   LaBranche*                          3,100              96
   Legg Mason                          5,200             276
   Lehman Brothers Holdings           48,200           3,116
   MBNA                              396,600          15,297
   Merrill Lynch (C)                 201,000          11,131
   Moody's                           142,500           5,857
   Morgan Stanley Dean Witter        348,100          19,950
   Neuberger Berman                    1,800              84
   Providian Financial                15,500             117
   Stilwell Financial                 10,100             247
   T Rowe Price Group                 30,800           1,199
   USA Education                       7,300             714
                                                 -----------
                                                     145,496
                                                 -----------
FOOD, BEVERAGE & TOBACCO -- 3.9%
   Adolph Coors, Cl B                  6,100             412
   Albertson's                        47,700           1,581
   American Water Works                5,200             228
   Anheuser-Busch                     50,900           2,657
   Archer-Daniels-Midland             27,400             382
   Brown-Forman, Cl B                  1,200              87
   Campbell Soup                      15,100             405
   Coca-Cola                         206,069          10,769
   Coca-Cola Enterprises               9,500             178
   Conagra Foods                     242,500           5,881
   Delhaize Le Lion ADR*                 680              31
   Flowers Foods*                      1,500              38
   General Mills                      20,500           1,001

------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
------------------------------------------------------------
   H.J. Heinz                         22,700     $       942
   Hershey Foods                       3,900             267
   Hormel Foods                        4,000             109
   Kellogg                            19,900             668
   Kroger*                            53,600           1,188
   McCormick                           2,100             107
   Pepsi Bottling Group                7,200             186
   PepsiCo                           177,759           9,155
   Philip Morris                     368,500          19,409
   RJ Reynolds Tobacco Holdings       12,200             790
   Ruddick                             8,800             146
   Safeway*                          376,600          16,955
   Sara Lee                           54,000           1,121
   Supervalu                          50,600           1,306
   Sysco                              36,300           1,083
   Tyson Foods, Cl A                 170,845           2,132
   UST                                 8,000             312
   Whole Foods Market*                 2,500             114
   Wm Wrigley Jr                       9,800             522
                                                 -----------
                                                      80,162
                                                 -----------
GAS/NATURAL GAS -- 0.7%
   Dynegy, Cl A                       15,400             447
   El Paso                           264,800          11,659
   KeySpan                            10,500             382
   Kinder Morgan                       2,900             140
   Praxair                             7,800             466
   Questar                             4,200             108
   Sempra Energy                      31,200             785
   Vectren                             3,800              98
   Williams                           26,000             613
                                                 -----------
                                                      14,698
                                                 -----------
GOLD -- 0.0%
   Barrick Gold                        9,911             184
                                                 -----------
HAND/MACHINE TOOLS -- 0.1%
   Black & Decker                      1,500              70
   Illinois Tool Works                13,700             991
   Stanley Works                       3,000             139
                                                 -----------
                                                       1,200
                                                 -----------
HOTELS & LODGING -- 0.4%
   Harrah's Entertainment*             5,900             261
   Hilton Hotels                      16,500             236
   Marriott International, Cl A      144,218           6,483
   MGM Mirage*                         4,000             145
   Park Place Entertainment*          13,400             141
   Starwood Hotels & Resorts
     Worldwide                        25,700             967
                                                 -----------
                                                       8,233
                                                 -----------

--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2002          5

STATEMENT OF NET ASSETS (Unaudited)

March 31, 2002
------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
------------------------------------------------------------
HOUSEHOLD PRODUCTS, FURNITURE & FIXTURES-- 2.1%
   Clorox                             10,300     $       449
   Fortune Brands                      4,100             202
   General Electric (C)              853,370          31,959
   Leggett & Platt                   131,500           3,261
   Maytag                              1,600              71
   Newell Rubbermaid                  12,000             384
   Whirlpool                          77,500           5,855
                                                 -----------
                                                      42,181
                                                 -----------
INSURANCE -- 5.2%
   21st Century Insurance Group        1,400              25
   Aetna                              77,100           2,993
   Aflac                              11,600             342
   Allstate                          366,200          13,831
   AMBAC Financial Group              29,100           1,719
   American Financial Group            2,100              60
   American International Group      445,098          32,109
   AON                                11,500             403
   Chubb                              73,500           5,373
   Cigna                              16,700           1,693
   Cincinnati Financial                5,900             258
   Erie Indemnity, Cl A                1,700              69
   Fidelity National Financial (C)     6,310             166
   Hartford Financial Services Group 216,000          14,714
   HCC Insurance Holdings              2,000              56
   Health Net*                         3,200              88
   Humana*                             8,600             116
   Jefferson-Pilot                     7,800             391
   John Hancock Financial Services    15,000             573
   Lincoln National                   24,000           1,218
   Loews                              21,800           1,277
   Marsh & McLennan (C)               59,677           6,728
   MBIA                                6,300             345
   Metlife                            18,200             573
   MGIC Investment                     3,500             240
   Mony Group                          1,400              56
   Old Republic International         32,300           1,033
   Oxford Health Plans*                3,700             155
   PMI Group                          15,800           1,197
   Progressive                         2,600             433
   Protective Life                     4,000             125
   Radian Group                        5,400             265
   Reinsurance Group of America        2,600              81
   Safeco                              7,900             253
   St Paul                           254,300          11,660
   Torchmark                          62,700           2,526
   Trigon Healthcare*                  1,200              89
   UnitedHealth Group                 32,300           2,468
   UnumProvident                      16,800             469
                                                 -----------
                                                     106,170
                                                 -----------


------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
------------------------------------------------------------
LABORATORY EQUIPMENT -- 0.0%
   Mettler Toledo International*         900     $        41
                                                 -----------
 MACHINERY -- 0.8%
   Applera                             7,600             170
   Caterpillar                        74,918           4,259
   Cummins (C)                        16,600             784
   Deere                              12,400             565
   Dover                              11,100             455
   Eaton                               4,000             324
   Emerson Electric                   22,900           1,314
   Ingersoll-Rand, Cl A              111,100           5,557
   Johnson Controls                   12,700           1,122
   Kadant*                               226               3
   Millipore                           3,800             168
   NACCO Industries, Cl A                700              46
   Pall                                4,000              82
   Parker Hannifin (C)                 4,600             230
   Pentair                             2,400             108
   PerkinElmer                         6,600             122
   Rockwell Automation                17,100             343
   Tecumseh Products, Cl A            12,100             645
   Thermo Electron*                   10,000             207
   Waters*                             8,300             232
                                                 -----------
                                                      16,736
                                                 -----------
MEDICAL PRODUCTS & SERVICES -- 5.0%
   Abgenix*                            3,300              62
   AdvancePCS*                         4,100             123
   AmerisourceBergen                   5,187             354
   Apogent Technologies*               4,300             106
   Bausch & Lomb                      19,000             847
   Baxter International               32,600           1,940
   Beckman Coulter                    13,900             710
   Becton Dickinson                   14,400             543
   Biomet                             13,550             367
   Boston Scientific*                 17,200             432
   C.R. Bard                           1,900             112
   Cardinal Health                   213,000          15,100
   Caremark Rx*                        6,900             135
   Chiron*                             8,400             385
   Cytyc*                              7,400             199
   DaVita*                             3,100              78
   Enzon*                                700              31
   Express Scripts*                    3,700             213
   First Health Group*                 3,400              82
   Gilead Sciences*                   13,000             468
   Guidant*                           16,300             706
   HCA                               302,600          13,339
   Health Management
     Associates, Cl A*                14,000             290
   Healthsouth*                       19,900             286

--------------------------------------------------------------------------------
6          SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2002

------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
------------------------------------------------------------
   IMS Health                        276,000     $     6,196
   Inhale Therapeutic Systems*         5,600              59
   Johnson & Johnson                 382,587          24,849
   Laboratory Corp of America Holdings*2,100             201
   Lincare Holdings*                   3,500              95
   Manor Care*                         3,900              91
   McKesson                           17,100             640
   Medarex*                            3,700              60
   Medtronic (C)                     551,273          24,923
   Millennium Pharmaceuticals*        13,500             301
   Omnicare                            3,200              83
   Patterson Dental*                   1,400              61
   Quest Diagnostics*                  2,300             191
   St. Jude Medical*                  13,100           1,011
   Stryker*                            7,600             458
   Sybron Dental Specialties*            100               2
   Techne*                             4,500             124
   Tenet Healthcare*                  64,000           4,289
   Universal Health Services, Cl B*    1,600              66
   Viasys Healthcare*                  1,022              23
   Wellpoint Health Networks*         32,600           2,076
   Zimmer Holdings*                    9,300             317
                                                 -----------
                                                     103,024
                                                 -----------
METALS & MINING -- 0.6%
   Alcoa                             246,000           9,284
   Freeport-McMoran Copper
     & Gold, Cl B*                    53,300             939
   Newmont Mining Corp Holding (C)    11,600             321
   Phelps Dodge                        5,200             219
   Precision Castparts                 8,500             301
   Timken                             21,400             494
                                                 -----------
                                                      11,558
                                                 -----------
MISCELLANEOUS MANUFACTURING -- 0.9%
   Cooper Industries                   3,800             159
   Danaher                             5,100             362
   FMC*                                6,000             251
   Honeywell International           288,600          11,045
   Tyco International (C)            204,970           6,625
                                                 -----------
                                                      18,442
                                                 -----------
OFFICE/BUSINESS EQUIPMENT -- 0.4%
   Avery Dennison                      4,100             250
   Imagistics International*           1,496              24
   Minnesota Mining & Manufacturing   56,465           6,494
   Pitney Bowes                       15,100             646
   Steelcase, Cl A                    11,800             198
   Xerox*                            125,100           1,345
                                                 -----------
                                                       8,957
                                                 -----------


------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
------------------------------------------------------------
PAINT & RELATED PRODUCTS -- 0.1%
   Sherwin-Williams                  109,800     $     3,127
                                                 -----------
PAPER & PAPER PRODUCTS -- 0.8%
   Boise Cascade                         100               4
   Bowater                             2,400             119
   Georgia-Pacific (C)               122,002           3,654
   International Paper               162,432           6,986
   Kimberly-Clark                     41,100           2,657
   MeadWestvaco                       88,129           2,921
   Weyerhaeuser                       10,700             673
                                                 -----------
                                                      17,014
                                                 -----------
PETROLEUM & FUEL PRODUCTS -- 5.8%
   Amerada Hess                       58,600           4,650
   Anadarko Petroleum                  9,300             525
   Apache                            193,520          11,007
   Baker Hughes                        8,600             329
   BJ Services*                        3,100             107
   Burlington Resources                4,800             192
   ChevronTexaco                     161,887          14,614
   Conoco                            271,350           7,918
   Devon Energy                        4,140             200
   Diamond Offshore Drilling          10,000             313
   Ensco International                13,800             416
   Equitable Resources                   900              31
   Exxon Mobil                       390,708          17,125
   Forest Oil*                         7,800             231
   Global Industries*                  9,400              88
   GlobalSantaFe                       7,448             244
   Grant Prideco*                     15,200             208
   Halliburton                        20,800             355
   Hanover Compressor*                 3,400              61
   Helmerich & Payne                   9,600             385
   Kerr-McGee                         17,200           1,081
   Marathon Oil                       55,300           1,593
   Murphy Oil                          5,400             518
   National-Oilwell*                   6,500             165
   Newfield Exploration*               8,200             303
   Noble Drilling*                    82,600           3,419
   Occidental Petroleum              257,500           7,506
   Ocean Energy                        8,600             170
   Patterson-UTI Energy*              11,700             348
   Phillips Petroleum                452,900          28,442
   Pioneer Natural Resources*         10,700             239
   Pogo Producing                     10,200             323
   Rowan*                             12,200             281
   Schlumberger                       59,151           3,479
   Smith International*                3,600             244
   Sunoco                              2,700             108
   Tidewater (C)                       1,900              80
   Transocean Sedco Forex            306,088          10,171

--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2002          7

STATEMENT OF NET ASSETS (Unaudited)

March 31, 2002
------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
------------------------------------------------------------
   Unocal                             10,400     $       405
   Valero Energy (C)                  14,476             717
   Varco International*               11,200             225
   Weatherford International*          1,900              91
   XTO Energy                         11,600             233
                                                 -----------
                                                     119,140
                                                 -----------
PHOTOGRAPHIC EQUIPMENT & SUPPLIES -- 0.1%
   Eastman Kodak                      37,500           1,169
                                                 -----------
Railroads -- 1.5%
   Burlington Northern Santa Fe      291,800           8,806
   CSX                               231,200           8,811
   Norfolk Southern                  473,300          11,331
   Union Pacific                      13,900             864
                                                 -----------
                                                      29,812
                                                 -----------
REAL ESTATE -- 0.0%
   Catellus Development*               5,300             104
                                                 -----------
REAL ESTATE INVESTMENT TRUSTS -- 0.2%
   AMB Property                        3,400              93
   Apartment Investment &
     Management, Cl A                  5,800             281
   Archstone-Smith Trust               9,100             244
   AvalonBay Communities               3,500             174
   Boston Properties                   6,500             256
   CarrAmerica Realty                  5,700             179
   Duke Realty                        11,100             289
   Equity Office Properties Trust     30,500             915
   Equity Residential Properties
     Trust                            14,800             425
   Host Marriott                      12,600             151
   iStar Financial                     6,100             176
   Liberty Property Trust              3,300             106
   Mack-Cali Realty                    4,800             166
   Plum Creek Timber                   6,200             184
   Prologis Trust                     12,100             283
   Public Storage                      4,100             152
   Simon Property Group                7,100             232
   Vornado Realty Trust                4,000             177
                                                 -----------
                                                       4,483
                                                 -----------
RETAIL -- 6.0%
   7-Eleven*                           1,700              19
   Abercrombie & Fitch, Cl A*          4,600             142
   Autonation*                        20,300             283
   Autozone*                           5,400             372
   Bed Bath & Beyond*                 14,300             483
   Best Buy*                           8,800             697
   Big Lots*                           6,400              90
   BJ's Wholesale Club*                2,500             112

------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
------------------------------------------------------------
   CDW Computer Centers*               4,100     $       206
   Circuit City Stores - Circuit
     City Group                       17,900             323
   CVS                                22,900             786
   Darden Restaurants                 46,300           1,879
   Dollar General                     14,700             239
   Dollar Tree Stores*                 6,300             207
   Family Dollar Stores                3,900             131
   Federated Department Stores (C)*  144,100           5,887
   Foot Locker*                        4,900              79
   Gap                                30,000             451
   Home Depot (C)                    706,901          34,363
   JC Penney                          15,200             315
   Kohls*                            179,800          12,793
   Limited                            20,400             365
   Lowe's                             41,300           1,796
   May Department Stores             257,400           8,970
   McDonald's                         68,200           1,893
   MSC Industrial Direct, Cl A*        3,400              78
   Neiman-Marcus Group, Cl A*          1,800              62
   Nike, Cl B (C)                      4,000             240
   Nordstrom                           3,000              74
   Office Depot*                      18,100             359
   Outback Steakhouse*                 1,900              68
   Payless Shoesource (C)*             1,900             116
   RadioShack                        190,540           5,724
   Reebok International*               2,100              57
   Rite Aid (C)*                     400,100           1,384
   Ross Stores                         2,600              98
   Sears Roebuck                      99,500           5,101
   Staples*                           24,400             487
   Starbucks*                         16,700             386
   Talbots                             8,600             304
   Target                            163,100           7,033
   Tiffany                             7,300             260
   TJX                                30,700           1,228
   Toys "R" US*                        4,200              75
   Tricon Global Restaurants*          4,300             253
   Wal-Mart Stores                   263,800          16,168
   Walgreen                          292,200          11,451
   Williams-Sonoma*                    4,700             216
                                                 -----------
                                                     124,103
                                                 -----------
RUBBER-TIRES -- 0.3%
   Cooper Tire & Rubber               72,200           1,563
   Goodyear Tire & Rubber            157,200           4,020
                                                 -----------
                                                       5,583
                                                 -----------
SEMI-CONDUCTORS/INSTRUMENTS -- 3.0%
   Advanced Micro Devices*            29,400             432
   Agere Systems, Cl A*               34,100             133
   Alpha (C)*                          7,300             111
   Altera*                           157,200           3,438
   Amkor Technology*                   4,800             107


--------------------------------------------------------------------------------
8          SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2002

------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
------------------------------------------------------------
   Analog Devices (C)*                16,600     $       748
   Applied Materials*                 46,400           2,518
   Applied Micro Circuits*            31,300             250
   Atmel*                             35,100             356
   Axcelis Technologies*               9,700             139
   Broadcom, Cl A*                    10,400             373
   Cirrus Logic*                      15,300             289
   Conexant Systems*                  25,300             305
   Cree*                               9,700             132
   Cypress Semiconductor*              5,400             124
   Fairchild Semiconductor
     International, Cl A*              8,000             229
   Integrated Device Technology*       4,500             150
   Intel                           1,208,300          36,744
   International Rectifier*            4,000             182
   Intersil, Cl A*                     6,300             179
   JDS Uniphase*                      18,400             108
   Kla-Tencor (C)*                     8,200             545
   Lam Research*                       7,700             226
   Linear Technology                  17,000             752
   LSI Logic*                         16,400             279
   Maxim Integrated Products*         27,600           1,538
   Micrel*                             8,900             224
   Microchip Technology*              10,000             418
   Micron Technology (C)*            180,200           5,929
   Mykrolis*                           2,571              39
   National Semiconductor*            10,300             347
   Novellus Systems*                   6,200             336
   Nvidia*                             4,800             213
   PMC - Sierra*                       9,400             153
   QLogic (C)*                         4,500             223
   Semtech*                            7,000             255
   Teradyne (C)*                      10,000             394
   Texas Instruments                  74,900           2,479
   Triquint Semiconductor*               100               1
   Vitesse Semiconductor (C)*         11,900             117
   Xilinx (C)*                        16,400             654
                                                 -----------
                                                      62,169
                                                 -----------
SOFTWARE -- 3.0%
   Adobe Systems                      16,300             657
   Advent Software*                    1,200              71
   Asiainfo Holdings*                  6,900              91
   BEA Systems*                      138,447           1,898
   BMC Software*                      16,100             313
   Citrix Systems*                     6,500             112
   Computer Associates International     100               2
   Compuware*                         21,400             276
   Electronic Arts*                   44,106           2,682
   Informatica*                       14,500             105
   Internet Security Systems*          6,100             139


------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
------------------------------------------------------------
   Interwoven (C)*                     8,400     $        42
   Intuit*                             8,500             326
   Keane*                              6,600             113
   Liberate Technologies*                 63              --
   Manugistics Group*                 18,300             393
   Mercury Interactive*                2,000              75
   Microsoft*                        736,500          44,418
   National Instruments*               1,500              63
   Network Associates (C)*            13,400             324
   Novell*                            20,100              78
   Oracle*                           230,800           2,954
   Parametric Technology*             29,600             179
   Peoplesoft*                        38,100           1,392
   Quest Software (C)*                 4,400              67
   Rational Software*                 24,200             383
   RealNetworks*                      12,300              86
   S1*                                16,800             260
   Siebel Systems*                    63,487           2,070
   Sybase*                             4,900              86
   Symantec*                          14,000             577
   TIBCO Software*                     8,900             105
   Vignette*                             100              --
   Yahoo*                             25,000             462
                                                 -----------
                                                      60,799
                                                 -----------
STEEL & STEEL WORKS -- 0.0%
   AK Steel Holding                    8,700             124
   Allegheny Technologies              3,200              53
   Nucor                               2,700             174
   United States Steel                 3,700              67
                                                 -----------
                                                         418
                                                 -----------
TELEPHONES & TELECOMMUNICATIONS -- 3.9%
   Adelphia Business Solutions (C)*      996              --
   Allegiance Telecom*                13,900              42
   Alltel                             24,700           1,372
   Amdocs (C)*                        31,169             831
   AT&T                              880,300          13,821
   AT&T Wireless Services*           547,614           4,901
   BellSouth                         130,400           4,807
   Broadwing*                         22,200             155
   CenturyTel                         14,200             483
   Citizens Communications*           25,200             271
   Corning                            61,700             470
   Deutsche Telekom ADR*                   1              --
   Harmonic*                           6,600              77
   Lucent Technologies (C)*          198,000             937
   Nextel Communications, Cl A*          100              --
   Nextel Partners, Cl A*                100               1
   Oni Systems*                       15,600              96
   PanAmSat*                           3,700              85

--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2002          9

STATEMENT OF NET ASSETS (Unaudited)


Tax-Managed Large Cap Fund (Concluded)
March 31, 2002
------------------------------------------------------------
                          Shares/Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
------------------------------------------------------------
   Polycom*                            5,100     $       125
   Qwest Communications
     International                 1,243,000          10,217
   SBC Communications                296,779          11,111
   Sprint FON Group (C)               38,100             583
   Telephone & Data Systems            5,900             521
   Time Warner Telecom, Cl A*          8,900              54
   US Cellular*                        4,300             176
   Verizon Communications (C)        311,500          14,220
   Vodafone Group ADR                107,500           1,981
   West*                                 400              13
   Western Wireless, Cl A*             7,600              66
   Wireless Facilities*               16,700             100
   WorldCom - WorldCom Group*      1,766,200          11,904
                                                 -----------
                                                      79,420
                                                 -----------
TRUCKING -- 0.8%
   CH Robinson Worldwide               4,000             135
   Expeditors International
     Washington                       96,790           5,904
   Navistar International*             6,000             266
   United Parcel Service, Cl B       159,546           9,700
   Yellow*                            18,500             488
                                                 -----------
                                                      16,493
                                                 -----------
WHOLESALE -- 1.4%
   Costco Wholesale*                 335,756          13,370
   Fastenal (C)                       31,100           2,342
   Genuine Parts                     178,600           6,567
   Ingram Micro, Cl A*               189,300           3,133
   Tech Data*                         61,500           2,822
   W.W. Grainger                       4,800             270
                                                 -----------
                                                      28,504
                                                 -----------
Total Common Stock
   (Cost $1,841,700)                               1,973,582
                                                 -----------

U.S. TREASURY OBLIGATIONS -- 0.7%
   U. S. Treasury Bill (A) (B)
        1.820%, 08/29/02             $14,300          14,184
        1.770%, 04/04/02                 200             200
                                                 -----------
Total U.S. Treasury Obligations
   (Cost $14,393)                                     14,384
                                                 -----------

CASH EQUIVALENT -- 0.1%
   First Union Cash Management
     Program                       1,412,669           1,413
                                                 -----------
Total Cash Equivalent
   (Cost $1,413)                                       1,413
                                                 -----------



------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
------------------------------------------------------------
REPURCHASE AGREEMENT -- 3.1%
   Morgan Stanley Dean Witter
     1.850%, dated 03/28/02,
     matures 04/01/02, repurchase
     price $63,259,173 (collateralized
     by U.S. Government Agency
     obligations, total market
     value: $64,618,837)             $63,246     $    63,246
                                                 -----------
Total Repurchase Agreement
   (Cost $63,246)                                     63,246
                                                 -----------
Total Investments -- 100.0%
   (Cost $1,920,752)                               2,052,625
                                                 -----------
Other Assets & Liabilities -- 0.0%                      (831)
                                                 -----------

NET ASSETS:
Fund Shares of Class A
   (unlimited authorization -- no par value)
   based on 192,724,025 outstanding shares
   of beneficial interest                          2,401,832
Undistributed net investment income                    2,575
Accumulated net realized loss on investments        (485,821)
Net unrealized appreciation on futures                 1,335
Net unrealized appreciation on investments           131,873
                                                 -----------
Total Net Assets -- 100.0%                        $2,051,794
                                                 ===========
Net asset value, offering and redemption
   price per share-- Class A                          $10.65
                                                 ===========


* Non-income producing security.
(A) Securities have been pledged as collateral on open futures contracts.
(B) Yields shown are effective yields at time of purchase.
(C) This security or a partial position of this security is on loan at 03/31/02 (see Note 9). The total value of securities on loan at 03/31/02 was $67,493,026.
ADR -- American Depository Receipt
Cl -- Class
Amounts designated as "--" are zero or have been rounded to zero.
The accompanying notes are an integral part of the financial statements.



--------------------------------------------------------------------------------
10         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2002

Large Cap Value Fund



-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
COMMON STOCK -- 98.5%
AEROSPACE & DEFENSE -- 2.7%
   Boeing                            391,200     $    18,875
   General Dynamics                  238,700          22,426
   Goodrich                          319,400          10,106
   Hughes Electronics*               145,600           2,395
   Lockheed Martin                   167,500           9,645
   Northrop Grumman (C)              193,658          21,893
   Raytheon                          266,600          10,944
   Rockwell Collins                  220,900           5,571
   United Technologies               131,100           9,728
                                                 -----------
                                                     111,583
                                                 -----------
AIR TRANSPORTATION -- 0.7%
   AMR*                               58,700           1,550
   Continental Airlines, Cl B*        31,100             881
   Delta Air Lines                   172,400           5,641
   FedEx*                            133,200           7,739
   Northwest Airlines*                24,300             463
   Skywest                            13,400             334
   Southwest Airlines                334,100           6,465
   Textron                            60,400           3,086
   UAL                                33,200             543
   US Airways Group (C)*              37,200             240
                                                 -----------
                                                      26,942
                                                 -----------
APPAREL/TEXTILES -- 0.3%
   Jones Apparel Group*               13,000             454
   Liz Claiborne                      92,600           2,626
   Mohawk Industries*                 22,500           1,352
   Polo Ralph Lauren*                 27,800             811
   VF                                146,000           6,315
                                                 -----------
                                                      11,558
                                                 -----------
AUTOMOTIVE -- 1.6%
   Autoliv                            32,600             790
   Dana                              328,800           7,059
   Delphi                            380,144           6,079
   Ford Motor                      1,098,732          18,118
   General Motors (C)                377,300          22,808
   ITT Industries                     40,500           2,553
   Lear*                              24,600           1,171
   Paccar                             33,800           2,474
   SPX*                               11,400           1,614
   TRW                                44,600           2,296
   Visteon                           104,676           1,732
                                                 -----------
                                                      66,694
                                                 -----------
BANKS -- 13.2%
   AmSouth Bancorp                   177,300           3,897
   Associated Banc                    27,100           1,031

-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
   Astoria Financial                 322,600     $     9,371
   Bank of America (C)             1,375,683          93,574
   Bank of New York                  199,600           8,387
   Bank One                          782,600          32,697
   Banknorth Group                    86,900           2,290
   BB&T                              177,800           6,776
   Charter One Financial              86,370           2,696
   City National                      21,900           1,152
   Comerica                          153,200           9,586
   Commerce Bancorp                   11,400             512
   Commerce Bancshares                36,540           1,616
   Compass Bancshares                 65,800           2,031
   Cullen/Frost Bankers               29,000           1,040
   Fifth Third Bancorp                55,030           3,713
   First Tennessee National           48,200           1,689
   First Virginia Banks               12,100             649
   FirstMerit                         22,500             648
   FleetBoston Financial             631,000          22,085
   Fulton Financial                   20,000             501
   Golden State Bancorp (C)           43,500           1,291
   Golden West Financial (C)         248,200          15,761
   Greenpoint Financial              254,000          11,100
   Hibernia, Cl A                     53,000           1,012
   Hudson City Bancorp                10,700             347
   Huntington Bancshares             134,200           2,644
   JP Morgan Chase                 1,018,530          36,311
   Keycorp                           292,800           7,803
   M&T Bank                           40,100           3,223
   Marshall & Ilsley                  44,500           2,770
   Mellon Financial                  615,400          23,748
   Mercantile Bankshares              38,300           1,657
   National City                     580,200          17,847
   National Commerce Financial        98,200           2,730
   North Fork Bancorporation          62,900           2,237
   Northern Trust                     50,800           3,053
   Old National Bancorp               16,905             414
   Pacific Century Financial          24,100             628
   PNC Financial Services Group      437,700          26,914
   Popular                            49,600           1,449
   Regions Financial                 114,400           3,930
   Roslyn Bancorp                     26,850             556
   Sky Financial Group                21,800             485
   SouthTrust                        170,600           4,504
   Sovereign Bancorp                 113,500           1,595
   State Street                       85,300           4,724
   SunTrust Banks                    119,300           7,961
   Synovus Financial                  34,600           1,055
   TCF Financial                      31,100           1,636
   Union Planters                     52,200           2,474
   UnionBanCal                       210,400           9,262
   US Bancorp                        884,700          19,968
   Valley National Bancorp            22,660             796
   Wachovia                          866,600          32,133
   Washington Federal                 39,930             956

--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2002         11

STATEMENT OF NET ASSETS (Unaudited)

March 31, 2002


------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
------------------------------------------------------------
   Washington Mutual (C)           1,015,950     $    33,658
   Webster Financial                  21,400             801
   Wells Fargo                       952,700          47,063
   Wilmington Trust                   13,700             922
   Zions Bancorporation               48,500           2,875
                                                 -----------
                                                     546,234
                                                 -----------
BEAUTY PRODUCTS -- 1.5%
   Alberto-Culver, Cl B               10,900             589
   Avon Products                      93,400           5,074
   Colgate-Palmolive                  66,900           3,823
   Estee Lauder, Cl A                  4,200             143
   Gillette                          242,800           8,258
   International Flavors & Fragrances 28,400             993
   Procter & Gamble                  460,800          41,513
                                                 -----------
                                                      60,393
                                                 -----------
BIOTECHNOLOGY -- 0.6%
   Applera - Celera Genomics Group*   24,400             501
   Biogen*                           505,700          24,810
                                                 -----------
                                                      25,311
                                                 -----------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 2.6%
   Adelphia Communications, Cl A (C)* 30,900             460
   Belo, Cl A                         26,600             618
   Cablevision Systems, Cl A*         34,500           1,173
   Cablevision Systems-Rainbow
     Media Group (C)*                 19,550             483
   Charter Communications, Cl A*      40,200             454
   Clear Channel Communications*     119,600           6,149
   Comcast, Cl A*                    308,600           9,814
   COX Communications, Cl A*          94,100           3,542
   Dow Jones                          13,300             774
   E.W. Scripps, Cl A                  9,000             739
   Emmis Communications, Cl A*        23,300             623
   Entercom Communications*           11,200             615
   Fox Entertainment Group, Cl A*     51,400           1,216
   Gannett                           123,800           9,421
   Gemstar-TV Guide
     International (C)*               49,600             734
   Hispanic Broadcasting*             12,100             352
   Insight Communications*            21,000             440
   Interpublic Group                  15,504             531
   Knight Ridder (C)                 133,200           9,150
   Lamar Advertising*                 31,200           1,267
   Liberty Media, Cl A*            1,594,300          20,152
   McGraw-Hill                        55,800           3,808
   Mediacom Communications*           16,300             228
   Meredith                           10,200             434
   New York Times, Cl A               68,300           3,269
   R.R. Donnelley & Sons             240,600           7,483
   Radio One, Cl D*                   40,400             832
   Readers Digest Association, Cl A   32,400             726

------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
------------------------------------------------------------
   Tellium*                           19,600     $        45
   Tribune                            86,200           3,919
   USA Networks*                      32,900           1,045
   Valassis Communications*           20,200             780
   Viacom, Cl B (C)*                 332,007          16,059
   Washington Post, Cl B               1,100             668
   Westwood One*                      34,400           1,319
                                                 -----------
                                                     109,322
                                                 -----------
BUILDING & CONSTRUCTION -- 0.7%
   American Standard*                  1,700             120
   Centex                             91,700           4,762
   Clayton Homes                      29,500             494
   DR Horton                          33,500           1,263
   Lafarge North America              20,400             882
   Lennar                             26,400           1,393
   Martin Marietta Materials          24,800           1,047
   Masco                             206,100           5,658
   Pulte Homes                       172,900           8,273
   Texas Industries                   79,000           3,255
   Vulcan Materials                   31,300           1,488
                                                 -----------
                                                      28,635
                                                 -----------
CHEMICALS -- 2.9%
   Air Products & Chemicals          100,500           5,191
   Ashland                           221,200          10,067
   Cabot                              28,200           1,039
   Dow Chemical                    1,132,700          37,062
   E.I. Du Pont de Nemours           686,900          32,387
   Eastman Chemical                  218,800          10,675
   Ecolab                              4,200             192
   Engelhard                          53,700           1,666
   Great Lakes Chemical               23,700             668
   Hercules*                          41,500             552
   Lubrizol                          175,600           6,109
   Lyondell Chemical                 182,300           3,028
   Millennium Chemicals              122,700           1,808
   OM Group                           13,700             991
   PPG Industries                     82,100           4,508
   Rohm & Haas                        69,900           2,955
   Sigma-Aldrich                      39,800           1,869
   Solutia                            28,300             246
                                                 -----------
                                                     121,013
                                                 -----------
COAL MINING -- 0.0%
   Arch Coal                          17,900             382
   Massey Energy                      30,400             514
                                                 -----------
                                                         896
                                                 -----------
COMMERCIAL SERVICES -- 0.8%
   Cendant (C)*                    1,085,028          20,833
   Deluxe                             92,400           4,275

--------------------------------------------------------------------------------
12         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2002

------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
------------------------------------------------------------
   Fluor                              30,700     $     1,252
   Iron Mountain*                      8,250             262
   Jacobs Engineering Group*           9,500             677
   KPMG Consulting*                   16,900             341
   Manpower                           33,700           1,310
   Monsanto                           22,500             711
   Quanta Services*                    5,500              95
   Quintiles Transnational*           34,500             612
   Service International*            137,400             728
   Servicemaster                     111,500           1,533
   Viad                               29,600             829
                                                 -----------
                                                      33,458
                                                 -----------
COMMUNICATIONS EQUIPMENT -- 0.9%
   Acterna*                           15,500              23
   ADC Telecommunications*           266,100           1,083
   Advanced Fibre Communication*      26,400             507
   American Tower, Cl A*              33,900             183
   Crown Castle International*        39,300             260
   Harris                             29,600           1,063
   Motorola                        2,086,100          29,623
   Tellabs*                          273,000           2,858
   Utstarcom (C)*                     22,600             593
                                                 -----------
                                                      36,193
                                                 -----------
COMPUTERS & SERVICES -- 3.6%
   3Com*                             121,900             745
   Apple Computer*                   158,300           3,747
   Ariba (C)*                         65,600             297
   Autodesk                          160,300           7,484
   Ceridian*                          46,100           1,016
   CMGI (C)*                         137,200             185
   CNET Networks*                     49,100             269
   Compaq Computer                   742,600           7,760
   Computer Sciences*                464,800          23,589
   Diebold                            29,300           1,194
   DoubleClick*                        2,700              32
   DST Systems*                        5,900             294
   Earthlink*                         25,300             257
   Electronic Data Systems           386,500          22,413
   Enterasys Networks*                49,600             210
   Gateway (C)*                       66,500             420
   Hewlett-Packard                 1,271,600          22,812
   International Business Machines   389,900          40,550
   Maxtor*                            41,900             291
   NCR*                              212,200           9,496
   Palm*                             111,600             445
   Quantum*                          276,500           2,201
   Riverstone Networks*               17,450             105
   RSA Security (C)*                  18,650             168
   Sandisk*                           22,700             493
   Storage Technology*                32,300             693

------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
------------------------------------------------------------
   Ticketmaster, Cl B*                13,600     $       402
   Unisys (C)*                       119,700           1,512
   WebMD*                             75,200             578
                                                 -----------
                                                     149,658
                                                 -----------
CONTAINERS & PACKAGING -- 0.8%
   Ball                              201,200           9,501
   Bemis                              28,400           1,543
   Crown Cork & Seal*                337,900           3,024
   Owens-Illinois*                   213,900           3,636
   Pactiv*                            84,400           1,690
   Smurfit-Stone Container*          375,800           6,441
   Sonoco Products                   199,600           5,711
                                                 -----------
                                                      31,546
                                                 -----------
DATA PROCESSING -- 0.2%
   Acxiom*                            42,600             730
   Dun & Bradstreet*                  28,000           1,120
   Reynolds & Reynolds, Cl A         143,600           4,308
                                                 -----------
                                                       6,158
                                                 -----------
DRUGS -- 2.0%
   Abbott Laboratories               282,900          14,881
   Bristol-Myers Squibb              259,900          10,523
   Cephalon*                           2,300             145
   Eli Lilly (C)                      79,500           6,058
   ICN Pharmaceuticals                23,900             759
   Merck                             519,300          29,901
   Mylan Laboratories                 37,900           1,117
   Pfizer                             81,600           3,243
   Pharmacia                         331,600          14,949
   Schering-Plough                    77,300           2,419
   Sepracor (C)*                       6,100             118
                                                 -----------
                                                      84,113
                                                 -----------
ELECTRICAL SERVICES -- 4.5%
   Allegheny Energy                   46,500           1,923
   Allete                             44,800           1,303
   Alliant Energy                     21,700             656
   Ameren (C)                         66,600           2,847
   American Electric Power           417,820          19,257
   American Power Conversion*         85,100           1,258
   Aquila                             67,589           1,679
   Black Hills                        15,200             509
   Capstone Turbine*                  24,600              80
   Cinergy                           182,800           6,535
   CMS Energy                         50,400           1,141
   Conectiv                           25,900             645
   Consolidated Edison (C)           148,400           6,219
   Constellation Energy Group         67,500           2,082
   Dominion Resources                125,661           8,188

--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2002         13

STATEMENT OF NET ASSETS (Unaudited)

March 31, 2002

-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
   DPL                                44,400     $     1,134
   DTE Energy                         67,432           3,068
   Duke Energy                       342,600          12,950
   Edison International*             521,800           8,740
   Energy East                       191,300           4,161
   Entergy                            78,800           3,421
   Exelon                            145,600           7,712
   FirstEnergy                       129,978           4,495
   FPL Group                         167,200           9,957
   Great Plains Energy                40,400           1,008
   Hubbell, Cl B                      14,900             490
   Idacorp                             8,100             328
   Kemet*                             49,800             965
   MDU Resources Group                22,100             685
   Mirant*                            52,213             754
   Molex                              53,000           1,837
   NiSource                          107,400           2,465
   Northeast Utilities                65,300           1,298
   NRG Energy*                        16,900             204
   NSTAR                              28,200           1,279
   OGE Energy                         18,700             448
   PG&E*                             426,600          10,051
   Pinnacle West Capital              95,000           4,308
   Potomac Electric Power             59,700           1,394
   PPL                                60,700           2,404
   Progress Energy                    88,800           4,444
   Public Service Enterprise Group   237,700          10,887
   Puget Energy                       50,000           1,039
   Reliant Energy                    185,500           4,784
   Reliant Resources*                 34,800             588
   Scana                              32,000             979
   Southern                          330,600           8,758
   TECO Energy                        46,900           1,343
   TXU                               120,600           6,574
   Western Resources                  47,000             806
   Wisconsin Energy                  191,300           4,760
   XCEL Energy                       158,500           4,018
                                                 -----------
                                                     188,858
                                                 -----------
ELECTRONICS -- 0.6%
   Agilent Technologies (C)*         137,300           4,800
   Arrow Electronics*                182,500           5,104
   Avnet                             173,200           4,687
   AVX                                28,700             601
   Energizer Holdings*                35,300             838
   Sanmina-SCI*                       35,768             420
   Solectron*                        197,400           1,540
   Sycamore Networks*                 70,700             279
   Tektronix*                         35,700             845
   Thomas & Betts                    179,800           3,805
   Vishay Intertechnology (C)*        49,100             999
                                                 -----------
                                                      23,918
                                                 -----------


-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
ENTERTAINMENT -- 0.7%
   Brunswick                          45,300     $     1,237
   Callaway Golf                      21,600             416
   Hasbro                             78,300           1,239
   International Speedway, Cl A        9,800             448
   Mattel                            197,200           4,110
   Six Flags*                         37,800             675
   Walt Disney                       927,912          21,416
                                                 -----------
                                                      29,541
                                                 -----------
ENVIRONMENTAL SERVICES -- 0.6%
   Allied Waste Industries*           45,700             594
   Republic Services*                 67,200           1,255
   Waste Management                  901,200          24,558
                                                 -----------
                                                      26,407
                                                 -----------
FINANCIAL SERVICES -- 10.3%
   AG Edwards                         41,400           1,821
   Allied Capital                    309,100           8,500
   American Express                  540,200          22,127
   Bear Stearns (C)                  184,500          11,578
   Citigroup (C)                   2,716,867         134,539
   Countrywide Credit                223,600          10,006
   E*trade Group*                     58,300             549
   Fannie Mae                        485,200          38,758
   Franklin Resources                443,900          18,608
   Freddie Mac                       260,000          16,476
   Goldman Sachs Group                97,100           8,763
   H&R Block (C)                      42,100           1,871
   Household International           627,700          35,653
   Instinet Group*                    30,300             197
   John Nuveen, Cl A                   5,400             298
   Knight Trading Group*              26,000             186
   Legg Mason                         22,200           1,179
   Lehman Brothers Holdings          312,500          20,200
   MBNA                              341,400          13,168
   Merrill Lynch                     369,300          20,452
   Moody's                            15,600             641
   Morgan Stanley Dean Witter        624,200          35,773
   Neuberger Berman                   13,800             647
   Stilwell Financial                 95,800           2,346
   T Rowe Price Group                 55,800           2,172
   USA Education                     216,800          21,203
                                                 -----------
                                                     427,711
                                                 -----------
FOOD, BEVERAGE & TOBACCO -- 4.2%
   Adolph Coors, Cl B                 50,300           3,394
   Albertson's                       398,600          13,210
   American Water Works               39,500           1,730
   Anheuser-Busch                    230,200          12,016
   Archer-Daniels-Midland            234,585           3,268

--------------------------------------------------------------------------------
14         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2002

-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
   Brown-Forman, Cl B                 13,300     $       968
   Campbell Soup                      59,700           1,600
   Coca-Cola                         158,200           8,267
   Coca-Cola Enterprises              57,700           1,084
   Conagra Foods                     531,900          12,899
   Constellation Brands, Cl A*         9,200             506
   General Mills                     155,300           7,586
   H.J. Heinz                        108,900           4,519
   Hershey Foods                      37,200           2,550
   Hormel Foods                       22,900             626
   Kellogg                            54,600           1,833
   McCormick                          20,200           1,033
   Pepsi Bottling Group               23,000             595
   PepsiAmericas                      47,400             683
   PepsiCo                           256,000          13,184
   Philip Morris                     866,825          45,656
   RJ Reynolds Tobacco Holdings       84,300           5,458
   Ruddick                           113,600           1,890
   Sara Lee                          218,103           4,528
   Smithfield Foods*                  36,400             950
   Supervalu                         343,632           8,866
   Sysco                              95,300           2,842
   Tootsie Roll Industries             8,337             383
   Tyson Foods, Cl A                 473,523           5,909
   UST                                46,100           1,795
   Winn-Dixie Stores                  39,200             629
   Wm Wrigley Jr                      38,200           2,036
                                                 -----------
                                                     172,493
                                                 -----------
GAS/NATURAL GAS -- 1.2%
   Dynegy, Cl A                        7,100             206
   El Paso                           696,500          30,667
   KeySpan                            57,000           2,074
   Kinder Morgan                      23,400           1,133
   National Fuel Gas                  41,200           1,003
   Nicor                              21,800             993
   Praxair                            66,000           3,947
   Questar                            42,300           1,088
   Sempra Energy                     194,000           4,879
   Vectren                            15,200             391
   Williams (C)                      187,100           4,408
                                                 -----------
                                                      50,789
                                                 -----------
HAND/MACHINE TOOLS -- 0.3%
   Black & Decker                     27,900           1,298
   Illinois Tool Works               107,900           7,807
   Snap-On                            17,200             586
   Stanley Works                      40,500           1,873
                                                 -----------
                                                      11,564
                                                 -----------
HOTELS & LODGING -- 0.3%
   Harrah's Entertainment*            43,600           1,930
   Hilton Hotels                     152,800           2,185


--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Mandalay Resort Group*             36,300     $     1,114
   Marriott International, Cl A       79,500           3,573
   MGM Mirage*                        36,100           1,308
   Park Place Entertainment*         126,800           1,338
   Starwood Hotels & Resorts
     Worldwide                        77,600           2,919
                                                 -----------
                                                      14,367
                                                 -----------
HOUSEHOLD PRODUCTS, FURNITURE & FIXTURES -- 0.7%
   Clorox                             84,800           3,700
   Ethan Allen Interiors              18,700             712
   Fortune Brands                     68,400           3,377
   Leggett & Platt                   217,900           5,404
   Maytag                             19,500             863
   Newell Rubbermaid                 101,700           3,250
   Whirlpool                         176,400          13,327
                                                 -----------
                                                      30,633
                                                 -----------

INSURANCE -- 8.9%
   ACE                               238,600           9,950
   Aetna                             132,700           5,151
   Aflac                             134,000           3,953
   Allmerica Financial                26,700           1,199
   Allstate                          509,500          19,244
   AMBAC Financial Group             167,050           9,868
   American Financial Group           10,000             287
   American International Group      312,600          22,551
   American National Insurance         4,200             397
   AON                               709,300          24,826
   Chubb                             274,852          20,092
   Cigna                             430,400          43,638
   Cincinnati Financial               71,000           3,100
   CNA Financial*                     11,900             353
   Conseco (C)*                      119,500             433
   Erie Indemnity, Cl A               16,200             659
   Fidelity National Financial (C)    43,120           1,137
   Hartford Financial Services Group 462,700          31,519
   HCC Insurance Holdings             25,700             718
   Health Net*                        31,400             862
   Humana*                            69,200             936
   Jefferson-Pilot                    74,750           3,744
   John Hancock Financial Services   133,700           5,106
   Leucadia National                   7,700             275
   Lincoln National                  664,900          33,730
   Loews                             195,000          11,423
   Markel*                             5,200           1,058
   Marsh & McLennan (C)              243,900          27,497
   MBIA                               69,650           3,809
   Metlife (C)                       143,200           4,511
   MGIC Investment                    38,700           2,648
   Mony Group                         15,200             613
   Nationwide Financial Services      15,300             655
   Old Republic International        242,200           7,743

--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2002         15

STATEMENT OF NET ASSETS (Unaudited)

March 31, 2002
-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
   PMI Group                         111,700     $     8,462
   Progressive                        27,200           4,532
   Protective Life                    32,700           1,020
   Radian Group                       29,700           1,458
   Reinsurance Group of America        8,600             269
   Safeco                             67,900           2,176
   St Paul (C)                       613,200          28,115
   Torchmark                         107,400           4,327
   Transatlantic Holdings              6,900             567
   Travelers Property Casualty,
     Cl A*                           435,600           8,712
   Trigon Healthcare*                 17,400           1,285
   UnitedHealth Group                 28,400           2,170
   Unitrin                            11,900             478
   UnumProvident                      87,900           2,455
                                                 -----------
                                                     369,711
                                                 -----------
LEASING & RENTING -- 0.0%
   Gatx                               24,000             763
   United Rentals*                    11,500             316
                                                 -----------
                                                       1,079
                                                 -----------
MACHINERY -- 1.6%
   Caterpillar                       146,300           8,317
   Crane                              15,100             413
   Cummins (C)                       153,100           7,231
   Deere                             279,100          12,713
   Dover                              91,500           3,751
   Eaton                              21,100           1,709
   Emerson Electric                  189,700          10,887
   FMC Technologies*                  17,541             350
   Johnson Controls                   43,300           3,824
   NACCO Industries, Cl A             23,600           1,564
   Pall                               36,800             754
   Parker Hannifin (C)                59,700           2,979
   Pentair                            24,500           1,102
   Rockwell Automation               238,200           4,778
   Tecumseh Products, Cl A            90,400           4,818
   Thermo Electron*                   77,800           1,613
                                                 -----------
                                                      66,803
                                                 -----------
MEDICAL PRODUCTS & SERVICES -- 3.1%
   AmerisourceBergen                  13,024             890
   Apogent Technologies*              21,800             538
   Bausch & Lomb                     133,400           5,946
   Baxter International               18,500           1,101
   Beckman Coulter                   105,600           5,393
   Becton Dickinson                  111,300           4,198
   Boston Scientific*                936,533          23,498
   C.R. Bard                          20,500           1,210
   Cerner*                             4,600             219
   Dentsply International             20,250             750


-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
   Guidant*                          348,700     $    15,106
   HCA                               205,600           9,063
   Health Management
     Associates, Cl A*                50,100           1,039
   Healthsouth*                      157,200           2,256
   Henry Schein*                      18,700             824
   Hillenbrand Industries             15,200             937
   Johnson & Johnson (C)             303,400          19,706
   Manor Care*                        39,400             918
   McKesson                          112,300           4,203
   Omnicare                           37,300             966
   St. Jude Medical*                   3,000             231
   Tenet Healthcare*                 361,400          24,221
   Triad Hospitals*                   27,400             942
   Universal Health Services, Cl B*    8,400             346
   Viasys Healthcare*                 11,366             256
   Wellpoint Health Networks*         46,000           2,929
   Zimmer Holdings*                   24,820             845
                                                 -----------
                                                     128,531
                                                 -----------
METALS & MINING -- 0.6%
   Alcoa                             339,300          12,805
   Freeport-McMoran Copper
     & Gold, Cl B*                   335,400           5,910
   Newmont Mining Holding (C)         66,600           1,844
   Phelps Dodge                       30,000           1,263
   Precision Castparts                23,900             846
   Timken                            128,500           2,967
                                                 -----------
                                                      25,635
                                                 -----------
MISCELLANEOUS MANUFACTURING -- 1.1%
   Cooper Industries                  39,300           1,649
   Danaher                             5,800             412
   FMC*                               38,200           1,601
   Honeywell International           622,000          23,804
   Teleflex                            9,700             530
   Tyco International                603,100          19,492
                                                 -----------
                                                      47,488
                                                 -----------
OFFICE/BUSINESS EQUIPMENT -- 0.7%
   Avery Dennison                     22,200           1,355
   HON Industries                     17,000             483
   Imagistics International*          11,168             177
   Minnesota Mining & Manufacturing  113,800          13,088
   Pitney Bowes                      104,600           4,477
   Steelcase, Cl A                    33,600             563
   Xerox*                            704,900           7,578
                                                 -----------
                                                      27,721
                                                 -----------


--------------------------------------------------------------------------------
16         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2002

-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
PAINT & RELATED PRODUCTS -- 0.1%
   Sherwin-Williams                  110,200     $     3,138
   Valspar                            26,300           1,238
                                                 -----------
                                                       4,376
                                                 -----------
PAPER & PAPER PRODUCTS -- 2.6%
   Boise Cascade                      31,900           1,156
   Bowater                            19,400             966
   Georgia-Pacific                   230,376           6,900
   International Paper               597,635          25,704
   Kimberly-Clark                    544,500          35,202
   MeadWestvaco                      309,491          10,260
   Temple-Inland                      19,100           1,083
   Weyerhaeuser (C)                  423,800          26,640
                                                 -----------
                                                     107,911
                                                 -----------
PETROLEUM & FUEL PRODUCTS -- 8.3%
   Amerada Hess                      173,100          13,737
   Apache                             41,140           2,340
   Burlington Resources               63,800           2,558
   ChevronTexaco                     632,982          57,139
   Conoco                            652,100          19,028
   Devon Energy                       55,800           2,693
   Diamond Offshore Drilling           8,800             275
   Ensco International                12,600             380
   EOG Resources                      15,600             633
   Equitable Resources                30,200           1,051
   Exxon Mobil                     3,261,978         142,973
   Forest Oil*                        10,800             320
   Global Industries*                 32,900             307
   Grant Prideco*                     39,800             544
   Helmerich & Payne                  19,500             782
   Kerr-McGee                         38,800           2,439
   Marathon Oil                      272,600           7,851
   Murphy Oil                          6,300             605
   Newfield Exploration*               7,300             270
   Noble Affiliates                   23,300             910
   Noble Drilling*                     8,000             331
   Occidental Petroleum              721,300          21,026
   Ocean Energy                       28,700             568
   Phillips Petroleum                847,480          53,222
   Pioneer Natural Resources*         37,600             838
   Pogo Producing                     22,000             697
   Pride International*               24,400             388
   Rowan*                              7,500             173
   Sunoco                             36,800           1,472
   Tidewater                          16,800             711
   Unocal                             97,400           3,794
   Valero Energy (C)                  45,700           2,263
   Varco International*               11,400             229
   Weatherford International*         12,300             586
                                                 -----------
                                                     343,133
                                                 -----------

-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
PHOTOGRAPHIC EQUIPMENT & SUPPLIES -- 0.2%
   Eastman Kodak                     281,200     $     8,765
                                                 -----------
PRINTING & PUBLISHING -- 0.0%
   Harte-Hanks                         6,600             209
                                                 -----------
RAILROADS -- 1.3%
   Burlington Northern Santa Fe      568,500          17,157
   CSX                               341,400          13,011
   Norfolk Southern                  656,500          15,717
   Union Pacific                     117,700           7,314
                                                 -----------
                                                      53,199
                                                 -----------
REAL ESTATE -- 0.0%
   Catellus Development*              29,500             580
   Security Capital Group, Cl B*      44,700           1,139
                                                 -----------
                                                       1,719
                                                 -----------
REAL ESTATE INVESTMENT TRUSTS -- 0.9%
   AMB Property                       16,600             456
   Apartment Investment
     & Management, Cl A               34,600           1,674
   Archstone-Smith Trust              64,700           1,733
   Arden Realty                       24,000             682
   AvalonBay Communities              25,000           1,245
   Boston Properties                  27,600           1,089
   CarrAmerica Realty                 28,900             908
   Crescent Real Estate Equity        23,800             462
   Duke Realty                        41,500           1,079
   Equity Office Properties Trust    199,584           5,985
   Equity Residential Properties
     Trust                           139,000           3,995
   General Growth Properties (C)      23,200           1,025
   Health Care Property Investors     36,200           1,468
   Hospitality Properties Trust       30,900           1,061
   Host Marriott                     135,700           1,622
   iStar Financial                    44,100           1,274
   Kimco Realty                       46,650           1,525
   Liberty Property Trust             19,300             622
   Mack-Cali Realty                   30,600           1,061
   New Plan Excel Realty Trust        18,900             379
   Plum Creek Timber                  60,068           1,785
   Prologis Trust                     37,600             878
   Public Storage                     29,800           1,103
   Rouse                              27,100             840
   Simon Property Group               65,200           2,127
   Vornado Realty Trust               33,400           1,475
                                                 -----------
                                                      37,553
                                                 -----------
RETAIL -- 2.8%
   Autonation*                        97,200           1,353
   Autozone*                          22,000           1,515
   Barnes & Noble*                    17,900             555

--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2002         17

STATEMENT OF NET ASSETS (Unaudited)


Large Cap Value Fund (Concluded)
March 31, 2002
-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
   Big Lots*                          35,100     $       493
   Blockbuster, Cl A                  18,300             429
   Borders Group*                     41,000             980
   Brinker International*             32,450           1,052
   Circuit City Stores - Circuit
     City Group                       81,400           1,468
   CVS                                18,900             649
   Darden Restaurants                283,400          11,503
   Federated Department Stores (C)*  355,200          14,510
   Foot Locker*                       66,000           1,068
   JC Penney                         107,900           2,235
   K Mart*                           258,900             414
   Limited                           159,700           2,859
   May Department Stores             400,362          13,953
   McDonald's                        558,400          15,496
   Neiman-Marcus Group, Cl A*         10,000             344
   Nike, Cl B (C)                     28,800           1,728
   Nordstrom                          37,600             921
   Office Depot*                     124,600           2,473
   Outback Steakhouse*                31,500           1,127
   Payless Shoesource (C)*             8,800             537
   Reebok International*              22,700             614
   Rite Aid (C)*                      50,500             175
   Ross Stores                        41,700           1,578
   Saks*                              42,000             552
   Sears Roebuck                     347,200          17,801
   Staples*                           62,800           1,254
   Talbots                             5,000             177
   Target                            172,500           7,438
   Toys "R" US*                       98,500           1,769
   Tricon Global Restaurants*         59,800           3,515
   Wendy's International              50,300           1,759
                                                 -----------
                                                     114,294
                                                 -----------
RUBBER-TIRES -- 0.2%
   Cooper Tire & Rubber              119,700           2,591
   Goodyear Tire & Rubber            253,100           6,472
                                                 -----------
                                                       9,063
                                                 -----------
SEMI-CONDUCTORS/INSTRUMENTS -- 0.3%
   Advanced Micro Devices*            37,700             555
   Amkor Technology*                  23,600             526
   Atmel*                            105,600           1,071
   Cirrus Logic*                      16,600             313
   Conexant Systems*                  58,900             710
   Cypress Semiconductor*             18,200             419
   Integrated Device Technology*       7,200             239
   JDS Uniphase*                     283,600           1,670
   LSI Logic*                         87,500           1,487
   Micron Technology (C)*            119,900           3,945
   National Semiconductor*            44,100           1,486
   Vitesse Semiconductor (C)*         16,700             164
                                                 -----------
                                                      12,585
                                                 -----------


-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
SOFTWARE -- 0.2%
   BMC Software*                      30,500     $       593
   Computer Associates International 196,100           4,293
   Compuware*                         79,800           1,030
   Intuit*                            19,100             733
   Network Associates (C)*            30,900             748
   Openwave Systems*                  40,700             259
   Sybase*                            16,900             295
   TIBCO Software*                     3,200              38
   Vignette*                          82,400             283
                                                 -----------
                                                       8,272
                                                 -----------
STEEL & STEEL WORKS -- 0.1%
   AK Steel Holding                   27,000             386
   Allegheny Technologies             39,800             658
   Nucor                              40,900           2,628
   United States Steel                41,100             746
                                                 -----------
                                                       4,418
                                                 -----------
TELEPHONES & TELECOMMUNICATIONS -- 6.2%
   Allegiance Telecom*                16,900              51
   Alltel                            142,900           7,938
   AT&T                            2,651,850          41,634
   BellSouth                         926,700          34,158
   Broadwing*                         86,100             602
   CenturyTel                         54,600           1,856
   Citizens Communications*           74,600             802
   Corning                           223,300           1,702
   Level 3 Communications (C)*       120,100             428
   Lucent Technologies*            1,496,100           7,077
   McLeodUSA, Cl A (C)*              251,800              45
   Metromedia Fiber Network,
     Cl A (C)*                        38,000               4
   NTL (C)*                          101,200              20
   Oni Systems*                       37,600             232
   PanAmSat*                          17,300             395
   Polycom*                            2,500              61
   Qwest Communications
     International (C)             1,656,000          13,612
   SBC Communications              1,325,300          49,619
   Sprint FON Group                  596,900           9,127
   Telephone & Data Systems           14,100           1,244
   US Cellular*                        4,500             185
   Verizon Communications          1,399,430          63,884
   WorldCom - MCI Group               40,452             239
   WorldCom - WorldCom Group*      3,455,500          23,290
                                                 -----------
                                                     258,205
                                                 -----------


--------------------------------------------------------------------------------
18         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2002

-------------------------------------------------------------
                         Shares/Face Amount     Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
TRUCKING -- 0.2%
   CNF                                20,000     $       660
   Navistar International*            24,300           1,076
   United Parcel Service, Cl B        23,200           1,411
   Yellow*                           173,300           4,573
                                                 -----------
                                                       7,720
                                                 -----------
WHOLESALE -- 0.6%
   Costco Wholesale*                 175,600           6,992
   Genuine Parts                     230,000           8,457
   Ingram Micro, Cl A*               241,600           3,999
   Tech Data*                         90,700           4,162
   W.W. Grainger                      30,600           1,721
                                                 -----------
                                                      25,331
                                                 -----------
Total Common Stock
   (Cost $3,761,948)                               4,089,709
                                                 -----------

U.S. TREASURY OBLIGATIONS -- 0.2%
   U.S. Treasury Bills (A) (B)
        1.820%, 08/29/02             $ 9,200           9,125
        1.730%, 05/30/02                 770             768
                                                 -----------
Total U.S. Treasury Obligations
   (Cost $9,899)                                       9,893
                                                 -----------

REPURCHASE AGREEMENT -- 1.3%
   JP Morgan Chase
     1.850%, dated 03/28/02, matures
     04/01/02, repurchase price
     $54,000,853 (collateralized by
     U.S. Government Agency obligations,
     total market value:
     $55,073,805)                     53,990          53,990
                                                 -----------
Total Repurchase Agreement
   (Cost $53,990)                                     53,990
                                                 -----------
Total Investments -- 100.0%
   (Cost $3,825,837)                               4,153,592
                                                 -----------
Other Assets & Liabilities-- 0.0%                        147
                                                 -----------


-------------------------------------------------------------
                                                       Value
Description                                    ($ Thousands)
-------------------------------------------------------------
NET ASSETS:
Fund Shares of Class A
   (unlimited authorization -- no par value)
   based on 217,365,790 outstanding shares of
   beneficial interest                           $ 3,881,642
Fund Shares of Class I
   (unlimited authorization -- no par value)
   based on 301,776 outstanding shares of
   beneficial interest                                 5,609
Undistributed net investment income                   11,294
Accumulated net realized loss on investments         (72,194)
Net unrealized depreciation on futures                  (367)
Net unrealized appreciation on investments           327,755
                                                 -----------
Total Net Assets -- 100.0%                        $4,153,739
                                                 ===========

Net asset value, offering and redemption
   price per share -- Class A                         $19.08
                                                 ===========

Net asset value, offering and redemption
   price per share -- Class I                         $19.08
                                                 ===========

* Non-income producing security.
(A) Securities have been pledged as collateral on open futures contracts.
(B) Yields shown are effective yields at time of purchase.
(C) This security or a partial position of this security is on loan at 03/31/02 (see Note 9). The total value of securities on loan at 03/31/02 was $121,371,381.
Cl -- Class
The accompanying notes are an integral part of the financial statements.





--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2002         19

STATEMENT OF NET ASSETS (Unaudited)


Large Cap Growth Fund
March 31, 2002
-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
COMMON STOCK -- 97.7%
APPAREL/TEXTILES -- 0.7%
   Cintas (C)                        525,400     $    26,196
                                                 -----------
AUTOMOTIVE -- 0.5%
   Harley-Davidson                   365,100          20,128
                                                 -----------
BANKS -- 3.2%
   Bank of New York                  558,896          23,485
   Bank One                          236,900           9,898
   JP Morgan Chase                   572,900          20,424
   Northern Trust                    465,000          27,951
   State Street                      862,000          47,737
                                                 -----------
                                                     129,495
                                                 -----------
BEAUTY PRODUCTS -- 2.0%
   Colgate-Palmolive                 403,419          23,055
   Gillette                          728,035          24,761
   Procter & Gamble                  353,872          31,880
                                                 -----------
                                                      79,696
                                                 -----------
BIOTECHNOLOGY -- 1.9%
   Amgen*                            940,044          56,102
   Genentech*                        291,670          14,715
   Genzyme-General Division*         149,770           6,540
                                                 -----------
                                                      77,357
                                                 -----------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 5.6%
   AOL Time Warner*                1,619,100          38,292
   Clear Channel Communications*     570,000          29,304
   Comcast, Cl A (C)*              1,600,800          50,905
   COX Communications, Cl A*         737,471          27,758
   Liberty Media, Cl A*            4,092,500          51,729
   Viacom, Cl A*                     241,000          11,713
   Viacom, Cl B (C)*                 325,100          15,725
                                                 -----------
                                                     225,426
                                                 -----------
BUILDING & CONSTRUCTION -- 0.6%
   Masco                             852,346          23,397
                                                 -----------
COMMERCIAL SERVICES -- 2.6%
   Paychex (C)                     2,084,569          82,757
   Robert Half International*        750,000          22,140
                                                 -----------
                                                     104,897
                                                 -----------



-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
COMMUNICATIONS EQUIPMENT -- 3.6%
   EchoStar Communications*          650,000     $    18,408
   Nokia Oyj ADR (C)               3,808,214          78,982
   Qualcomm*                       1,257,780          47,343
                                                 -----------
                                                     144,733
                                                 -----------
COMPUTERS & SERVICES -- 7.2%
   Brocade Communications Systems*   328,300           8,864
   Cisco Systems*                  4,316,000          73,070
   Dell Computer*                    526,300          13,742
   DST Systems*                      395,600          19,701
   eBay (C)*                         485,100          27,476
   Electronic Data Systems           542,934          31,485
   EMC-Mass*                         799,700           9,532
   Juniper Networks (C)*             428,600           5,409
   Network Appliance*                637,600          12,994
   Sungard Data Systems*             917,300          30,243
   VeriSign*                         650,000          17,550
   Veritas Software*                 880,400          38,588
                                                 -----------
                                                     288,654
                                                 -----------
DATA PROCESSING -- 5.4%
   Automatic Data Processing         606,280          35,328
   First Data                      1,679,200         146,510
   Fiserv*                           748,500          34,424
                                                 -----------
                                                     216,262
                                                 -----------
DRUGS -- 8.0%
   Allergan                          246,000          15,904
   Eli Lilly                         120,330           9,169
   Forest Laboratories*              135,910          11,104
   Pfizer                          4,995,121         198,506
   Pharmacia                       1,167,933          52,650
   Schering-Plough                   295,200           9,240
   Wyeth                             331,600          21,770
                                                 -----------
                                                     318,343
                                                 -----------
ELECTRONICS -- 0.7%
   Flextronics International*      1,069,400          19,516
   Sanmina-SCI*                      197,540           2,321
   Solectron*                        955,200           7,451
                                                 -----------
                                                      29,288
                                                 -----------
ENTERTAINMENT -- 0.6%
   Walt Disney                     1,030,092          23,775
                                                 -----------


--------------------------------------------------------------------------------
20         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2002

-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
FINANCIAL SERVICES -- 10.3%
   Charles Schwab                  4,512,750       $  59,072
   Citigroup                       1,924,691          95,311
   Concord EFS (C)*                2,116,580          70,376
   Fannie Mae                         63,800           5,096
   Goldman Sachs Group               557,500          50,314
   MBNA                            1,643,400          63,386
   Merrill Lynch                     139,800           7,742
   Moody's                           750,000          30,825
   Morgan Stanley Dean Witter        467,400          26,787
   T Rowe Price Group                107,900           4,201
                                                 -----------
                                                     413,110
                                                 -----------
FOOD, BEVERAGE & TOBACCO -- 2.0%
   Coca-Cola                         536,109          28,017
   PepsiCo                           424,441          21,859
   Safeway*                          650,000          29,263
                                                 -----------
                                                      79,139
                                                 -----------
HOTELS & LODGING -- 0.8%
   Marriott International, Cl A      671,162          30,169
                                                 -----------
HOUSEHOLD PRODUCTS, FURNITURE & FIXTURES -- 1.6%
   General Electric (C)            1,687,447          63,195
                                                 -----------
INSURANCE -- 4.0%
   American International
     Group (C)                     1,781,283         128,502
   Marsh & McLennan                  260,955          29,420
                                                 -----------
                                                     157,922
                                                 -----------
MACHINERY -- 0.5%
   Caterpillar                       337,638          19,195
                                                 -----------
MEDICAL PRODUCTS & SERVICES -- 8.7%
   Cardinal Health                   912,300          64,673
   Gilead Sciences (C)*              384,400          13,835
   IMS Health                      1,353,600          30,388
   Johnson & Johnson               1,340,792          87,085
   Medtronic                       2,489,134         112,534
   Tenet Healthcare*                 445,900          29,884
   Wellpoint Health Networks*        128,400           8,175
                                                 -----------
                                                     346,574
                                                 -----------
MISCELLANEOUS MANUFACTURING -- 0.7%
   Tyco International (C)            892,200          28,836
                                                 -----------

-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
OFFICE/BUSINESS EQUIPMENT -- 0.5%
   Minnesota Mining & Manufacturing  170,324       $  19,589
                                                 -----------
PAPER & PAPER PRODUCTS -- 0.3%
   International Paper               292,400          12,576
                                                 -----------
PETROLEUM & FUEL PRODUCTS -- 1.3%
   Noble Drilling*                   371,300          15,368
   Schlumberger                      347,831          20,459
   Transocean Sedco Forex            459,187          15,259
                                                 -----------
                                                      51,086
                                                 -----------
RETAIL -- 9.4%
   Bed Bath & Beyond*                407,420          13,750
   Home Depot                      2,935,950         142,717
   Kohl's*                         1,110,730          79,029
   Nike, Cl B                        229,800          13,790
   RadioShack                      1,000,000          30,040
   Rite Aid (C)*                   2,000,000           6,920
   Wal-Mart Stores                   744,110          45,607
   Walgreen                        1,168,700          45,801
                                                 -----------
                                                     377,654
                                                 -----------
SEMI-CONDUCTORS/INSTRUMENTS -- 5.5%
   Altera*                           663,800          14,517
   Applied Materials*                159,540           8,658
   Intel                           4,569,500         138,959
   Maxim Integrated Products*         57,900           3,226
   Micron Technology (C)*            728,400          23,964
   Taiwan Semiconductor
     Manufacturing ADR*              818,300          16,980
   Texas Instruments                 432,300          14,309
                                                 -----------
                                                     220,613
                                                 -----------
SOFTWARE -- 4.9%
   BEA Systems*                      623,638           8,550
   Electronic Arts*                  221,728          13,481
   Microsoft (C)*                  2,696,020         162,597
   Peoplesoft*                       122,500           4,475
   Siebel Systems (C)*               216,323           7,054
                                                 -----------
                                                     196,157
                                                 -----------
TELEPHONES & TELECOMMUNICATIONS -- 0.8%
   Amdocs (C)*                       195,042           5,198
   AT&T Wireless Services*         1,930,600          17,279
   Vodafone Group ADR                516,800           9,524
                                                 -----------
                                                      32,001
                                                 -----------


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2002         21

STATEMENT OF NET ASSETS (Unaudited)


Large Cap Growth Fund (Concluded)
March 31, 2002
------------------------------------------------------------
                          Shares/Face Amount    Market Value
Description                     ($Thousands)   ($ Thousands)
------------------------------------------------------------
TRUCKING -- 1.9%
   Expeditors International
     Washington                      475,000       $  28,975
   United Parcel Service, Cl B (C)   781,054          47,488
                                                 -----------
                                                      76,463
                                                 -----------
Wholesale -- 1.9%
   Costco Wholesale*               1,632,870          65,021
   Fastenal (C)                      150,000          11,298
                                                 -----------
                                                      76,319
                                                 -----------
Total Common Stock
   (Cost $3,670,442)                               3,908,245
                                                 -----------

U.S. TREASURY OBLIGATION -- 0.5%
   U.S. Treasury Bill (A) (B)
        1.820%, 08/29/02             $20,500          20,334
                                                 -----------
Total U.S. Treasury Obligation
   (Cost $20,345)                                     20,334
                                                 -----------

REPURCHASE AGREEMENT -- 2.1%
   JP Morgan Chase
     3.250%, dated 03/28/02, matures
     04/01/02, repurchase price
     $85,759,552 (collateralized by
     U.S. Government Agency obligations,
     total market value: $87,458,518) 85,742          85,742
                                                 -----------
 Total Repurchase Agreement
   (Cost $85,742)                                     85,742
                                                 -----------
Total Investments -- 100.3%
   (Cost $3,776,529)                               4,014,321
                                                 -----------
Other Assets and Liabilities, Net -- (0.3)%          (10,933)
                                                 -----------

------------------------------------------------------------
                                                       Value
Description                                    ($ Thousands)
------------------------------------------------------------
NET ASSETS:
Fund Shares of Class A
   (unlimited authorization -- no par value)
   based on 214,992,331 outstanding shares of
   beneficial interest                           $ 5,293,169
Fund Shares of Class I
   (unlimited authorization -- no par value)
   based on 407,743 outstanding shares of
   beneficial interest                                 8,127
Accumulated net investment loss                       (5,603)
Accumulated net realized loss on investments      (1,532,320)
Net unrealized appreciation on futures                 2,223
Net unrealized appreciation on investments           237,792
                                                 -----------
Total Net Assets -- 100.0%                        $4,003,388
                                                 ===========

Net asset value, offering and redemption
   price per share -- Class A                         $18.59
                                                 ===========
Net asset value, offering and redemption
   price per share -- Class I                         $18.55
                                                 ===========
* Non-income producing security.
(A) Securities have been pledged as collateral on open futures contracts.
(B) Yields shown are effective yields at time of purchase.
(C) This security or a partial position of this security is on loan at 03/31/02 (see Note 9). The total value of securities on loan at 03/31/02 was $199,581,428.
ADR -- American Depository Receipt
Cl -- Class
The accompanying notes are an integral part of the financial statements.





--------------------------------------------------------------------------------
22         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2002

Tax-Managed Small Cap Fund
------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
------------------------------------------------------------
COMMON STOCK -- 92.1%
AEROSPACE & DEFENSE -- 1.9%
   Alliant Techsystems*                7,600       $     775
   Esterline Technologies*             9,700             198
   Goodrich                           40,600           1,285
   Orbital Sciences*                  99,300             520
   Teledyne Technologies*             50,000             829
                                                 -----------
                                                       3,607
                                                 -----------
AIR TRANSPORTATION -- 0.8%
   EGL*                               93,450           1,481
                                                 -----------
APPAREL/TEXTILES -- 0.3%
   Liz Claiborne                      13,400             380
   Tommy Hilfiger*                     5,100              73
   Unifi*                             14,100             133
                                                 -----------
                                                         586
                                                 -----------
AUTOMOTIVE -- 1.2%
   BorgWarner                          7,400             466
   Group 1 Automotive*                 7,100             277
   Harsco                             12,500             489
   Lear*                               5,500             262
   Monaco Coach*                      19,200             466
   Polaris Industries                  5,900             376
                                                 -----------
                                                       2,336
                                                 -----------
BANKS -- 6.4%
   Astoria Financial                  16,200             471
   Bancorpsouth                       19,600             387
   BankAtlantic Bancorp, Cl A         29,000             377
   Colonial BancGroup                 34,200             510
   Commerce Bancorp                   15,900             714
   Commerce Bancshares                11,350             502
   Commercial Federal                 35,600             958
   Downey Financial                    5,000             228
   FirstFed Financial*                15,000             392
   Greenpoint Financial               12,800             559
   Hibernia, Cl A                     70,900           1,354
   Hudson United Bancorp              11,500             366
   Huntington Bancshares              40,950             807
   Independence Community Bank        21,900             616
   Investors Financial Services       15,600           1,186
   New York Community Bancorp          8,150             225
   Pacific Century Financial          26,050             679
   Provident Bankshares               14,700             353
   Roslyn Bancorp                     14,100             292
   Sovereign Bancorp                  39,500             555
   UnionBanCal                        14,300             629
                                                 -----------
                                                      12,160
                                                 -----------

------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
------------------------------------------------------------
BEAUTY PRODUCTS -- 1.2%
   Alberto-Culver, Cl B               23,110       $   1,248
   Dial                               20,500             370
   Playtex Products*                  70,000             760
                                                 -----------
                                                       2,378
                                                 -----------
BIOTECHNOLOGY -- 0.3%
   Applera - Celera Genomics Group*   13,100             269
   Genencor International*            29,400             334
                                                 -----------
                                                         603
                                                 -----------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 2.9%
   American Greetings, Cl A           92,450           1,678
   Avaya*                             28,700             212
   Banta                              13,400             478
   Hollinger International            69,225             908
   Lamar Advertising*                 32,150           1,306
   Meredith                           10,000             425
   R.R. Donnelley & Sons              16,800             522
                                                 -----------
                                                       5,529
                                                 -----------
BUILDING & CONSTRUCTION -- 2.5%
   Centex                              7,300             379
   Clayton Homes                      28,900             484
   KB Home                             6,500             282
   Martin Marietta Materials          22,100             933
   NVR*                                1,900             600
   Pulte Homes                         9,100             435
   Ryland Group                        6,000             541
   Texas Industries                   11,550             476
   Toll Brothers*                      6,300             314
   York International                 10,300             370
                                                 -----------
                                                       4,814
                                                 -----------
CHEMICALS -- 2.8%
   Albemarle                          17,200             474
   Ashland                            10,100             460
   Cytec Industries*                  50,800           1,545
   IMC Global                         40,000             590
   Lubrizol                           14,300             497
   Millennium Chemicals              120,750           1,779
                                                 -----------
                                                       5,345
                                                 -----------
COMMERCIAL SERVICES -- 2.4%
   Apollo Group, Cl A*                11,200             600
   Career Education*                  21,400             847
   Corinthian Colleges*               11,200             566
   Deluxe                              7,600             352
   MPS Group*                         61,400             537
   Quanta Services*                   12,500             216

--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2002         23

STATEMENT OF NET ASSETS (Unaudited)

March 31, 2002
-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
   Quintiles Transnational*           10,300       $     183
   US Oncology*                       40,400             356
   Viad                               32,525             911
   Volt Information Sciences*          3,000              56
                                                 -----------
                                                       4,624
                                                 -----------
COMMUNICATIONS EQUIPMENT -- 1.2%
   Allen Telecom*                     57,100             381
   Arris Group*                       46,900             436
   Harris                             32,900           1,182
   Loral Space & Communications*     145,700             313
                                                 -----------
                                                       2,312
                                                 -----------
COMPUTERS & SERVICES -- 7.0%
   Affiliated Computer Services, Cl A* 3,200             180
   Autodesk                            9,800             457
   Avocent*                           11,800             316
   BISYS Group*                       31,750           1,119
   Brady, Cl A                        15,950             579
   CACI International, Cl A*          33,120           1,163
   Checkpoint Systems*                21,300             340
   E.piphany*                         34,400             260
   Earthlink*                         33,200             337
   Genuity, Cl A*                    363,500             316
   Intergraph*                        33,300             586
   Iomega*                            11,240              99
   Keynote Systems*                   26,500             257
   Maxtor*                           138,400             962
   Mentor Graphics*                   16,400             347
   NCR*                                6,500             291
   Perot Systems, Cl A*               34,500             688
   ProQuest*                          14,275             614
   Quantum*                           83,000             661
   Storage Technology*                25,700             551
   SYKES Enterprises*                 29,600             287
   Unisys*                           143,575           1,813
   Websense*                          45,905           1,155
                                                 -----------
                                                      13,378
                                                 -----------
CONTAINERS & PACKAGING -- 1.9%
   Ball                               23,900           1,129
   Chesapeake                         12,200             331
   Owens-Illinois*                    18,500             314
   Pactiv*                            50,500           1,011
   Sealed Air*                        18,150             855
                                                 -----------
                                                       3,640
                                                 -----------



-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
DATA PROCESSING -- 1.0%
   Certegy*                            3,600       $     143
   eFunds*                            14,100             226
   Intercept*                         25,900             939
   Kronos*                             2,900             136
   Reynolds & Reynolds, Cl A          12,100             363
                                                 -----------
                                                       1,807
                                                 -----------
DRUGS -- 1.2%
   Alpharma, Cl A                     21,800             312
   Mylan Laboratories                 13,800             407
   Pharmaceutical Resources*          37,965             804
   Taro Pharmaceuticals Industries*   25,675             728
                                                 -----------
                                                       2,251
                                                 -----------
ELECTRICAL SERVICES -- 1.5%
   Conectiv                           11,600             289
   Constellation Energy Group         10,800             333
   El Paso Electric*                  14,400             225
   FirstEnergy                         3,648             126
   Pinnacle West Capital              10,200             463
   PNM Resources                      11,800             362
   PPL                                 9,100             360
   Puget Energy                        8,800             183
   RGS Energy Group                   13,100             514
                                                 -----------
                                                       2,855
                                                 -----------
ELECTRONICS -- 1.7%
   Energizer Holdings*                81,800           1,943
   L-3 Communications Holdings*        8,000             896
   Methode Electronics, Cl A          33,500             417
                                                 -----------
                                                       3,256
                                                 -----------
ENTERTAINMENT -- 3.6%
   Brunswick                          17,600             481
   Callaway Golf                      52,825           1,017
   Gaylord Entertainment*             20,725             551
   Gtech Holdings*                    25,400           1,238
   International Game Technology*     11,285             703
   Shuffle Master*                    59,020           1,220
   Six Flags*                         35,300             631
   Speedway Motorsports*              37,575           1,071
                                                 -----------
                                                       6,912
                                                 -----------
ENVIRONMENTAL SERVICES -- 1.7%
   Calgon Carbon                     112,000             939
   Republic Services*                 27,325             510
   Stericycle*                        17,255           1,079
   Waste Connections*                 23,180             777
                                                 -----------
                                                       3,305
                                                 -----------


--------------------------------------------------------------------------------
24         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2002

-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
FINANCIAL SERVICES -- 2.1%
   Affiliated Managers Group*          9,200       $     661
   AmeriCredit*                        9,500             361
   Bear Stearns                        7,000             439
   Coinstar*                          40,100           1,351
   Finova Group*                      56,600              19
   Investment Technology Group*        8,800             464
   Waddell & Reed Financial, Cl A     21,950             669
                                                 -----------
                                                       3,964
                                                 -----------
Food, Beverage & Tobacco -- 4.3%
   Constellation Brands, Cl A*        27,420           1,507
   Dean Foods*                        10,974             831
   Dole Food                           7,300             226
   Interstate Bakeries                 8,800             213
   Pathmark Stores*                   21,100             505
   PepsiAmericas                      48,800             704
   Performance Food Group*            63,810           2,084
   Smithfield Foods*                  35,800             935
   Supervalu                          20,900             539
   Tyson Foods, Cl A                  26,300             328
   Universal                           6,300             248
                                                 -----------
                                                       8,120
                                                 -----------
Gas/Natural Gas -- 0.4%
   Sempra Energy                      17,700             445
   UGI                                11,500             361
                                                 -----------
                                                         806
                                                 -----------
Hotels & Lodging -- 0.3%
   Aztar*                             17,300             379
   Mandalay Resort Group*              5,500             169
                                                 -----------
                                                         548
                                                 -----------
Household Products, Furniture & Fixtures -- 1.2%
   Harman International Industries    35,765           1,765
   Whirlpool                           6,300             476
                                                 -----------
                                                       2,241
                                                 -----------
INSURANCE -- 4.8%
   AmerUs Group                       17,800             685
   Brown & Brown                       5,700             179
   Erie Indemnity, Cl A               15,050             612
   First American                     42,900             913
   Health Net*                        34,400             944
   Hilb Rogal & Hamilton              36,890           1,151
   Humana*                            17,800             241
   Landamerica Financial Group        10,800             374
   Mercury General                    17,975             836
   MID Atlantic Medical Services*      5,300             151

-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
   Old Republic International         35,100       $   1,122
   Phoenix*                           29,600             568
   PMI Group                           5,300             402
   Radian Group                        7,524             369
   Stewart Information Services*       3,400              68
   Trigon Healthcare*                  6,100             450
                                                 -----------
                                                       9,065
                                                 -----------
LEASING & RENTING -- 1.4%
   Comdisco*                         108,500              36
   Gatx                               21,500             684
   Rent-A-Center*                     10,200             521
   Ryder System                       48,800           1,441
                                                 -----------
                                                       2,682
                                                 -----------
MACHINERY -- 2.9%
   AGCO*                              23,900             545
   Albany International, Cl A          2,700              82
   CNH Global                         40,700             212
   CoorsTek*                          23,400             899
   Crane                              28,150             770
   Imation*                            6,300             167
   Johnson Controls                    5,500             486
   Kadant*                            12,600             180
   Millipore                           3,300             146
   Unova*                             51,000             406
   Varian*                            22,095             838
   Wabtec                             49,000             735
                                                 -----------
                                                       5,466
                                                 -----------
MARINE TRANSPORTATION -- 0.2%
   Alexander & Baldwin                13,900             384
                                                 -----------
MEDICAL PRODUCTS & SERVICES -- 8.6%
   Accredo Health*                    24,225           1,387
   American Medical Systems Holdings*  6,800             153
   AmerisourceBergen                  20,730           1,416
   Bausch & Lomb                      13,000             579
   D&K Healthcare Resources           18,720           1,124
   Datascope                           3,800             112
   Diagnostic Products                24,320           1,051
   Dianon Systems*                    13,960             906
   Haemonetics*                       37,475           1,189
   Healthsouth*                      130,200           1,868
   Henry Schein*                      12,500             551
   Laboratory of America Holdings*     1,600             153
   NBTY*                              16,500             282
   Pacificare Health Systems*         15,200             265
   Parexel International*             24,300             390
   Patterson Dental*                  14,000             612
   Pharmaceutical Product Development*18,100             631


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2002         25

STATEMENT OF NET ASSETS (Unaudited)



Tax-Managed Small Cap Fund (Concluded)
March 31, 2002
------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
------------------------------------------------------------
   Pharmacopeia*                      37,300       $     496
   Renal Care Group*                   9,400             308
   Sola International*                18,700             275
   Spacelabs Medical*                 31,200             439
   Steris*                            18,900             394
   Sybron Dental Specialties*          7,666             154
   Triad Hospitals*                   17,500             602
   Varian Medical Systems*            14,700             601
   Visx*                              29,100             514
                                                 -----------
                                                      16,452
                                                 -----------
METALS & MINING -- 0.5%
   Commercial Metals                   7,000             294
   Freeport-McMoran Copper
    & Gold, Cl B*                     12,200             215
   Timken                              8,700             201
   Worthington Industries             18,100             278
                                                 -----------
                                                         988
                                                 -----------
MISCELLANEOUS MANUFACTURING -- 3.7%
   Blyth                              48,500           1,286
   FMC*                                5,500             231
   Lydall*                            10,700             152
   Mobile Mini*                       29,400             946
   Pittston Brink's Group            114,350           2,870
   Roper Industries                   24,025           1,195
   Tredegar                            7,300             136
   US Industries*                     68,100             259
                                                 -----------
                                                       7,075
                                                 -----------
OFFICE/BUSINESS EQUIPMENT -- 0.6%
   Ikon Office Solutions              35,600             417
   Steelcase, Cl A                    48,525             813
                                                 -----------
                                                       1,230
                                                 -----------
PAINT & RELATED PRODUCTS -- 0.9%
   Sherwin-Williams                   59,725           1,701
                                                 -----------
PAPER & PAPER PRODUCTS -- 0.7%
   MeadWestvaco                       12,222             405
   Rayonier                           17,900             954
                                                 -----------
                                                       1,359
                                                 -----------

PETROLEUM & FUEL PRODUCTS -- 1.9%
   Amerada Hess                        4,200             333
   BJ Services*                       11,300             389
   Forest Oil*                        12,075             358
   National-Oilwell*                  11,000             279
   Oceaneering International*         20,590             597

------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
------------------------------------------------------------
   Patina Oil & Gas                    5,200       $     164
   Pennzoil-Quaker State              20,200             434
   Sunoco                              7,900             316
   Valero Energy                       7,800             386
   Varco International*               21,925             441
                                                 -----------
                                                       3,697
                                                 -----------
REAL ESTATE INVESTMENT TRUSTS -- 0.1%
   Reckson Associates Realty           5,200             128
                                                 -----------

RETAIL -- 5.8%
   99 Cents Only Stores*              21,500             824
   Abercrombie & Fitch, Cl A*          5,600             172
   Autonation*                        13,100             182
   Bob Evans Farms                    12,000             339
   CBRL Group                         13,100             373
   Chico's FAS*                       16,200             546
   Darden Restaurants                  4,500             183
   Direct Focus*                      13,300             506
   Family Dollar Stores               22,695             761
   Footstar*                          33,700           1,028
   HOT Topic*                         34,847             728
   JC Penney Holding                  47,250             979
   K-Swiss, Cl A                      13,700             575
   Longs Drug Stores                   6,400             178
   Michaels Stores*                   16,200             612
   O'Reilly Automotive*               14,400             455
   RadioShack                         37,000           1,111
   Ruby Tuesday                        8,400             195
   ShopKo Stores*                     26,000             471
   Sonic Automotive*                  29,100             872
                                                 -----------
                                                      11,090
                                                 -----------
RUBBER-TIRES -- 0.1%
   Bandag                              5,600             211
                                                 -----------
SEMI-CONDUCTORS/INSTRUMENTS -- 2.7%
   Axcelis Technologies*              70,000           1,001
   ESS Technology*                    54,805           1,137
   Fairchild Semiconductor
     International, Cl A*              9,200             263
   Mykrolis*                           6,110              93
   Nvidia*                             9,695             430
   O2Micro International*             40,505             708
   Photronics*                        42,400           1,430
                                                 -----------
                                                       5,062
                                                 -----------



--------------------------------------------------------------------------------
26         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2002

------------------------------------------------------------
                         Shares/Face Amount     Market Value
Description                    ($ Thousands)   ($ Thousands)
------------------------------------------------------------
SOFTWARE -- 3.2%
   Activision*                        55,720       $   1,662
   Ascential Software*                25,700              99
   Digex*                            172,200             214
   Hyperion Solutions*                58,545           1,581
   Inktomi*                           31,900             110
   JD Edwards*                        16,700             301
   National Instruments*              25,740           1,076
   Network Associates*                45,610           1,104
                                                 -----------
                                                       6,147
                                                 -----------
TELEPHONES & TELECOMMUNICATIONS -- 1.1%
   CenturyTel                          6,600             224
   Inter-Tel                          18,900             349
   Metro One Telecommunications*      27,295             692
   Telephone & Data Systems            9,100             803
                                                 -----------
                                                       2,068
                                                 -----------
TRUCKING -- 0.7%
   Navistar International*            20,300             899
   Roadway                            11,200             415
                                                 -----------
                                                       1,314
                                                 -----------
WHOLESALE -- 0.4%
   Daisytek International*            32,400             516
   Handleman*                         15,500             159
                                                 -----------
                                                         675
                                                 -----------
Total Common Stock
   (Cost $152,100)                                   175,652
                                                 -----------

RIGHTS -- 0.0%
   Bank United*                        7,000               1
                                                 -----------
Total Rights
   (Cost $2)                                               1
                                                 -----------

WARRANTS -- 0.0%
   Dime Bancorp (C)*                 120,000              16
                                                 -----------
Total Warrants
   (Cost $27)                                             16
                                                 -----------

U.S. TREASURY OBLIGATION -- 1.1%
   U.S. Treasury Bill (A) (B)
      1.820%, 08/29/02               $ 2,100           2,083
                                                 -----------
Total U.S. Treasury Obligation
   (Cost $2,084)                                       2,083
                                                 -----------

------------------------------------------------------------
                                Face Amount     Market Value
Description                    ($ Thousands)   ($ Thousands)
------------------------------------------------------------
REPURCHASE AGREEMENT -- 6.1%
   JP Morgan Chase
     1.850,%, dated 03/28/02, matures
     04/01/02, repurchase price
     $11,598,282 (collateralized by
     U.S. Government Agency obligations,
     market value: $11,831,530)      $11,596       $  11,596
Total Repurchase Agreement
   (Cost $11,596)                                     11,596
                                                 -----------
Total Investments -- 99.3%
   (Cost $165,809)                                   189,348
                                                 -----------
Other Assets & Liabilities -- 0.7%                     1,393
                                                 -----------


NET ASSETS:
Fund Shares of Class A
   (unlimited authorization -- no par value)
   based on 19,224,690 outstanding shares of
   beneficial interest                               181,601
Accumulated net investment loss                         (129)
Accumulated net realized loss on investments         (14,479)
Net unrealized appreciation on futures                   209
Net unrealized appreciation on investments            23,539
                                                 -----------
Total Net Assets -- 100.0%                          $190,741
                                                 ===========

Net asset value, offering and redemption
   price per share -- Class A                          $9.92
                                                 ===========

* Non-income producing security.
(A) Securities have been pledged as collateral on open futures contracts.
(B) Yields shown are effective yields at time of purchase.
(C) This warrant represents a potential distribution settlement in a legal claim and does not have a strike price or expiration date.
Cl -- Class
The accompanying notes are an integral part of the financial statements.



--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2002         27

STATEMENT OF NET ASSETS (Unaudited)



Small Cap Value Fund
March 31, 2002
-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
COMMON STOCK -- 94.4%
AEROSPACE & DEFENSE -- 0.6%
   Kaman, Cl A                        43,600       $     739
   Orbital Sciences*                 427,000           2,237
   Teledyne Technologies*            176,900           2,933
                                                 -----------
                                                       5,909
                                                 -----------
AIR TRANSPORTATION -- 0.6%
   EGL*                              401,550           6,365
                                                 -----------
APPAREL/TEXTILES -- 1.7%
   Delta & Pine Land                 132,900           2,521
   Kellwood                          331,950           8,063
   Phillips-Van Heusen                39,500             557
   Polo Ralph Lauren*                 68,900           2,011
   Tommy Hilfiger*                    22,100             317
   Unifi*                            336,850           3,167
                                                 -----------
                                                      16,636
                                                 -----------
AUTOMOTIVE -- 2.4%
   Aftermarket Technology*            82,200           1,535
   ArvinMeritor                      126,950           3,625
   BorgWarner                         74,900           4,713
   Clarcor                           178,700           5,718
   Harsco                             50,100           1,961
   Modine Manufacturing              134,500           3,630
   Superior Industries International  48,900           2,385
                                                 -----------
                                                      23,567
                                                 -----------
BANKS -- 5.0%
   BankAtlantic Bancorp, Cl A        162,700           2,115
   Colonial Bancgroup                122,300           1,825
   Commercial Federal                198,225           5,332
   Community First Bankshares         53,400           1,381
   Cullen/Frost Bankers               56,900           2,041
   Downey Financial                   39,300           1,792
   First Citizens BancShares, Cl A     6,800             700
   FirstFed Financial*                57,300           1,498
   Flagstar Bancorp                   62,500           1,455
   Fulton Financial                   56,000           1,402
   Hudson United Bancorp              78,470           2,496
   Independence Community Bank        66,500           1,871
   IndyMac Bancorp*                   46,500           1,149
   MAF Bancorp                        31,800           1,121
   OceanFirst Financial               39,400           1,177
   Pacific Century Financial         272,850           7,110
   Republic Bancorp                   48,000             672
   Seacoast Financial Services        58,000           1,142
   Staten Island Bancorp             245,000           4,822
   Sterling Bancshares                75,400           1,007

-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
   UMB Financial                      37,500       $   1,608
   Washington Federal                 52,580           1,259
   Webster Financial                  39,800           1,490
   Westamerica Bancorporation         55,900           2,390
   Wilmington Trust                   18,800           1,265
                                                 -----------
                                                      50,120
                                                 -----------
BEAUTY PRODUCTS -- 0.2%
   Playtex Products*                 170,600           1,853
                                                 -----------
BIOTECHNOLOGY -- 0.4%
   Applera - Celera Genomics Group*   57,200           1,175
   Cambrex                            38,800           1,634
   Genencor International*           105,500           1,197
                                                 -----------
                                                       4,006
                                                 -----------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 3.4%
   American Greetings, Cl A          420,750           7,636
   Avaya*                            122,900             907
   Banta                              53,900           1,925
   Bowne                             294,575           4,145
   Consolidated Graphics*             42,700             850
   Courier                            60,000           2,367
   Hollinger International           525,500           6,889
   Penton Media                      277,500           2,095
   RH Donnelley*                     186,500           5,675
   Spanish Broadcasting System*      135,500           1,836
                                                 -----------
                                                      34,325
                                                 -----------
BUILDING & CONSTRUCTION -- 3.8%
   Butler Manufacturing               19,600             526
   Centex Construction Products      163,200           6,492
   Chemed                             49,700           1,856
   Elcor                              90,400           2,007
   EMCOR Group*                       41,300           2,396
   Fleetwood Enterprises             236,700           2,556
   Genlyte Group*                    148,400           5,574
   LSI Industries                     38,100             753
   M/I Schottenstein Homes            28,100           1,592
   MDC Holdings                       49,060           2,119
   Modtech Holdings*                   5,100              56
   Nortek*                            28,400           1,022
   Ryland Group                       22,300           2,012
   Simpson Manufacturing*             41,700           2,550
   Standard-Pacific                   32,500             913
   Texas Industries                  104,750           4,316
   York International                 42,800           1,537
                                                 -----------
                                                      38,277
                                                 -----------


--------------------------------------------------------------------------------
28         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2002

-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
CHEMICALS -- 3.8%
   Albemarle                          68,000       $   1,874
   American Pacific*                 158,800           1,574
   Arch Chemicals                     49,600           1,094
   CFC International*                 18,300              77
   Cytec Industries*                 390,600          11,882
   Ethyl*                            168,300             193
   HB Fuller                          71,200           2,132
   IMC Global                        124,100           1,830
   Millennium Chemicals              323,275           4,762
   Minerals Technologies             143,600           7,535
   Nova Chemicals                    107,400           2,686
   Wellman                           118,400           1,948
                                                 -----------
                                                      37,587
                                                 -----------
COAL MINING -- 0.3%
   Arch Coal                          23,400             500
   Massey Energy                     157,400           2,660
                                                 -----------
                                                       3,160
                                                 -----------
COMMERCIAL SERVICES -- 1.7%
   ABM Industries                     40,400           1,483
   Advo*                             119,300           5,039
   CDI*                               33,900             778
   G&K Services, Cl A                 62,100           2,314
   Insurance Auto Auctions*           14,725             247
   MPS Group*                        269,400           2,357
   Quanta Services*                   53,500             925
   Quintiles Transnational*           44,900             797
   Stewart Enterprises, Cl A*        170,900           1,020
   US Oncology*                      207,900           1,832
   Volt Information Sciences*         17,500             326
                                                 -----------
                                                      17,118
                                                 -----------
COMMUNICATIONS EQUIPMENT -- 1.8%
   Allen Telecom*                    218,300           1,458
   Andrew*                           343,000           5,738
   Arris Group*                      199,500           1,855
   Davox*                            176,600           1,413
   Harris                            158,000           5,674
   Loral Space & Communications*     660,900           1,421
                                                 -----------
                                                      17,559
                                                 -----------
COMPUTERS & SERVICES -- 3.5%
   Ansys*                             31,800             862
   Avant!*                            66,600           1,334
   Brady, Cl A                       143,050           5,193
   Checkpoint Systems*               100,900           1,609
   E.piphany*                        144,600           1,093

-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
   Earthlink*                        142,100       $   1,442
   Electronics for Imaging*           44,800             820
   Genuity, Cl A*                  1,262,500           1,098
   Iomega*                            67,060             594
   Keynote Systems*                  119,000           1,153
   Maxtor*                           692,400           4,812
   Paxar*                            127,650           2,151
   ProQuest*                          64,925           2,791
   Quantum*                          491,600           3,913
   Radiant Systems*                   64,900             587
   Register.com*                      44,400             399
   Storage Technology*                82,500           1,769
   SYKES Enterprises*                 91,800             890
   Unisys*                           163,700           2,068
                                                 -----------
                                                      34,578
                                                 -----------
CONTAINERS & PACKAGING -- 0.5%
   Ball                                8,000             378
   Packaging Corp of America*        209,200           4,140
                                                 -----------
                                                       4,518
                                                 -----------
DATA PROCESSING -- 0.1%
   eFunds*                            47,000             754
                                                 -----------
DRUGS -- 0.4%
   Alpharma, Cl A                     96,400           1,378
   ICN Pharmaceuticals                93,000           2,953
                                                 -----------
                                                       4,331
                                                 -----------
ELECTRICAL EQUIPMENT -- 0.8%
   Acuity Brands                     381,200           6,301
   Helen of Troy*                     53,000             753
   National Service Industries        66,487             694
                                                 -----------
                                                       7,748
                                                 -----------
ELECTRICAL SERVICES -- 2.0%
   Allete                             43,350           1,261
   Cleco                               2,000              48
   El Paso Electric*                 431,000           6,745
   Empire District Electric           22,200             475
   Idacorp                            22,600             915
   Littelfuse*                        67,100           1,662
   PNM Resources                      54,300           1,665
   RGS Energy Group                   42,200           1,656
   Sierra Pacific Resources           77,100           1,163
   Touch America Holdings*           193,900             739
   UIL Holdings                       40,700           2,365
   WPS Resources                      26,300           1,037
                                                 -----------
                                                      19,731
                                                 -----------



--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2002         29

STATEMENT OF NET ASSETS (Unaudited)

March 31, 2002
-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
ELECTRONICS -- 0.9%
   Lincoln Electric Holdings         204,700       $   5,848
   Methode Electronics, Cl A         106,700           1,329
   Park Electrochemical               64,900           1,882
                                                 -----------
                                                       9,059
                                                 -----------
ENTERTAINMENT -- 2.5%
   Arctic Cat                         73,000           1,471
   Callaway Golf                     287,350           5,531
   Gaylord Entertainment*            204,625           5,443
   Six Flags*                        152,900           2,731
   Speedway Motorsports*             298,300           8,505
   World Wrestling Federation
     Entertainment*                   73,100           1,067
                                                 -----------
                                                      24,748
                                                 -----------
ENVIRONMENTAL SERVICES -- 0.2%
   Calgon Carbon                     221,100           1,853
                                                 -----------
FINANCIAL SERVICES -- 1.5%
   Capital Southwest                  37,200           2,557
   Doral Financial                    44,300           1,504
   Financial Federal*                 72,800           2,389
   Finova Group*                     163,300              54
   Student Loan                       20,000           1,832
   Waddell & Reed Financial, Cl A    222,450           6,780
                                                 -----------
                                                      15,116
                                                 -----------
FOOD, BEVERAGE & TOBACCO -- 1.9%
   Corn Products International        45,700           1,472
   Dean Foods*                        24,600           1,863
   Dole Food                          68,700           2,130
   Fleming                            59,700           1,337
   Pathmark Stores*                  120,500           2,886
   PepsiAmericas                     157,300           2,268
   Pilgrims Pride, Cl A               16,100             173
   Pilgrims Pride, Cl B               32,200             451
   Ralcorp Holdings*                 112,700           3,065
   Tyson Foods, Cl A                 111,700           1,394
   Universal                          47,400           1,866
                                                 -----------
                                                      18,905
                                                 -----------
GAS/NATURAL GAS -- 1.3%
   Cascade Natural Gas                30,100             639
   NUI                                66,300           1,649
   Oneok                              60,800           1,268
   South Jersey Industries            49,200           1,552
   UGI                               117,900           3,695
   Vectren                            72,900           1,873
   WGL Holdings                       82,000           2,202
                                                 -----------
                                                      12,878
                                                 -----------

-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
HOTELS & LODGING -- 1.2%
   Aztar*                             96,400       $   2,111
   Fairmont Hotels & Resorts           3,800             108
   Prime Hospitality*                126,000           1,657
   Starwood Hotels & Resorts
     Worldwide                       205,700           7,736
                                                 -----------
                                                      11,612
                                                 -----------
HOUSEHOLD PRODUCTS, FURNITURE & FIXTURES -- 0.6%
   Chromcraft Revington*               8,600             110
   Furniture Brands International*    28,600           1,042
   Harman International Industries    51,000           2,517
   Kimball International, Cl B       116,500           1,900
   Salton*                            43,000             854
                                                 -----------
                                                       6,423
                                                 -----------
INSURANCE -- 6.1%
   Acceptance Insurance*             171,600             978
   AmerUs Group                      100,900           3,880
   Annuity and Life Re                61,300           1,186
   Arch Capital Group*               134,900           3,482
   CNA Surety                         31,600             476
   Commerce Group                     65,100           2,519
   Delphi Financial Group, Cl A       19,400             761
   FBL Financial Group, Cl A          28,800             540
   First American                    174,200           3,707
   Health Net*                       152,500           4,185
   IPC Holdings*                     136,400           4,438
   Landamerica Financial Group       179,300           6,209
   Philadelphia Consolidated Holding* 36,700           1,461
   Phoenix*                          254,950           4,895
   Pico Holdings*                    169,800           2,530
   Presidential Life                  56,900           1,294
   RenaissanceRe Holdings             16,600           1,710
   Scottish Annuity & Life Holdings  169,900           3,228
   Selective Insurance Group          11,165             298
   Stancorp Financial Group           24,300           1,336
   Stewart Information Services*     327,100           6,542
   Vesta Insurance Group              55,200             331
   W.R. Berkley                       38,600           2,219
   White Mountains Insurance Group     7,900           2,729
                                                 -----------
                                                      60,934
                                                 -----------
LEASING & RENTING -- 0.9%
   Comdisco*                         553,000             183
   Gatx                               68,000           2,162
   Rent-A-Center*                     35,000           1,788
   Ryder System                      173,400           5,122
                                                 -----------
                                                       9,255
                                                 -----------


--------------------------------------------------------------------------------
30         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2002

-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
MACHINERY -- 4.0%
   Applied Industrial Technologies    64,200       $   1,236
   Briggs & Stratton                 132,700           6,104
   CNH Global                         90,500             472
   CoorsTek*                          88,000           3,381
   Crane                             188,600           5,156
   Franklin Electric                  14,500             735
   Gardner Denver*                    85,900           2,105
   Gehl*                              18,400             279
   Imation*                           69,200           1,836
   JLG Industries                     51,400             761
   Kadant*                            55,000             785
   Millipore                          11,400             504
   Rayovac*                          142,100           2,195
   Regal-Beloit                      220,400           5,631
   Tecumseh Products, Cl A            46,900           2,500
   Thomas Industries                  74,600           2,182
   Toro                                3,600             215
   Twin Disc                           6,900             115
   Ultratech Stepper*                 21,200             441
   Unova*                             76,000             605
   Wabtec                            149,600           2,242
                                                 -----------
                                                      39,480
                                                 -----------
MARINE TRANSPORTATION -- 0.6%
   Alexander & Baldwin                47,600           1,314
   Gulfmark Offshore*                 21,200             766
   Kirby*                             87,200           2,608
   Teekay Shipping                    24,400             930
                                                 -----------
                                                       5,618
                                                 -----------
MEDICAL PRODUCTS & SERVICES -- 4.3%
   America Service Group*             45,200             317
   Arrow International                47,425           2,238
   Bausch & Lomb                      56,500           2,518
   Datascope                          15,200             446
   Dendrite International*           333,300           3,566
   Edwards Lifesciences*             160,750           4,493
   Haemonetics*                      224,225           7,117
   Healthsouth*                      430,700           6,181
   National Dentex*                   67,700           1,781
   Pacificare Health Systems*         44,500             777
   Parexel International*             97,900           1,570
   Pharmacopeia*                     152,500           2,030
   Renal Care Group*                  56,300           1,847
   Sola International*               144,500           2,127
   Sybron Dental Specialties*         22,500             452
   Unifirst                            6,500             163
   Visx*                             312,550           5,520
                                                 -----------
                                                      43,143
                                                 -----------

-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
METALS & MINING -- 1.8%
   Cleveland-Cliffs                   70,900       $   1,560
   Commercial Metals                  34,400           1,445
   Kaydon                            244,800           6,610
   Mueller Industries*               169,200           5,920
   ROHN Industries*                  105,300             153
   RTI International Metals*           8,600              99
   Velcro Industries                 183,000           2,095
                                                 -----------
                                                      17,882
                                                 -----------
MISCELLANEOUS MANUFACTURING -- 3.6%
   A.O. Smith                         28,550             727
   Aptargroup                         41,700           1,461
   Barnes Group                       38,450             942
   Blyth                             221,050           5,862
   Carlisle                          112,300           4,910
   ESCO Technologies*                 40,800           1,585
   Lydall*                            48,000             681
   Pittston Brink's Group            561,450          14,092
   Smith Investment                    2,100              68
   SPS Technologies*                  45,200           1,915
   Tredegar                          127,050           2,376
   US Industries*                    293,400           1,115
                                                 -----------
                                                      35,734
                                                 -----------
OFFICE/BUSINESS EQUIPMENT -- 0.7%
   IKON Office Solutions              63,900             749
   Standard Register                  36,100           1,015
   Wallace Computer Services         266,765           5,389
                                                 -----------
                                                       7,153
                                                 -----------
PAPER & PAPER PRODUCTS -- 0.8%
   Rayonier                          101,775           5,422
   Rock-Tenn, Cl A                    50,800           1,090
   Schweitzer-Mauduit International   42,700           1,061
                                                 -----------
                                                       7,573
                                                 -----------
PETROLEUM & FUEL PRODUCTS -- 5.1%
   3TEC Energy*                      112,100           1,911
   Atwood Oceanics*                   90,800           4,168
   BJ Services*                       49,500           1,706
   Bunge                              34,200             740
   Cabot Oil & Gas, Cl A             133,100           3,296
   CAL Dive International*            95,400           2,375
   Core Laboratories*                 13,400             198
   Evergreen Resources*               32,000           1,334
   Forest Oil*                       230,450           6,826
   Frontier Oil                       39,200             842
   Giant Industries*                  44,460             458


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2002         31

STATEMENT OF NET ASSETS (Unaudited)

March 31, 2002
------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
------------------------------------------------------------
   Lone Star Technologies*            45,600       $   1,040
   National-Oilwell*                  45,300           1,147
   Nuevo Energy*                     214,800           3,200
   Patina Oil & Gas                   48,300           1,522
   Precision Drilling*                34,500           1,103
   Prima Energy*                      72,000           1,793
   Pure Resources*                   164,205           3,708
   Range Resources*                  137,100             712
   St Mary Land & Exploration        180,600           3,921
   Stone Energy*                     113,300           4,390
   Tom Brown*                         49,000           1,338
   Ultra Petroleum*                   70,900             566
   Varco International*              137,100           2,756
                                                 -----------
                                                      51,050
                                                 -----------
REAL ESTATE -- 0.7%
   Avatar Holdings*                  108,050           2,918
   LNR Property                       72,200           2,532
   Trammell Crow*                    103,400           1,499
                                                 -----------
                                                       6,949
                                                 -----------
REAL ESTATE INVESTMENT TRUSTS -- 10.4%
   Alexandria Real Estate Equities    44,000           1,962
   AMLI Residential Properties        95,600           2,411
   Apartment Investment
     & Management, Cl A               58,500           2,830
   Archstone-Smith Trust             221,700           5,939
   Arden Realty                      192,800           5,476
   AvalonBay Communities             190,100           9,467
   Boston Properties                  97,200           3,835
   BRE Properties, Cl A               38,000           1,235
   CarrAmerica Realty                 89,800           2,821
   Chateau Communities                 8,300             238
   Corporate Office Properties Trust 127,950           1,676
   Cousins Properties                 30,200             787
   Equity Office Properties Trust     62,843           1,885
   Essex Property Trust              118,100           6,162
   Federal Realty Investment Trust   214,600           5,509
   FelCor Lodging Trust              142,000           3,017
   Home Properties of New York        67,200           2,315
   Kimco Realty                       57,300           1,874
   Macerich                           35,500           1,070
   Mack-Cali Realty                  224,100           7,772
   Mission West Properties            73,600             964
   Pan Pacific Retail Properties      56,600           1,730
   Post Properties                   117,400           3,945
   PS Business Parks                  59,200           2,057
   Public Storage                    106,300           3,934
   Reckson Associates Realty         133,600           3,295
   Rouse                              93,000           2,881
   Senior Housing Properties Trust    40,400             582

------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
------------------------------------------------------------
   Simon Property Group              178,700       $   5,831
   SL Green Realty                   105,600           3,548
   Taubman Centers                   270,950           4,081
   Vornado Realty Trust               61,800           2,729
                                                 -----------
                                                     103,858
                                                 -----------
RETAIL -- 5.1%
   Abercrombie & Fitch, Cl A*         30,600             942
   Bebe Stores*                       51,540           1,085
   Brown Shoe                         78,400           1,526
   Cato, Cl A                         69,300           1,544
   Dillard's, Cl A                    74,500           1,777
   Dress Barn*                        45,700           1,353
   Factory 2-U Stores*                43,100             556
   Footstar*                         388,525          11,846
   Great Atlantic & Pacific Tea*      66,500           1,854
   Insight Enterprises*               64,300           1,456
   Linens `N Things*                  35,500           1,084
   Lone Star Steakhouse & Saloon      48,000           1,003
   Longs Drug Stores                  27,700             772
   Men's Wearhouse*                  172,600           4,030
   MSC Industrial Direct, Cl A*      103,400           2,368
   Pier 1 Imports                    122,000           2,512
   Rare Hospitality International*    53,900           1,370
   Ryan's Family Steak Houses*        91,300           2,191
   School Specialty*                   7,200             192
   Shoe Carnival*                     30,300             496
   Sonic Automotive*                  60,700           1,820
   United Auto Group*                 33,400             753
   Vans*                              69,400             813
   Wolverine World Wide               37,700             677
   Zale*                             162,700           6,606
                                                 -----------
                                                      50,626
                                                 -----------
RUBBER-TIRES -- 0.3%
   Bandag                             19,200             724
   Cooper Tire & Rubber              101,300           2,193
                                                 -----------
                                                       2,917
                                                 -----------
SEMI-CONDUCTORS/INSTRUMENTS -- 1.7%
   Asyst Technologies*                98,200           1,787
   Axcelis Technologies*             488,225           6,982
   Dupont Photomasks*                 40,800           2,122
   Entegris*                          84,300           1,361
   Fairchild Semiconductor
     International, Cl A*             52,400           1,499
   Integrated Silicon Solutions*     127,200           1,636
   Mykrolis*                          23,815             364
   Sipex*                            115,700           1,284
                                                 -----------
                                                      17,035
                                                 -----------



--------------------------------------------------------------------------------
32         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2002

-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
SOFTWARE -- 0.7%
   Ascential Software*               111,400       $     429
   Digex*                            739,370             917
   Digi International*                67,300             367
   Hyperion Solutions*                83,100           2,245
   Inktomi*                          138,000             476
   Progress Software*                 81,550           1,479
   Timberline Software               119,600             849
                                                 -----------
                                                       6,762
                                                 -----------
STEEL & STEEL WORKS -- 1.2%
   AK Steel Holding                  448,900           6,420
   Maverick Tube*                      4,600              75
   Roanoke Electric Steel            143,000           1,916
   Schnitzer Steel Industries, Cl A  125,000           2,125
   United States Steel                91,300           1,657
                                                 -----------
                                                      12,193
                                                 -----------
TELEPHONES & TELECOMMUNICATIONS -- 1.5%
   Anixter International*             40,200           1,191
   Belden                            120,850           2,880
   Commonwealth Telephone
     Enterprises*                     63,700           2,436
   General Cable                     104,100           1,487
   IDT*                               45,900             927
   IDT, Cl B*                         80,500           1,421
   Inter-Tel                          69,900           1,291
   Microcell Telecommunications*     324,150             399
   Telephone & Data Systems           30,000           2,647
                                                 -----------
                                                      14,679
                                                 -----------
TRUCKING -- 1.6%
   Arkansas Best*                     56,200           1,562
   Navistar International*            81,100           3,593
   Roadway                            43,500           1,609
   Usfreightways                     220,900           7,829
   Yellow*                            31,400             828
                                                 -----------
                                                      15,421
                                                 -----------
WHOLESALE -- 0.2%
   Daisytek International*            16,200             258
   Handleman*                         84,800             871
   World Fuel Services                24,500             480
                                                 -----------
                                                       1,609
                                                 -----------
Total Common Stock
   (Cost $773,188)                                   938,607
                                                 -----------


-------------------------------------------------------------
                          Shares/Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
RIGHTS -- 0.0%
   Bank United*                       46,300       $       6
                                                 -----------
Total Rights
   (Cost $8)                                               6
                                                 -----------
WARRANTS -- 0.0%
   Dime Bancorp (C)*                  55,542               8
                                                 -----------
Total Warrants
   (Cost $5)                                               8
                                                 -----------

CLOSED-END FUND -- 0.3%
   John Hancock Bank and
     Thrift Opportunity Fund         451,300           3,818
                                                 -----------
Total Closed-End Fund
   (Cost $3,324)                                       3,818
                                                 -----------

U.S. TREASURY OBLIGATION -- 0.5%
   U.S. Treasury Bill (A) (B)
        1.820%, 08/29/02             $ 5,200           5,158
                                                 -----------
Total U.S. Treasury Obligation
   (Cost $5,161)                                       5,158
                                                 -----------

CASH EQUIVALENT -- 0.9%
   First Union Cash Management
     Program                       8,590,412           8,590
                                                 -----------
Total Cash Equivalent
   (Cost $8,590)                                       8,590
                                                 -----------
REPURCHASE AGREEMENT -- 4.4%
   Morgan Stanley Dean Witter
     1.850%, dated 03/28/02, matures
     04/01/02, repurchase price
     $43,948,347 (collateralized by
     U.S. Government Agency obligations,
     market value: $45,715,727)       43,939          43,939
                                                 -----------
Total Repurchase Agreement
   (Cost $43,939)                                     43,939
                                                 -----------
Total Investments -- 100.5%
   (Cost $834,215)                                 1,000,126
                                                 -----------
Other Assets & Liabilities -- (0.5)%                  (5,397)
                                                 -----------

--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2002         33

STATEMENT OF NET ASSETS (Unaudited)


Small Cap Value Fund (Concluded)
March 31, 2002
-------------------------------------------------------------
                                                       Value
Description                                    ($ Thousands)
-------------------------------------------------------------
NET ASSETS:
Fund Shares of Class A
   (unlimited authorization -- no par value)
   based on 54,807,009 outstanding shares of
   beneficial interest                             $ 799,602
Fund Shares of Class I
   (unlimited authorization -- no par value)
   based on 40,044 outstanding shares of
   beneficial interest                                   698
Undistributed net investment income                      903
Accumulated net realized gain on investments          26,810
Net unrealized appreciation on futures                   805
Net unrealized appreciation on investments           165,911
                                                 -----------
Total Net Assets -- 100.0%                         $ 994,729
                                                 ===========

 Net asset value, offering and redemption
   price per share -- Class A                         $18.14
                                                 ===========

Net asset value, offering and redemption
   price per share -- Class I                         $18.14
                                                 ===========

 * Non-income producing security.
(A) Securities have been pledged as collateral on open futures contracts.
(B) Yields shown are effective yields at time of purchase.
(C) This warrant represents a potential distribution settlement in a legal claim and does not have a strike price or expiration date.
Cl -- Class
The accompanying notes are an integral part of the financial statements.



--------------------------------------------------------------------------------
34         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2002

Small Cap Growth Fund
-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
COMMON STOCK -- 97.6%
AEROSPACE & DEFENSE -- 1.2%
   Alliant Techsystems*               17,450       $   1,780
   Armor Holdings*                    37,000           1,003
   DRS Technologies*                 109,100           4,527
   EDO                                30,400             821
   Herley Industries*                 32,600             652
   Moog, Cl A*                        38,700           1,238
   Titan*                             67,000           1,383
                                                 -----------
                                                      11,404
                                                 -----------
AIR TRANSPORTATION -- 0.1%
   Atlas Air Worldwide Holdings*      45,000             593
   Hawaiian Airlines*                228,900             698
                                                 -----------
                                                       1,291
                                                 -----------
APPAREL/TEXTILES -- 1.9%
   Coach*                            108,400           5,497
   Gymboree*                         112,800           1,664
   Polo Ralph Lauren*                222,300           6,487
   Quiksilver*                       165,400           3,619
   Timberland, Cl A*                  20,500             866
                                                 -----------
                                                      18,133
                                                 -----------
AUTOMOTIVE -- 0.7%
   Advance Auto Parts*                18,485             850
   Aftermarket Technology*           117,900           2,201
   Monaco Coach*                      64,000           1,555
   PEP Boys                          103,500           1,722
   Polaris Industries                 11,500             733
                                                 -----------
                                                       7,061
                                                 -----------
BANKS -- 2.6%
   Alabama National Bancorp           15,000             553
   BankAtlantic Bancorp, Cl A        379,000           4,927
   Bankunited Financial, Cl A*        36,100             541
   Boston Private Financial Holdings  33,300             891
   Dime Community Bancshares          23,900             736
   First Bank of Puerto Rico          19,400             561
   Hudson United Bancorp              33,100           1,053
   Independence Community Bank       148,200           4,169
   Independent Bank                   23,280             669
   Net.B@nk*                         178,400           3,015
   New York Community Bancorp         37,300           1,031
   PFF Bancorp                        33,400           1,042
   Roslyn Bancorp                    102,750           2,127
   Southwest Bancorp of Texas*        78,000           2,600
   UCBH Holdings                      42,400           1,526
                                                 -----------
                                                      25,441
                                                 -----------


-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
BIOTECHNOLOGY -- 3.4%
   aaiPharma*                         97,400       $   3,501
   Applera - Celera Genomics Group*   43,300             890
   Arqule*                           129,600           1,637
   Cell Genesys*                     347,300           5,887
   CuraGen*                           66,400           1,066
   Diversa*                           67,500             857
   Exact Sciences*                   126,900           1,235
   Gene Logic*                        88,200           1,716
   Illumina*                         110,300           1,043
   Incyte Genomics*                  341,500           4,064
   Invitrogen*                        24,400             837
   Martek Biosciences*                64,200           2,021
   Paradigm Genetics*              1,532,600           2,483
   Protein Design Labs*               26,550             455
   Sangamo Biosciences*               39,700             367
   Telik*                             72,900             883
   Third Wave Technologies*          530,700           1,778
   Transgenomic (C)*                 269,100           2,433
                                                 -----------
                                                      33,153
                                                 -----------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 1.1%
   American Greetings, Cl A           53,300             968
   Corvis*                           526,700             658
   COX Radio, Cl A*                   61,950           1,759
   Entercom Communications*           24,600           1,350
   Getty Images*                      18,800             563
   Hispanic Broadcasting*             89,950           2,619
   Liberty Media, Cl A*               30,800             389
   Radio One, Cl A*                   32,000             696
   Verisity*                          97,300           2,183
                                                 -----------
                                                      11,185
                                                 -----------
BUILDING & CONSTRUCTION -- 1.2%
   American Woodmark                  18,900           1,192
   Apogee Enterprises                 31,700             387
   Beazer Homes USA*                  13,500           1,047
   Champion Enterprises*             131,100           1,049
   EMCOR Group*                       11,000             638
   Florida Rock Industries            20,000             797
   Griffon*                           71,700           1,201
   Hovnanian Enterprises, Cl A*       25,100             667
   Meritage*                          12,000             767
   Simpson Manufacturing*             14,000             856
   Standard-Pacific                   32,800             922
   Universal Forest Products          33,000             788
   WCI Communities*                   40,000             976
                                                 -----------
                                                      11,287
                                                 -----------
CHEMICALS -- 0.4%
   Symyx Technologies*               183,200           3,783
                                                 -----------



--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2002         35

STATEMENT OF NET ASSETS (Unaudited)

March 31, 2002
-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
COAL MINING -- 0.2%
   Arch Coal                         110,100       $   2,354
                                                 -----------
COMMERCIAL SERVICES -- 2.2%
   Career Education*                 107,700           4,265
   Corinthian Colleges*               49,400           2,497
   CoStar Group*                       4,100              93
   Iron Mountain*                     40,700           1,291
   Learning Tree International*       32,000             775
   Princeton Review (C)*             393,000           3,419
   Right Management Consultants*      66,350           1,680
   Ritchie Bros. Auctioneers*         32,000             869
   Strayer Education                  43,400           2,131
   Sylvan Learning Systems*           95,200           2,689
   TeleTech Holdings*                 78,100           1,049
   Watson Wyatt Holdings*             37,500           1,026
                                                 -----------
                                                      21,784
                                                 -----------
COMMUNICATIONS EQUIPMENT -- 1.7%
   Advanced Fibre Communication*      95,400           1,831
   Anaren Microwave*                  62,600             910
   ClearOne Communications*          247,200           4,054
   Concord Communications*            20,800             440
   DMC Stratex Networks*             231,900           1,261
   Powerwave Technologies*           161,050           2,073
   RF Micro Devices*                  71,300           1,276
   Sonus Networks*                   721,050           1,889
   Terayon (C)*                      160,700           1,363
   Viasat*                           101,000           1,416
   Vixel*                             66,500             277
                                                 -----------
                                                      16,790
                                                 -----------
COMPUTERS & SERVICES -- 9.5%
   Adaptec*                           59,000             789
   Agile Software*                   127,350           1,541
   Avocent*                           66,400           1,779
   CACI International, Cl A*          38,100           1,338
   Carreker*                          66,300             578
   CNET Networks*                    141,750             777
   Corillian*                      1,077,742           3,557
   Digimarc*                         919,500          17,995
   Digital Insight*                  109,200           3,008
   Digital River (C)*                 59,100             875
   Echelon (C)*                       58,200           1,048
   Emulex*                             7,400             244
   Expedia, Cl A (C)*                 42,050           2,937
   Foundry Networks*                 216,900           1,559
   Freemarkets (C)*                   55,300           1,270
   Gateway*                          130,000             822
   Global Sports (C)*                 70,300           1,202
   Immersion*                        838,400           2,431
   Iona Technologies ADR              57,300             970

-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
   Itron (C)*                        125,100       $   3,722
   Ixia*                              44,450             378
   Lantronix*                        123,150             319
   Looksmart*                        155,300             502
   M-Systems Flash Disk Pioneers*     37,000             345
   Manhattan Associates*              33,500           1,276
   Mcafee.com*                        54,400             896
   MSC.Software*                      88,100           2,026
   Numerical Technologies*            32,800             443
   NYFIX (C)*                         84,800           1,269
   Overture Services*                191,050           5,334
   Palm*                             235,000             938
   Pec Solutions*                     25,700             632
   Perot Systems, Cl A*              121,300           2,420
   Pixar (C)*                        266,600           9,811
   ProQuest*                          37,500           1,612
   Rainbow Technologies*             109,200           1,099
   Research In Motion (C)*            59,650           1,656
   Riverstone Networks*              241,500           1,449
   Secure Computing*                  17,100             335
   Silicon Storage Technology (C)*   209,200           2,207
   SonicWall*                         77,500           1,011
   Syntel*                            75,700           1,064
   Tier Technologies, Cl B*           43,100             761
   United Online*                    143,900           1,237
   Virage Logic*                     171,400           2,610
   Visionics (C)*                    129,400           1,518
   Western Digital*                  211,000           1,314
                                                 -----------
                                                      92,904
                                                 -----------
CONTAINERS & PACKAGING -- 0.1%
   Silgan Holdings*                   39,300           1,314
                                                 -----------
DATA PROCESSING -- 1.0%
   Global Payments                    28,450           1,043
   Intercept*                        126,900           4,600
   Kronos*                            35,200           1,654
   Probusiness Services*              29,600             638
   Quovadx*                          215,000           1,787
                                                 -----------
                                                       9,722
                                                 -----------
DRUGS -- 5.8%
   Aerogen*                          736,500           1,377
   Alkermes*                         418,800          10,914
   Atrix Labs*                       115,700           2,634
   Axcan Pharma*                      53,000             668
   BioMarin Pharmaceuticals (C)*     167,600           1,755
   Celgene*                          232,800           5,762
   Cephalon*                          20,200           1,273
   Connetics*                        297,300           2,884
   Cubist Pharmaceuticals*           269,300           4,977
   Dendreon*                         282,300           1,747


--------------------------------------------------------------------------------
36         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2002

-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
   First Horizon Pharmaceutical*     307,450       $   6,875
   Ilex Oncology*                     90,300           1,558
   Interneuron Pharmaceuticals*      195,500           1,711
   KV Pharmaceutical, Cl A*           17,050             496
   La Jolla Pharmaceutical*          344,800           2,524
   Medicis Pharmaceutical, Cl A*      52,700           2,925
   Pharmaceutical Resources*          35,000             742
   Pozen*                            188,500           1,089
   Taro Pharmaceuticals Industries*   68,700           1,948
   Texas Biotech*                    175,000           1,076
   Viropharma*                       283,200           1,627
                                                 -----------
                                                      56,562
                                                 -----------
ELECTRICAL SERVICES -- 0.8%
   Active Power*                     176,700             927
   Conectiv                           49,700           1,237
   Idacorp                            19,500             790
   Merix*                             55,850           1,044
   OGE Energy                         67,000           1,606
   Power-One*                        298,400           2,441
                                                 -----------
                                                       8,045
                                                 -----------
ELECTRONICS -- 2.7%
   Cymer*                            103,300           5,130
   Engineered Support Systems         30,500           1,411
   FEI*                               82,600           2,936
   Flir Systems*                     208,900           9,975
   Kopin*                             91,000             829
   Photon Dynamics*                   42,650           2,170
   SBS Technologies*                  76,500             978
   Sycamore Networks*                223,100             881
   Wilson Greatbatch Technologies*    70,000           1,800
                                                 -----------
                                                      26,110
                                                 -----------
ENTERTAINMENT -- 2.4%
   Alliance Gaming*                   60,900           1,859
   Argosy Gaming*                     61,100           2,242
   Avid Technology*                   63,475             883
   Gtech Holdings (C)*                77,600           3,783
   Jakks Pacific*                    101,200           2,302
   M T R Gaming Group*               171,700           2,649
   Macrovision*                      133,900           3,569
   Multimedia Games*                  40,800           1,442
   Penn National Gaming*              34,400           1,205
   Shuffle Master*                   194,625           4,021
                                                 -----------
                                                      23,955
                                                 -----------
ENVIRONMENTAL SERVICES -- 0.5%
   Stericycle*                        51,100           3,197
   TRC*                               47,550           1,167
                                                 -----------
                                                       4,364
                                                 -----------

-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
FINANCIAL SERVICES -- 2.2%
   Affiliated Managers Group*         23,900       $   1,717
   American Home Mortgage Holdings    89,900           1,393
   Blackrock (C)*                      8,300             370
   Coinstar*                         149,700           5,043
   Doral Financial                    15,100             513
   Financial Federal (C)*             45,400           1,490
   Friedman Billings Ramsey
     Group, Cl A*                    483,700           3,386
   Instinet Group*                   234,500           1,527
   Investment Technology Group*       40,050           2,112
   LendingTree*                       47,400             635
   Metris (C)                        109,600           2,192
   Waddell & Reed Financial, Cl A     53,000           1,615
                                                 -----------
                                                      21,993
                                                 -----------
FOOD, BEVERAGE & TOBACCO -- 1.1%
   Dole Food                          32,200             998
   Fresh Del Monte Produce            67,300           1,265
   Hain Celestial Group*              48,000           1,068
   Nash Finch                         48,100           1,311
   Performance Food Group*            45,900           1,499
   Pilgrims Pride, Cl B               74,800           1,049
   Smithfield Foods*                  39,700           1,036
   Standard Commercial                41,200             792
   Vector Group (C)                   52,800           1,510
                                                 -----------
                                                      10,528
                                                 -----------
HEALTH SERVICES -- 0.5%
   Esperion Therapeutics*             97,800             596
   Raindance Communications (C)*     297,500           1,038
   Versicor*                         172,000           3,110
                                                 -----------
                                                       4,744
                                                 -----------
HOTELS & LODGING -- 0.8%
   Ameristar Casinos*                 81,500           2,240
   Boyd Gaming*                      121,200           1,823
   Choice Hotels International*       71,000           1,713
   Four Seasons Hotels                45,000           2,397
                                                 -----------
                                                       8,173
                                                 -----------
INSURANCE -- 1.1%
   AmerUs Group                       10,400             400
   Annuity and Life Re                40,700             788
   Brown & Brown                      14,800             465
   Clark/Bardes*                      48,000           1,382
   First American (C)                125,000           2,660
   HCC Insurance Holdings             35,700             998
   Hilb Rogal & Hamilton              21,500             671
   IPC Holdings*                      33,600           1,093





--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2002         37

STATEMENT OF NET ASSETS (Unaudited)

March 31, 2002
-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
   Kansas City Life Insurance         10,500       $     407
   PMA Capital, Cl A                  34,500             791
   Stancorp Financial Group           23,300           1,282
                                                 -----------
                                                      10,937
                                                 -----------
LABORATORY EQUIPMENT -- 0.4%
   Bio-Rad Laboratories, Cl A*        43,900           1,648
   Bruker Daltonics*                 181,600           1,740
   Fisher Scientific International*   27,200             764
                                                 -----------
                                                       4,152
                                                 -----------
LEASING & RENTING -- 0.2%
   Rent-A-Center*                     38,900           1,987
                                                 -----------
MACHINERY -- 0.5%
   Albany International, Cl A         50,400           1,527
   Joy Global*                        84,400           1,376
   OpticNet (D)*                      27,300              --
   Terex*                             53,000           1,198
   Tractor Supply*                    22,900           1,053
                                                 -----------
                                                       5,154
                                                 -----------
MEASURING DEVICES -- 0.2%
   Rofin-Sinar Technologies*         145,000           1,269
   StockerYale*                      102,500             763
                                                 -----------
                                                       2,032
                                                 -----------
MEDICAL PRODUCTS & SERVICES -- 13.2%
   Abgenix*                          258,204           4,877
   Albany Molecular Research*         58,000           1,390
   Align Technology*                 120,100             637
   American Medical Systems
     Holdings*                       350,200           7,883
   Ameripath*                         18,850             505
   Amsurg*                            54,450           1,482
   Amylin Pharmaceuticals (C)*       378,300           3,787
   Atherogenics*                     390,500           2,827
   Beckman Coulter                    14,000             715
   Bioject Medical Technologies*     280,800           1,081
   Biosite*                           56,200           1,391
   Cell Therapeutics*                111,800           2,776
   Cholestech (C)*                    63,950           1,143
   Conmed*                            30,900             772
   Corixa*                           362,600           2,237
   Covance*                          121,200           2,458
   Coventry Health Care*              85,000           2,210
   CV Therapeutics*                   24,500             887
   Cytyc*                             15,950             429
   D&K Healthcare Resources           21,800           1,308
   Diagnostic Products                26,100           1,128
   Dianon Systems*                    77,948           5,057

-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
   Edwards Lifesciences*              26,700       $     746
   Endo Pharmaceuticals Holdings*    222,500           2,247
   Endocare (C)*                      70,100           1,382
   Genta (C)*                        274,400           4,602
   Henry Schein*                      42,100           1,855
   Hologic*                          210,400           3,251
   Idexx Laboratories*                35,600             955
   Inhale Therapeutic Systems*       150,800           1,591
   Insmed*                           264,000             739
   Integra LifeSciences Holdings*      9,800             276
   Interpore International*           53,100             595
   Landauer                           21,100             801
   LifePoint Hospitals*               73,950           2,733
   Med-Design (C)*                    72,950           1,025
   Medarex*                           69,450           1,120
   Medcath*                           66,500           1,161
   Medicines (C)*                    241,700           3,447
   MedSource Technologies*           131,600           1,706
   Mentor                             38,700           1,396
   Merit Medical Systems*             61,900           1,250
   MGI Pharma*                       183,400           2,524
   MID Atlantic Medical Services*     16,500             470
   MIM*                               99,650           1,644
   NBTY*                              95,500           1,629
   Neoforma*                          39,300             772
   Neurocrine Biosciences*            78,000           3,166
   NPS Pharmaceuticals*               26,200             855
   Oakley*                            46,800             838
   Option Care*                       57,200             944
   Orthofix International*             4,100             165
   Pediatrix Medical Group*           78,800           3,212
   Pharmaceutical Product
     Development*                    102,300           3,565
   Pharmacopeia*                     237,600           3,162
   Pharmacyclics (C)*                 59,900             467
   PolyMedica (C)*                   136,100           3,464
   Possis Medical*                    42,500             837
   PSS World Medical*                231,800           2,272
   Regeneron Pharmaceutical*          59,000           1,474
   Renal Care Group*                  63,500           2,083
   Sangstat Medical*                  34,400             924
   Scios*                             88,900           2,572
   Steris*                           163,400           3,409
   Thoratec*                         149,600           1,638
   Unilab*                            52,550           1,292
   United Surgical Partners
     International*                   59,400           1,378
   US Physical Therapy*               69,450           1,254
   VitalWorks*                       308,000           1,802
   Wright Medical Group*             105,600           2,122
                                                 -----------
                                                     129,792
                                                 -----------


--------------------------------------------------------------------------------
38         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2002

-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
METALS & MINING -- 0.2%
   Intermet                           53,100       $     373
   Quanex                             34,400           1,221
                                                 -----------
                                                       1,594
                                                 -----------
MISCELLANEOUS MANUFACTURING -- 0.8%
   Actuant, Cl A*                     25,900           1,118
   Applied Films*                    103,000           2,534
   Graco                              20,200             825
   Identix (C)*                      413,300           3,666
                                                 -----------
                                                       8,143
                                                 -----------
OFFICE/BUSINESS EQUIPMENT -- 0.3%
   John H. Harland                    52,200           1,517
   Moore                              98,600           1,283
                                                 -----------
                                                       2,800
                                                 -----------
PAPER & PAPER PRODUCTS -- 0.2%
   Longview Fibre                     75,000             773
   Rock-Tenn, Cl A                    63,500           1,362
                                                 -----------
                                                       2,135
                                                 -----------
PETROLEUM & FUEL PRODUCTS -- 3.5%
   Bunge                              50,600           1,096
   Cabot Oil & Gas, Cl A              27,800             688
   Chesapeake Energy*                141,500           1,095
   Core Laboratories*                124,800           1,842
   Evergreen Resources*               30,900           1,289
   Helmerich & Payne                  27,000           1,082
   Horizon Offshore*                 277,100           3,250
   Key Energy Services*              474,800           5,090
   National-Oilwell*                 130,300           3,301
   Nuevo Energy*                      71,500           1,065
   Patterson-UTI Energy*             131,400           3,908
   Penn Virginia                      26,000           1,044
   Pennzoil-Quaker State              22,500             483
   Petroleum Geo*                    118,600             772
   Precision Drilling*               114,300           3,653
   Superior Energy Services*          74,300             747
   Tetra Technologies*                50,300           1,461
   XTO Energy                        114,250           2,291
                                                 -----------
                                                      34,157
                                                 -----------
PRINTING & PUBLISHING -- 0.1%
   Information Holdings*              33,300             959
                                                 -----------


-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
PROFESSIONAL SERVICES -- 0.4%
   AMN Healthcare Services*           20,750       $     558
   FTI Consulting*                    91,150           2,824
   PDI*                               15,150             257
                                                 -----------
                                                       3,639
                                                 -----------
REAL ESTATE -- 0.1%
   Trammell Crow*                     65,000             942
                                                 -----------
REAL ESTATE INVESTMENT TRUSTS -- 0.5%
   America First Mortgage
     Investments                     108,300             969
   Anthracite Capital                 85,900             988
   Apex Mortgage Capital              84,900             984
   Arden Realty                       35,700           1,014
   Reckson Associates Realty          40,700           1,004
                                                 -----------
                                                       4,959
                                                 -----------
RETAIL -- 11.6%
   99 Cents Only Stores*              23,200             890
   Action Performance*                90,000           4,433
   AFC Enterprises*                   74,900           2,505
   Alloy (C)*                        152,300           2,289
   American Eagle Outfitters*        303,200           7,510
   Bebe Stores*                      136,000           2,863
   Buckle*                            48,050           1,177
   Cash America International        158,200           1,392
   CBRL Group                         73,800           2,101
   Charlotte Russe Holding*          116,100           3,012
   Charming Shoppes*                 133,800           1,060
   Chico's FAS (C)*                  112,700           3,798
   Childrens Place (C)*              122,400           4,039
   Christopher & Banks*               16,500             542
   Circuit City Stores -
     Carmax Group*                   111,000           2,870
   CKE Restaurants*                  172,900           1,547
   Cost Plus*                         49,400           1,352
   Direct Focus*                      80,800           3,074
   Electronics Boutique Holdings*     67,800           2,341
   Factory 2-U Stores*               108,700           1,402
   Finish Line, Cl A*                189,200           3,491
   Fred's                             84,250           3,033
   GameStop*                          62,700           1,267
   Great Atlantic & Pacific Tea*      89,600           2,498
   Guitar Center*                     87,400           1,531
   HOT Topic*                        172,850           3,613
   Insight Enterprises*              225,900           5,114
   K-Swiss, Cl A                      37,500           1,574
   Kenneth Cole Productions, Cl A*    46,000             923
   Lithia Motors, Cl A*               22,300             551
   Lone Star Steakhouse & Saloon      69,600           1,454


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2002         39

STATEMENT OF NET ASSETS (Unaudited)

March 31, 2002
-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
   Movie Gallery*                     88,575       $   1,521
   O'Reilly Automotive*               49,700           1,569
   Pacific Sunwear of California*    203,400           5,004
   Panera Bread, Cl A*                22,100           1,408
   Petsmart*                         120,500           1,634
   PF Chang's China Bistro (C)*       23,250           1,549
   Priceline.com*                    130,600             683
   Regis                             152,600           4,285
   Rex Stores*                        69,150           1,259
   Ruby Tuesday                       53,900           1,253
   School Specialty*                  56,150           1,500
   Smith & Wollensky
      Group*                         216,100           1,059
   Sonic Automotive*                  97,000           2,908
   Sports Authority*                 129,900           1,494
   Stage Stores*                      96,700           2,572
   Too*                               93,250           2,750
   Tweeter Home Entertainment Group* 194,300           3,799
   Urban Outfitters*                  50,500           1,179
   Wilsons The Leather Experts*      110,000           1,316
                                                 -----------
                                                     113,988
                                                 -----------
RETIREMENT/AGED CARE -- 0.4%
   Sunrise Assisted Living (C)*      135,150           3,684
                                                 -----------
SEMI-CONDUCTORS/INSTRUMENTS -- 9.4%
   Actel*                             37,500             777
   Alpha (C)*                         29,200             445
   Artisan Components*               108,500           1,801
   ASM International*                101,700           2,655
   AstroPower*                        16,500             689
   Asyst Technologies (C)*           220,200           4,008
   Axcelis Technologies*              48,300             691
   AXT*                               37,800             404
   Benchmark Electronics*             44,000           1,232
   Cirrus Logic*                      27,500             519
   Credence Systems*                  63,200           1,388
   Cree*                              94,600           1,289
   Emcore*                           116,300           1,118
   Entegris*                         149,500           2,414
   ESS Technology*                   111,800           2,319
   Integrated Circuit Systems*        92,000           1,877
   Integrated Defense Technologies*   68,600           1,904
   JNI*                              112,200             799
   Lattice Semiconductor*            356,200           6,244
   LTX*                              177,450           4,825
   Marvell Technology Group*          54,900           2,405
   Microsemi*                         26,900             439
   Microtune*                        156,250           2,245

-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
   Multilink Technology*              73,700       $     165
   Mykrolis*                          70,400           1,076
   O2Micro International*            278,100           4,858
   Oak Technology*                   153,700           2,287
   Omnivision Technologies*           52,300             577
   OSI Systems*                       41,800           1,053
   Pericom Semiconductor*             60,500             855
   Photronics*                        70,200           2,368
   Pixelworks*                       972,450          12,525
   PLX Technology*                   130,900           1,597
   Power Integrations*                87,450           1,666
   Rudolph Technologies*              65,700           2,836
   Silicon Image*                      5,000              43
   Silicon Laboratories*              37,650           1,330
   Sipex (C)*                         64,750             719
   Sirenza Microdevices*              58,300             316
   Standard Microsystems*             51,000           1,173
   Transmeta (C)*                     60,500             235
   Transwitch*                       149,600             488
   Triquint Semiconductor*           646,900           7,769
   Varian Semiconductor
     Equipment Associates*            15,100             680
   Xicor*                            121,200           1,288
   Zoran*                             85,400           3,730
                                                 -----------
                                                      92,121
                                                 -----------
SOFTWARE -- 6.9%
   Activision*                       109,050           3,253
   Actuate*                          101,650             734
   Barra*                             15,200             921
   Borland Software*                  84,500           1,099
   Bsquare*                          275,000           1,006
   Business Objects ADR (C)*          32,100           1,411
   Chordiant Software*                67,800             493
   Embarcadero Technologies (C)*      77,150           1,054
   F5 Networks (C)*                   12,200             283
   HPL Technologies*                  68,600           1,130
   Hyperion Solutions*                52,300           1,413
   Internet Security Systems*         25,300             578
   JD Edwards*                       137,200           2,475
   JDA Software Group*                61,700           1,967
   Lawson Software (C)*              155,000           1,860
   Magma Design Automation*           12,800             249
   Matrixone*                        247,500           2,208
   Mercator Software (C)*            105,100             583
   MicroStrategy, Cl A*               22,100              67
   Midway Games*                     226,200           3,045
   MRO Software*                      93,700           1,166
   Netegrity*                         41,300             611
   NETIQ*                            157,900           3,444


--------------------------------------------------------------------------------
40         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2002

------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
------------------------------------------------------------
   Onyx Software*                  1,921,600       $   9,589
   Precise Software Solutions*        55,850           1,301
   Quest Software (C)*                55,100             833
   Red Hat*                        1,891,800          10,800
   Retek*                             34,400             903
   Roxio*                            144,200           3,272
   S1*                                77,800           1,201
   Seebeyond Technology*             228,050           1,745
   Stellent*                         120,200           1,157
   Vastera*                          187,800           2,785
   Viewpoint*                        250,000           1,510
   WebEx Communications*              42,100             693
   webMethods*                        66,100           1,139
                                                 -----------
                                                      67,978
                                                 -----------
STEEL & STEEL WORKS -- 0.8%
   Maverick Tube*                    218,700           3,569
   Shaw Group*                       169,900           4,672
                                                 -----------
                                                       8,241
                                                 -----------
TELEPHONES & TELECOMMUNICATIONS -- 1.9%
   Allegiance Telecom*                64,850             195
   Lightbridge*                       70,000             814
   Metro One Telecommunications*     141,550           3,588
   Novatel Wireless*                  54,000              36
   Plantronics*                      143,400           3,000
   Polycom*                          411,800          10,130
   Ubiquitel*                         47,850             117
   Universal Access Global Holdings*  18,900              28
   West*                              20,900             661
   Wireless Facilities*               38,100             229
                                                 -----------
                                                      18,798
                                                 -----------
TRUCKING -- 0.5%
   Forward Air*                       49,800           1,576
   Knight Transportation*             39,000             824
   Usfreightways                      83,000           2,942
                                                 -----------
                                                       5,342
                                                 -----------
WHOLESALE -- 0.3%
   SCP Pool*                          30,500             958
   United Natural Foods*              34,000             847
   Watsco                             36,200             646
                                                 -----------
                                                       2,451
                                                 -----------
Total Common Stock
   (Cost $889,565)                                   958,065
                                                 -----------



------------------------------------------------------------
                          Shares/Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
------------------------------------------------------------
CONVERTIBLE BONDS -- 0.3%
   American Tower, CV to 19.4175 Shares
        5.000%, 02/15/10               1,800       $     999
   Central Garden, CV to 33.7143 Shares
        6.000%, 11/15/03               1,750           1,571
   Viropharma, CV to 9.1620 Shares
        6.000%, 03/01/07               2,250             703
                                                 -----------
Total Convertible Bonds
   (Cost $3,606)                                       3,273
                                                 -----------

WARRANTS -- 0.0%
   Expedia, Expires 02/04/09*         10,185             363
                                                 -----------
Total Warrants
   (Cost $0)                                             363
                                                 -----------

U.S. TREASURY OBLIGATION -- 0.4%
   U.S. Treasury Bill (A) (B)
        1.820%, 08/29/02            $  3,600           3,571
                                                 -----------
Total U.S. Treasury Obligation
   (Cost $3,573)                                       3,571
                                                 -----------

CASH EQUIVALENT -- 0.5%
   First Union Cash Management
     Program                       5,125,375           5,125
                                                 -----------
Total Cash Equivalent
   (Cost $5,125)                                       5,125
                                                 -----------

REPURCHASE AGREEMENT -- 2.6%
   JP Morgan Chase
     1.850%, dated 03/28/02, matures
     04/01/02, repurchase price
     $25,446,419 (collateralized by
     U.S. Government Agency obligations,
     market value: $25,951,791)       25,441          25,441
                                                 -----------
Total Repurchase Agreement
   (Cost $25,441)                                     25,441
                                                 -----------
Total Investments -- 101.4%
   (Cost $927,310)                                   995,838
                                                 -----------
Other Assets & Liabilities -- (1.4)%                 (14,217)
                                                 -----------






--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2002         41

STATEMENT OF NET ASSETS (Unaudited)



Small Cap Growth Fund (Concluded)
March 31, 2002
-------------------------------------------------------------
                                                       Value
Description                                    ($ Thousands)
-------------------------------------------------------------
NET ASSETS:
Fund Shares of Class A
   (unlimited authorization -- no par value)
   based on 65,376,860 outstanding shares of
   beneficial interest                            $1,230,598
Fund Shares of Class I
   (unlimited authorization -- no par value)
   based on 20,601 outstanding shares of
   beneficial interest                                   312
Accumulated net investment loss                       (3,911)
Accumulated net realized loss on investments        (314,308)
Net unrealized appreciation on futures                   402
Net unrealized appreciation on investments            68,528
                                                 -----------
Total Net Assets -- 100.0%                          $981,621
                                                 ===========

Net asset value, offering and redemption
   price per share -- Class A                         $15.01
                                                 ===========

Net asset value, offering and redemption
   price per share -- Class I                         $14.99
                                                 ===========

* Non-income producing security.
(A) Securities have been pledged as collateral on open futures contracts.
(B) Yields shown are effective yields at time of purchase.
(C) This security or a partial position of this security is on loan at 03/31/02 (see Note 9). The total value of securities on loan at 03/31/02 was $73,091,481.
(D) Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees.
ADR -- American Depository Receipt
Cl -- Class
CV -- Convertible
Amounts designated as "--" are zero or have been rounded to zero.
The accompanying notes are an integral part of the financial statements.





--------------------------------------------------------------------------------
42         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2002

Mid-Cap Fund
-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
COMMON STOCK -- 99.3%
AEROSPACE & DEFENSE -- 1.7%
   Goodrich                           35,300        $  1,117
                                                 -----------
AIR TRANSPORTATION -- 1.2%
   Continental Airlines, Cl B*         9,900             280
   Sabre Holdings*                    10,400             486
                                                 -----------
                                                         766
                                                 -----------
APPAREL/TEXTILES -- 0.5%
   Jones Apparel Group*                5,600             196
   Liz Claiborne                       5,200             147
                                                 -----------
                                                         343
                                                 -----------
AUTOMOTIVE -- 2.3%
   Lear*                              18,800             895
   SPX*                                4,500             637
                                                 -----------
                                                       1,532
                                                 -----------
BANKS -- 6.9%
   Charter One Financial              11,193             349
   First Tennessee National           24,500             859
   First Virginia Banks               14,100             756
   FirstMerit                         11,500             331
   Greenpoint Financial               15,000             655
   Hibernia, Cl A                     11,300             216
   North Fork Bancorporation          14,700             523
   Sovereign Bancorp                  15,100             212
   Union Planters                      5,000             237
   Zions Bancorporation                7,300             433
                                                 -----------
                                                       4,571
                                                 -----------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 2.2%
   Adelphia Communications, Cl A*     10,400             155
   McClatchy, Cl A                     3,300             196
   R.R. Donnelley & Sons              36,100           1,123
                                                 -----------
                                                       1,474
                                                 -----------
BUILDING & CONSTRUCTION -- 0.9%
   Lennar                             11,000             580
                                                 -----------
CHEMICALS -- 1.3%
   Ashland                            10,500             478
   Cabot                               4,900             181
   Rohm & Haas                         5,500             232
                                                 -----------
                                                         891
                                                 -----------

-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
COAL MINING -- 0.6%
   Arch Coal                          17,700        $    378
                                                 -----------
COMMERCIAL SERVICES -- 2.3%
   Convergys*                         12,200             361
   Quanta Services*                   11,000             190
   Quintiles Transnational*           16,300             289
   Viad                               24,400             683
                                                 -----------
                                                       1,523
                                                 -----------
COMMUNICATIONS EQUIPMENT -- 0.6%
   Scientific-Atlanta                 18,000             416
                                                 -----------
COMPUTERS & SERVICES -- 6.4%
   Autodesk                            5,500             257
   Cadence Design Systems*            11,700             265
   Checkfree*                         12,100             186
   Computer Sciences*                 15,300             776
   Diebold                            11,400             464
   Mentor Graphics*                   13,000             275
   Pixar*                             16,600             611
   Storage Technology*                22,800             489
   Sungard Data Systems*               7,200             237
   Unisys*                            32,000             404
   VeriSign*                          11,400             308
                                                 -----------
                                                       4,272
                                                 -----------
CONTAINERS & PACKAGING -- 2.0%
   Bemis                               4,900             266
   Pactiv*                            40,700             815
   Sealed Air*                         5,700             269
                                                 -----------
                                                       1,350
                                                 -----------
DRUGS -- 3.7%
   Andrx Group*                        9,400             357
   IVAX*                               9,250             148
   King Pharmaceuticals*              11,466             401
   Medicis Pharmaceutical, Cl A*       5,400             300
   Mylan Laboratories                 24,200             713
   SICOR*                             15,800             270
   Watson Pharmaceuticals*             9,600             260
                                                 -----------
                                                       2,449
                                                 -----------


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2002         43

STATEMENT OF NET ASSETS (Unaudited)

March 31, 2002
-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
ELECTRICAL SERVICES -- 5.1%
   Allegheny Energy                   10,800        $    447
   Aquila                             13,000             323
   CMS Energy                         46,600           1,054
   NRG Energy*                        19,900             240
   PPL                                 9,200             364
   Puget Energy                       32,700             680
   XCEL Energy                        11,000             279
                                                 -----------
                                                       3,387
                                                 -----------
ELECTRONICS -- 1.1%
   Avnet                               9,100             246
   L-3 Communications Holdings*        2,700             303
   Sanmina-SCI*                       15,500             182
                                                 -----------
                                                         731
                                                 -----------
ENTERTAINMENT -- 0.5%
   International Game Technology (C)*  4,900             305
                                                 -----------
FINANCIAL SERVICES -- 3.0%
   AG Edwards                          7,100             312
   Countrywide Credit                 14,300             640
   E*trade Group*                     33,400             314
   Equifax                            11,600             347
   Stilwell Financial                 14,200             348
                                                 -----------
                                                       1,961
                                                 -----------
FOOD, BEVERAGE & TOBACCO -- 4.3%
   Coca-Cola Enterprises              11,800             222
   Constellation Brands, Cl A*         5,100             280
   Pepsi Bottling Group               15,200             393
   PepsiAmericas                      22,500             324
   Smithfield Foods*                  15,500             405
   Supervalu                          20,800             537
   Tyson Foods, Cl A                  56,600             706
                                                 -----------
                                                       2,867
                                                 -----------
GAS/NATURAL GAS -- 1.2%
   Questar                             5,100             131
   Sempra Energy                      25,224             635
                                                 -----------
                                                         766
                                                 -----------
HOTELS & LODGING -- 1.9%
   Harrah's Entertainment*            25,000           1,107
   Mandalay Resort Group*              4,400             135
                                                 -----------
                                                       1,242
                                                 -----------


-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
HOUSEHOLD PRODUCTS, FURNITURE & FIXTURES -- 3.6%
   Fortune Brands                     21,300        $  1,052
   Maytag                              8,000             354
   Whirlpool                          12,700             959
                                                 -----------
                                                       2,365
                                                 -----------
INSURANCE -- 7.8%
   AMBAC Financial Group               2,900             171
   American Financial Group           22,600             649
   AON                                 8,600             301
   HCC Insurance Holdings              9,500             266
   Humana*                            30,100             407
   Old Republic International         15,700             502
   Oxford Health Plans*                9,100             380
   PMI Group                           5,400             409
   Progressive                           900             150
   Protective Life                    19,900             621
   Torchmark                          13,500             544
   Trigon Healthcare*                  2,200             162
   UnumProvident                      22,400             626
                                                 -----------
                                                       5,188
                                                 -----------
LABORATORY EQUIPMENT -- 0.4%
   Mettler Toledo International*       6,500             294
                                                 -----------
LEASING & RENTING -- 1.9%
   Gatx                                6,200             197
   United Rentals*                    38,400           1,055
                                                 -----------
                                                       1,252
                                                 -----------
MACHINERY -- 3.2%
   Crane                               9,100             249
   Eaton                               4,300             348
   Johnson Controls                   13,700           1,210
   Pentair                             7,400             333
                                                 -----------
                                                       2,140
                                                 -----------
MEDICAL PRODUCTS & SERVICES -- 5.9%
   Apogent Technologies*              13,300             328
   Barr Laboratories*                  8,200             540
   Chiron*                             4,800             220
   DaVita*                             6,900             175
   Dentsply International              5,100             189
   Guidant*                           13,800             598

--------------------------------------------------------------------------------
44         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2002

-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
   Henry Schein*                      15,100        $    665
   Hillenbrand Industries              7,300             450
   McKesson                           20,200             756
                                                 -----------
                                                       3,921
                                                 -----------
METALS & MINING -- 0.3%
   Precision Castparts                 6,600             234
                                                 -----------
MISCELLANEOUS MANUFACTURING -- 1.6%
   Cooper Industries                   8,400             352
   FMC*                                8,700             365
   Teleflex                            6,300             345
                                                 -----------
                                                       1,062
                                                 -----------
OFFICE/BUSINESS EQUIPMENT -- 1.4%
   Pitney Bowes                       21,800             933
                                                 -----------
PAINT & RELATED PRODUCTS -- 1.1%
   Sherwin-Williams                   24,600             701
                                                 -----------
PAPER & PAPER PRODUCTS -- 0.9%
   Georgia-Pacific                    19,900             596
                                                 -----------
PETROLEUM & FUEL PRODUCTS -- 5.1%
   Amerada Hess                        3,500             278
   Apache                              4,180             238
   BJ Services (C)*                    8,400             289
   Devon Energy                       10,200             492
   Equitable Resources                 5,000             174
   Occidental Petroleum               12,800             373
   Tidewater (C)                      24,100           1,021
   Valero Energy (C)                  10,500             520
                                                 -----------
                                                       3,385
                                                 -----------
PRINTING & PUBLISHING -- 0.5%
   Harte-Hanks                        10,100             320
                                                 -----------
REAL ESTATE INVESTMENT TRUSTS -- 2.8%
   General Growth Properties (C)      23,900           1,056
   Hospitality Properties Trust       11,700             402
   Public Storage                     10,800             400
                                                 -----------
                                                       1,858
                                                 -----------

-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
RETAIL -- 5.6%
   Abercrombie & Fitch, Cl A*          6,300        $    194
   Autozone*                           5,100             351
   Barnes & Noble*                     9,300             288
   Best Buy*                           3,300             261
   Borders Group*                     16,300             390
   Circuit City Stores - Circuit
     City Group                       19,800             357
   Darden Restaurants                  6,400             260
   Federated Department Stores*       21,000             858
   Office Depot*                      23,900             475
   RadioShack                          8,800             264
                                                 -----------
                                                       3,698
                                                 -----------
SEMI-CONDUCTORS/INSTRUMENTS -- 3.4%
   Advanced Micro Devices*            24,400             359
   Cree*                              12,900             176
   Cypress Semiconductor*              7,400             170
   International Rectifier*            4,500             204
   Intersil, Cl A*                     5,900             167
   Kla-Tencor (C)*                     5,000             333
   LSI Logic*                         25,300             430
   Microchip Technology*               4,400             184
   Nvidia*                             6,000             266
                                                 -----------
                                                       2,289
                                                 -----------
SOFTWARE -- 1.3%
   Compuware*                         32,900             425
   Sybase*                            26,900             470
                                                 -----------
                                                         895
                                                 -----------
TELEPHONES & TELECOMMUNICATIONS -- 1.8%
   CenturyTel                         20,200             687
   US Cellular*                       12,500             512
                                                 -----------
                                                       1,199
                                                 -----------
TRUCKING -- 0.3%
   CNF                                 6,800             224
                                                 -----------
WHOLESALE -- 0.7%
   Tech Data*                          9,900             454
                                                 -----------
Total Common Stock
   (Cost $57,199)                                     65,929
                                                 -----------



--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2002         45

STATEMENT OF NET ASSETS (Unaudited)


Mid-Cap Fund (Concluded)
March 31, 2002
-------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
U.S. TREASURY OBLIGATION -- 0.3%
   U.S. Treasury Bill (A) (B)
      1.830%, 06/20/02                  $200     $       199
                                                 -----------
Total U.S. Treasury Obligation
   (Cost $199)                                           199
                                                 -----------
Total Investments -- 99.6%
   (Cost $57,398)                                     66,128
                                                 -----------
Other Assets & Liabilities -- 0.4%                       298
                                                 -----------

NET ASSETS:
Fund Shares of Class A
   (unlimited authorization -- no par value)
   based on 4,340,278 outstanding shares of
   beneficial interest                                59,335
Undistributed net investment income                       40
Accumulated net realized loss on investments          (1,679)
Net unrealized appreciation on investments             8,730
                                                 -----------
 Total Net Assets -- 100.0%                      $    66,426
                                                 ===========


Net asset value, offering and redemption
   price per share -- Class A                         $15.30
                                                 ===========

* Non-income producing security.
(A) Securities have been pledged as collateral on open futures contracts.
(B) Yields shown are effective yields at time of purchase.
(C) This security or a partial position of this security is on loan at 03/31/02 (see Note 9). The total value of securities on loan at 03/31/02 was $2,182,370.
Cl -- Class
The accompanying notes are an integral part of the financial statements.





--------------------------------------------------------------------------------
46         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2002

Capital Appreciation Fund
-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
COMMON STOCK -- 95.3%
BANKS -- 7.2%
   Northern Trust                      8,500     $       511
   State Street                        8,500             471
                                                 -----------
                                                         982
                                                 -----------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 13.9%
   Clear Channel Communications*       9,500             488
   Comcast, Cl A*                     15,000             477
   COX Communications, Cl A*          13,000             489
   Liberty Media, Cl A*               35,000             443
                                                 -----------
                                                       1,897
                                                 -----------
COMMERCIAL SERVICES -- 6.3%
   Paychex                            12,500             496
   Robert Half International*         12,500             369
                                                 -----------
                                                         865
                                                 -----------
COMMUNICATIONS EQUIPMENT -- 5.0%
   EchoStar Communications*           10,000             283
   Qualcomm*                          10,500             395
                                                 -----------
                                                         678
                                                 -----------
COMPUTERS & SERVICES -- 2.7%
   VeriSign*                          13,500             365
                                                 -----------
DATA PROCESSING -- 7.3%
   First Data                         11,500           1,003
                                                 -----------
DRUGS -- 7.4%
   Allergan                            4,000             258
   Pfizer                              7,500             298
   Pharmacia                          10,000             451
                                                 -----------
                                                       1,007
                                                 -----------
FINANCIAL SERVICES -- 14.0%
   Charles Schwab                     28,000             367
   Concord EFS*                       16,000             532
   MBNA                               11,500             444
   Moody's                            14,000             575
                                                 -----------
                                                       1,918
                                                 -----------
FOOD, BEVERAGE & TOBACCO -- 3.6%
   Safeway*                           11,000             495
                                                 -----------
HOTELS & LODGING -- 2.1%
   Marriott International, Cl A        6,500             292
                                                 -----------
RETAIL -- 9.8%
   RadioShack                         16,000             480
   Wal-Mart Stores                     7,500             460
   Walgreen                           10,000             392
                                                 -----------
                                                       1,332
                                                 -----------

-------------------------------------------------------------
                            Shares/Face Amount  Market Value
Description                      ($ Thousands) ($ Thousands)
-------------------------------------------------------------
SEMI-CONDUCTORS/INSTRUMENTS -- 3.8%
   Intel                              17,000     $       517
                                                 -----------
SOFTWARE -- 4.0%
   Microsoft*                          9,000             543
                                                 -----------
TRUCKING -- 8.2%
   Expeditors International Washington 9,500             580
   United Parcel Service, Cl B         9,000             547
                                                 -----------
                                                       1,127
                                                 -----------
Total Common Stock
   (Cost $10,387)                                     13,021
                                                 -----------

U.S. TREASURY OBLIGATION -- 1.4%
   U.S. Treasury Bill (A) (B)
        1.820%, 08/29/02                $200             199
                                                 -----------
Total U.S. Treasury Obligation
   (Cost $199)                                           199
                                                 -----------

REPURCHASE AGREEMENT -- 3.5%
   JP Morgan Chase
     1.690%, dated 03/28/02, matures
     04/01/02, repurchase price
     $477,379 (collateralized by
     U.S. Government Agency obligations,
     total market value: $487,461)       477             477
                                                 -----------
Total Repurchase Agreement
   (Cost $477)                                           477
                                                 -----------
Total Investments -- 100.2%
   (Cost $11,063)                                     13,697
                                                 -----------
Other Assets and Liabilities, Net -- (0.2)%              (27)
                                                 -----------

NET ASSETS:
Fund Shares of Class A
   (unlimited authorization -- no par value)
   based on 2,944,781 outstanding shares of
   beneficial interest                                17,916
Distributions in excess of net investment income         (29)
Accumulated net realized loss on investments          (6,868)
Net unrealized appreciation on futures                    17
Net unrealized appreciation on investments             2,634
                                                 -----------
Total Net Assets -- 100.0%                          $ 13,670
                                                 ===========

Net asset value, offering and redemption
   price per share -- Class A                          $4.64
                                                 ===========


* Non-income producing security.
(A) Securities have been pledged as collateral on open futures contracts.
(B) Yields shown are effective yields at time of purchase.
Cl -- Class
The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2002         47

STATEMENT OF NET ASSETS (Unaudited)


Equity Income Fund
March 31, 2002
-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
COMMON STOCK -- 94.4%
AEROSPACE & DEFENSE -- 2.2%
   Boeing                              3,600     $       174
   General Dynamics                    1,100             103
   Raytheon                            1,675              69
   United Technologies                 1,675             124
                                                 -----------
                                                         470
                                                 -----------
AUTOMOTIVE -- 2.0%
   Delphi                              6,175              99
   Ford Motor                          7,425             122
   General Motors                      2,228             135
   TRW                                 1,175              60
                                                 -----------
                                                         416
                                                 -----------
BANKS -- 12.1%
   Bank of America                     7,825             532
   Bank of New York                    3,575             150
   Bank One                            3,752             157
   Comerica                              650              41
   Fifth Third Bancorp                 2,362             159
   FleetBoston Financial               4,200             147
   Huntington Bancshares               9,000             177
   JP Morgan Chase                     7,300             260
   US Bancorp                          1,925              44
   Wachovia                            4,800             178
   Washington Mutual                   8,675             288
   Wells Fargo                         8,200             405
                                                 -----------
                                                       2,538
                                                 -----------
BEAUTY PRODUCTS -- 1.7%
   Procter & Gamble                    3,950             356
                                                 -----------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 1.3%
   Knight Ridder                       1,800             124
   McGraw-Hill                         2,175             148
                                                 -----------
                                                         272
                                                 -----------
BUILDING & CONSTRUCTION -- 0.3%
   Masco                               1,950              53
                                                 -----------
CHEMICALS -- 2.8%
   Ashland                             2,150              98
   Dow Chemical                        3,950             129
   E.I. du Pont de Nemours             5,081             239
   Engelhard                           2,550              79
   Rohm & Haas                         1,175              50
                                                 -----------
                                                         595
                                                 -----------

-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
COMMUNICATIONS EQUIPMENT -- 0.9%
   Motorola                           13,575       $     193
                                                 -----------
COMPUTERS & SERVICES -- 4.8%
   Apple Computer*                     4,800             114
   Autodesk                            1,400              65
   Compaq Computer                    14,050             147
   Electronic Data Systems             2,925             170
   Hewlett-Packard                     9,200             165
   International Business Machines     3,300             343
                                                 -----------
                                                       1,004
                                                 -----------
DRUGS -- 1.3%
   Merck                               1,300              75
   Pharmacia                           2,699             122
   Wyeth                               1,250              82
                                                 -----------
                                                         279
                                                 -----------
ELECTRICAL SERVICES -- 3.6%
   Ameren (C)                          3,525             151
   Constellation Energy Group          5,875             181
   Duke Energy                         3,075             116
   Southern                            2,875              76
   TXU                                 4,025             220
                                                 -----------
                                                         744
                                                 -----------
ENTERTAINMENT -- 2.0%
   Carnival (C)                        1,700              56
   Mattel                              8,550             178
   Walt Disney                         8,375             193
                                                 -----------
                                                         427
                                                 -----------
FINANCIAL SERVICES -- 9.4%
   Bear Stearns                        2,325             146
   Citigroup                          14,934             739
   Fannie Mae                          3,725             298
   Household International             4,725             268
   Merrill Lynch                       3,200             177
   Morgan Stanley Dean Witter          5,025             288
   T Rowe Price Group                  1,225              48
                                                 -----------
                                                       1,964
                                                 -----------
FOOD, BEVERAGE & TOBACCO -- 5.1%
   Albertson's                         2,935              97
   Coca-Cola                           1,300              68
   Conagra Foods                       3,250              79
   Hershey Foods                       1,300              89
   PepsiCo                             2,125             109
   Philip Morris                       8,375             441
   Supervalu                           3,975             103
   Unilever                            1,325              75
                                                 -----------
                                                       1,061
                                                 -----------


--------------------------------------------------------------------------------
48         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2002

-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
GAS/NATURAL GAS -- 1.4%
   El Paso                             3,300       $     145
   Sempra Energy                       5,700             144
                                                 -----------
                                                         289
                                                 -----------
GOLD -- 0.3%
   Barrick Gold                        3,550              66
                                                 -----------
HAND/MACHINE TOOLS -- 0.6%
   Illinois Tool Works                 1,825             132
                                                 -----------
HOUSEHOLD PRODUCTS, FURNITURE & FIXTURES -- 1.2%
   General Electric                    3,725             140
   Whirlpool                           1,500             113
                                                 -----------
                                                         253
                                                 -----------
INSURANCE -- 4.4%
   American International Group        2,667             193
   Hartford Financial Services Group   2,175             148
   Jefferson-Pilot                     1,880              94
   Marsh & McLennan                      475              54
   MBIA                                4,450             243
   St Paul                             3,975             182
                                                 -----------
                                                         914
                                                 -----------
LEASING & RENTING -- 0.3%
   Ryder System                        2,100              62
                                                 -----------
MACHINERY -- 1.1%
   Emerson Electric                    2,250             129
   Ingersoll-Rand, Cl A                1,900              95
                                                 -----------
                                                         224
                                                 -----------
MEDICAL PRODUCTS & SERVICES -- 1.8%
   Baxter International                6,175             368
                                                 -----------
METALS & MINING -- 1.7%
   Alcan                               1,925              76
   Alcoa                               6,025             227
   Worthington Industries              3,875              60
                                                 -----------
                                                         363
                                                 -----------
MISCELLANEOUS MANUFACTURING -- 0.4%
   Honeywell International             2,450              94
                                                 -----------
OFFICE/BUSINESS EQUIPMENT -- 1.4%
   Minnesota Mining & Manufacturing    2,500             287
                                                 -----------

-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
PAPER & PAPER PRODUCTS -- 1.7%
   International Paper                 1,450       $      62
   Kimberly-Clark                      1,700             110
   Weyerhaeuser                        2,975             187
                                                 -----------
                                                         359
                                                 -----------
PETROLEUM & FUEL PRODUCTS -- 12.3%
   Baker Hughes                        3,675             141
   Burlington Resources                1,650              66
   ChevronTexaco                       4,846             437
   Conoco                              3,453             101
   Exxon Mobil                        22,850           1,002
   Halliburton                         6,175             105
   Phillips Petroleum                  2,125             133
   Royal Dutch Petroleum               6,575             357
   Schlumberger                        2,300             135
   Unocal                              2,175              85
                                                 -----------
                                                       2,562
                                                 -----------
PHOTOGRAPHIC EQUIPMENT & SUPPLIES -- 0.3%
   Eastman Kodak                       1,895              59
                                                 -----------
RAILROADS -- 0.3%
   Burlington Northern Santa Fe        2,175              66
                                                 -----------
REAL ESTATE INVESTMENT TRUSTS -- 2.8%
   Apartment Investment &
     Management, Cl A                  2,725             132
   Kimco Realty                        4,725             155
   Post Properties                     2,864              96
   Simon Property Group                6,350             207
                                                 -----------
                                                         590
                                                 -----------
RETAIL -- 3.1%
   JC Penney                           3,350              69
   May Department Stores               2,625              92
   McDonald's                          4,400             122
   Sears Roebuck                       1,725              88
   Target                              6,275             271
                                                 -----------
                                                         642
                                                 -----------
SEMI-CONDUCTORS/INSTRUMENTS -- 1.0%
   Texas Instruments                   6,400             212
                                                 -----------
SOFTWARE -- 0.3%
   Computer Associates International   3,075              67
                                                 -----------


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2002         49

STATEMENT OF NET ASSETS (Unaudited)


Equity Income Fund (Concluded)
March 31, 2002
-------------------------------------------------------------
                          Shares/Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
TELEPHONES & TELECOMMUNICATIONS -- 8.0%
   Alltel                              2,200     $       122
   AT&T                               14,462             227
   AT&T Wireless Services*             4,668              42
   BellSouth                           6,325             233
   Lucent Technologies*               15,225              72
   Qwest Communications International  8,753              72
   SBC Communications                 10,124             379
   Sprint FON Group                    5,250              81
   Verizon Communications              9,534             435
                                                 -----------
                                                       1,663
                                                 -----------
WHOLESALE -- 0.5%
   W.W. Grainger                       1,675              94
                                                 -----------
Total Common Stock
   (Cost $15,337)                                     19,738
                                                 -----------

U.S. TREASURY OBLIGATION -- 1.0%
   U.S. Treasury Bill (A) (B)
        1.820%, 08/29/02                $200             199
                                                 -----------
Total U.S. Treasury Obligation
   (Cost $199)                                           199
                                                 -----------

REPURCHASE AGREEMENT -- 4.5%
   JP Morgan Chase
     1.850%, dated 03/28/02, matures
     04/01/02, repurchase price $947,220
     (collateralized by FNMA obligations,
     total market value: $966,913)       947             947
                                                 -----------
Total Repurchase Agreement
   (Cost $947)                                           947
                                                 -----------
Total Investments -- 99.9%
   (Cost $16,483)                                     20,884
                                                 -----------
Other Assets and Liabilities, Net -- 0.1%                 20
                                                 -----------

-------------------------------------------------------------
                                                       Value
Description                                    ($ Thousands)
-------------------------------------------------------------
NET ASSETS:
Fund Shares of Class A
   (unlimited authorization -- no par value)
   based on 3,170,731 outstanding shares of
   beneficial interest                              $ 16,675
Undistributed net investment income                       68
Accumulated net realized loss on investments            (258)
Net unrealized appreciation on futures                    18
Net unrealized appreciation on investments             4,401
                                                 -----------
Total Net Assets -- 100.0%                          $ 20,904
                                                 ===========

Net asset value, offering and redemption
   price per share -- Class A                          $6.59
                                                 ===========

* Non-income producing security.
(A) Securities have been pledged as collateral on open futures contracts.
(B) Yields shown are effective yields at time of purchase.
(C) This security or a partial position of this security is on loan at 03/31/02 (see Note 9). The total value of securities on loan at 03/31/02 was $264,643.
Cl -- Class
FNMA -- Federal National Mortgage Association
The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
50         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2002

Balanced Fund
-------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 9.6%
   U.S. Treasury Notes (B)
        5.000%, 08/15/11               $ 850        $    821
        4.625%, 05/15/06               1,000             996
                                                 -----------
Total U.S. Treasury Obligations
   (Cost $1,914)                                       1,817
                                                 -----------

U.S. GOVERNMENT MORTGAGE-BACKED
OBLIGATION -- 0.0%
   FHLMC
        8.000%, 12/01/02                   7               7
                                                 -----------
 Total U.S. Government Mortgage-Backed Obligation
   (Cost $7)                                               7
                                                 -----------

CORPORATE OBLIGATIONS -- 30.0%
BANKS -- 2.6%
   JP Morgan Chase
        6.750%, 02/01/11                 500             501
                                                 -----------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 1.3%
   AOL Time Warner
        6.125%, 04/15/06                 250             250
                                                 -----------
ELECTRICAL SERVICES -- 1.5%
   First Energy, Ser B
        6.450%, 11/15/11                 300             276
                                                 -----------
FINANCIAL SERVICES -- 14.6%
   Ace
        6.000%, 04/01/07                 500             498
   Ford Motor Credit
        6.125%, 04/28/03                 280             283
   General Motors Acceptance
        6.750%, 01/15/06                  50              51
        6.125%, 09/15/06                 690             683
   Morgan Stanley Dean Witter, MTN, Ser C
        7.375%, 04/15/03                 350             364
   Paine Webber Group, MTN, Ser C
        6.020%, 04/22/02                 400             401
   PDVSA Finance
        8.750%, 02/15/04                 252             247
   Textron Financial, MTN, Ser E
        5.650%, 03/26/04                 250             250
                                                 -----------
                                                       2,777
                                                 -----------
PETROLEUM & FUEL PRODUCTS -- 3.2%
   Repsol International Finance
        7.450%, 07/15/05                 600             606
                                                 -----------


-------------------------------------------------------------
                          Shares/Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
TELEPHONES & TELECOMMUNICATIONS -- 6.8%
   Deutsche Telekom
        7.750%, 06/15/05              $  500        $    520
   France Telecom (A)
        7.700%, 03/01/06                 400             406
   Sprint Capital (B)
        6.125%, 11/15/08                 400             359
                                                 -----------
                                                       1,285
                                                 -----------
Total Corporate Obligations
   (Cost $5,749)                                       5,695
                                                 -----------

COMMON STOCK -- 59.5%
AEROSPACE & DEFENSE -- 1.7%
   Lockheed Martin                     5,600             322
                                                 -----------
AUTOMOTIVE -- 1.9%
   Delphi                             14,000             224
   Harley-Davidson                     2,500             138
                                                 -----------
                                                         362
                                                 -----------
BANKS -- 1.8%
   Wells Fargo                         7,000             346
                                                 -----------
BEAUTY PRODUCTS -- 0.5%
   Colgate-Palmolive                   1,600              91
                                                 -----------
BIOTECHNOLOGY -- 3.7%
   Amgen*                              8,000             478
   Idec Pharmaceuticals*               3,500             225
                                                 -----------
                                                         703
                                                 -----------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 5.2%
   McGraw-Hill                        10,000             683
   Viacom, Cl B*                       6,189             299
                                                 -----------
                                                         982
                                                 -----------
COMMERCIAL SERVICES -- 3.4%
   Jacobs Engineering Group*           9,000             642
                                                 -----------
COMMUNICATIONS EQUIPMENT -- 0.8%
   Qualcomm*                           4,000             151
                                                 -----------
COMPUTERS & SERVICES -- 3.7%
   Dell Computer*                      5,000             131
   International Business Machines     3,000             312
   VeriSign*                          10,000             270
                                                 -----------
                                                         713
                                                 -----------


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2002         51

STATEMENT OF NET ASSETS (Unaudited)


Balanced Fund (Concluded)
March 31, 2002
-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
DATA PROCESSING -- 0.7%
   First Data                          1,500     $       131
                                                 -----------
DRUGS -- 4.8%
   Pfizer                             23,025             915
                                                 -----------
FINANCIAL SERVICES -- 3.0%
   Concord EFS*                       11,400             379
   Lehman Brothers Holdings            3,100             200
                                                 -----------
                                                         579
                                                 -----------
FOOD, BEVERAGE & TOBACCO -- 2.1%
   PepsiCo                             7,600             391
                                                 -----------
INSURANCE -- 2.2%
   American International Group        4,500             324
   St. Paul                            2,000              92
                                                 -----------
                                                         416
                                                 -----------
MACHINERY -- 2.4%
   Caterpillar                         8,000             455
                                                 -----------
MEDICAL PRODUCTS & SERVICES -- 4.5%
   Johnson & Johnson                   8,700             565
   Medtronic                           6,600             298
                                                 -----------
                                                         863
                                                 -----------
RAILROADS -- 1.6%
   Union Pacific                       5,000             311
                                                 -----------
RETAIL -- 3.8%
   Lowe's                              6,100             265
   Wal-Mart Stores                     7,300             448
                                                 -----------
                                                         713
                                                 -----------
SEMI-CONDUCTORS/INSTRUMENTS -- 6.4%
   Applied Materials*                  5,300             288
   Intel                              20,100             611
   QLogic (B)*                         6,400             317
                                                 -----------
                                                       1,216
                                                 -----------
SOFTWARE -- 3.5%
   Microsoft*                         11,100             669
                                                 -----------
WHOLESALE -- 1.8%
   W.W. Grainger                       6,000             337
                                                 -----------
Total Common Stock
   (Cost $8,950)                                      11,308
                                                 -----------



-------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
REPURCHASE AGREEMENT -- 0.2%
   Morgan Stanley Dean Witter
     1.500%, dated 03/28/02, matures
     04/01/02, repurchase price $35,709
     (collateralized by U.S. Treasury Note,
     total market value: $36,598)        $36     $        36
                                                 -----------
Total Repurchase Agreement
   (Cost $36)                                             36
                                                 -----------
Total Investments -- 99.3%
   (Cost $16,656)                                     18,863
                                                 -----------
Other Assets and Liabilities, Net -- 0.7%                136
                                                 -----------

NET ASSETS:
Fund Shares of Class A
   (unlimited authorization -- no par value)
   based on 2,380,283 outstanding shares of
   beneficial interest                                22,971
Undistributed net investment income                      100
Accumulated net realized loss on investments          (6,279)
Net unrealized appreciation on investments             2,207
                                                 -----------
Total Net Assets -- 100.0%                       $    18,999
                                                 ===========

Net asset value, offering and redemption
   price per share -- Class A                          $7.98
                                                 ===========

* Non-income producing security.
(A) Step Bonds -- The rate reflected on the Statement of Net Assets is the effective yield on March 31, 2002. The coupon on a step bond changes on a specified date.
(B) This security or a partial position of this security is on loan at 03/31/02 (see Note 9). The total value of securities on loan at 03/31/02 was $2,241,870.
Cl -- Class
FHLMC -- Federal Home Loan Mortgage Corporation
MTN -- Medium Term Note
Ser -- Series
The accompanying notes are an integral part of the financial statements.



--------------------------------------------------------------------------------
52         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2002

Core Fixed Income Fund
-------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
-------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 16.8%
   U.S. Treasury Bonds
       11.875%, 11/15/03            $    410     $       464
        9.875%, 11/15/15              65,080          89,317
        9.250%, 02/15/16             158,140         207,886
        6.125%, 08/15/29              55,775          56,805
        5.250%, 11/15/28              53,245          47,926
   U.S. Treasury Notes (E)
        3.875%, 04/15/29             132,015         140,266
        3.625%, 04/15/28              31,797          32,378
        3.375%, 04/15/32               2,293           2,276
   U.S. Treasury Notes
        5.625%, 05/15/08               2,240           2,295
        4.875%, 02/15/12               3,770           3,617
        4.750%, 11/15/08               3,960           3,858
   U.S. Treasury STRIPS
        6.309%, 11/15/21              33,805          10,025
        5.550%, 11/15/27               5,680           1,197
                                                 -----------
Total U.S. Treasury Obligations
   (Cost $590,621)                                   598,310
                                                 -----------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 12.2%
   FHLMC
        6.625%, 09/15/09             147,125         153,746
        5.875%, 03/21/11               1,970           1,913
        5.750%, 01/15/12              99,700          97,045
   FHLMC CMO, Ser 1081, Cl K
        7.000%, 05/15/21               2,355           2,405
   FHLMC CMO, Ser 1101, Cl M
        6.950%, 07/15/21               4,544           4,634
   FHLMC REMIC, Ser 1, Cl Z
        9.300%, 04/15/19                 953           1,000
   FHLMC REMIC, Ser 1005, Cl D
        6.500%, 10/15/05                 194             196
   FNMA
        6.250%, 02/01/11               6,600           6,583
        5.750%, 02/15/08                 700             708
        5.500%, 02/15/06               2,500           2,545
        5.375%, 11/15/11                 880             835
        5.000%, 01/15/07              52,135          51,401
   FNMA (F)
        5.450%, 08/14/02              11,800          11,711
        1.715%, 04/03/02              60,000          59,994
   FNMA CMO, Ser 1990-58, Cl J
        7.000%, 05/25/20               2,803           2,923
   FNMA CMO, Ser 1992-129, Cl L
        6.000%, 07/25/22               3,005           2,988
   FNMA CMO, Ser 2002-T1, Cl A2
        7.000%, 11/25/31               6,000           6,151
   FNMA CMO, Ser 2002-T4, Cl A2
        7.000%, 12/25/41               4,213           4,328


-------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
-------------------------------------------------------------
   FNMA CMO, Ser 45, Cl K
        7.000%, 09/25/21            $  1,348     $     1,392
   FNMA CMO, Ser 69, Cl Z
        6.000%, 01/25/22               2,051           2,098
   FNMA CMO, Ser 86, Cl Z
        6.500%, 07/25/21               1,251           1,271
   FNMA REMIC, Ser 1990-106, Cl J
        8.500%, 09/25/20                 253             273
   FNMA REMIC, Ser 1991-156, Cl A
        7.500%, 10/25/21               1,140           1,187
   FNMA REMIC, Ser 93, Cl G
        5.500%, 08/25/20               1,206           1,218
   FNMA, Ser 30, Cl Z
        7.000%, 06/25/22               2,084           2,152
   TVA
        7.140%, 05/23/12               6,320           6,754
        7.125%, 05/01/30               4,950           5,270
   TVA, Ser G
      5.375%, 11/13/08                 2,840           2,779
                                                 -----------
Total U.S. Government Agency Obligations
   (Cost $439,683)                                   435,500
                                                 -----------

U.S. GOVERNMENT MORTGAGE-BACKED
OBLIGATIONS -- 36.7%
   FHLMC
        9.000%, 12/01/05                  50              53
        8.000%, 01/01/25 to
          08/01/26 (C)                 2,188           2,318
        7.500%, 10/01/29 to 12/01/30   5,864           6,076
        7.000%, 06/01/15 to 02/01/32  14,699          15,013
        6.500%, 08/01/08 to 03/01/32 125,680         126,132
        6.000%, 12/01/12 to
          02/01/32 (C)                68,528          68,087
        5.500%, 02/01/13 to
          05/01/16 (C)                22,892          22,673
   FHLMC TBA
        7.000%, 04/01/17              21,600          22,356
        6.500%, 04/01/32             110,200         109,752
   FNMA
        9.000%, 07/01/07                  22              23
        8.500%, 09/01/13                  82              89
        8.000%, 02/01/13 to 11/01/30   4,408           4,665
        7.500%, 12/01/14 to 12/01/31  23,084          23,926
        7.000%, 09/01/07 to 03/01/32  15,079          15,553
        6.500%, 02/01/12 to 02/01/32 113,055         113,797
        6.000%, 02/01/13 to 10/01/31  40,609          40,346
        5.500%, 11/01/13 to 03/01/17  54,023          53,044
   FNMA TBA
        7.000%, 04/11/32 to 05/13/32  23,200          23,526
        6.500%, 04/16/17 to 04/11/32  75,600          75,247
        6.000%, 04/16/17 to 04/11/32  80,956          78,426
   GNMA
        9.500%, 01/15/19                 209             231
        8.500%, 11/15/20 to 12/15/21     204             221
        8.000%, 10/15/26 to 09/15/31  12,266          12,904


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2002         53

STATEMENT OF NET ASSETS (Unaudited)

March 31, 2002
-------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
        7.500%, 09/15/06 to 01/15/32 $79,631       $  82,983
        7.000%, 08/15/13 to 12/15/28  43,234          44,293
        6.500%, 07/15/14 to 01/15/32 127,215         127,376
        6.000%, 03/15/14 to 06/15/29  43,962          43,876
        5.500%, 04/15/14 to 02/15/17  11,136          10,977
   GNMA TBA
        6.500%, 04/18/32              95,100          94,803
        6.000%, 04/16/17 to 04/18/32  92,600          90,097
                                                 -----------
Total U.S. Government Mortgage-Backed Obligations
   (Cost $1,299,110)                               1,308,863
                                                 -----------

CORPORATE OBLIGATIONS -- 26.6%
AEROSPACE & DEFENSE -- 0.6%
   Boeing
        7.875%, 04/15/43               5,000           5,369
   British Aerospace Financial (B)
        7.500%, 07/01/27               6,500           6,208
   Lockheed Martin
        8.500%, 12/01/29               6,420           7,423
   Northrop-Grumman
        9.375%, 10/15/24               3,717           3,977
                                                 -----------
                                                      22,977
                                                 -----------
AIR TRANSPORTATION -- 1.3%
   America West Airlines, Ser 1999-1
        7.930%, 01/02/19              11,031          11,188
   American Airlines, Ser 94, Cl A4
        9.780%, 11/26/11               3,770           3,303
   Atlas Air, Ser 00-1
        8.707%, 01/02/19               4,311           4,308
   Continental Airlines, Ser 00-2
        8.312%, 04/02/11               2,865           2,597
   Continental Airlines, Ser 97, Cl I
        7.420%, 04/01/07               1,110           1,056
   Continental Airlines, Ser 974, Cl C
        6.800%, 07/02/07               7,387           6,986
   Continental Airlines, Ser 99-2
        7.730%, 03/15/11               2,761           2,361
   Federal Express, Ser 98-1, Cl B
        6.845%, 01/15/19               1,332           1,331
   Federal Express, Ser A3
        8.400%, 03/23/10                 600             631
   Northwest Airlines, Ser 99-1, Cl C
        8.130%, 02/01/14               2,259           1,922
   Northwest Airlines, Ser 993, Cl C
        9.152%, 04/01/10               1,757           1,572
   United Air Lines, Ser 00, Cl 2
        7.811%, 10/01/09                 982             818
   United Air Lines, Ser 96-A, Cl 1
        7.270%, 01/30/13               3,803           3,129
   United Airlines, Ser A-3
        8.390%, 01/21/11               1,584           1,283

-------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
   US Airways Pass-Thru Trust, Ser 98-1
        7.350%, 01/30/18            $  1,848     $     1,490
   US Airways, Cl B
        7.500%, 04/15/08               2,750           2,220
                                                 -----------
                                                      46,195
                                                 -----------
AUTOMOTIVE -- 1.0%
   Americredit Automobile
        2.059%, 10/12/06              16,540          16,597
   DaimlerChrysler
        8.000%, 06/15/10               1,700           1,777
        7.300%, 01/15/12               5,700           5,728
   Ford Motor
        9.215%, 09/15/21               1,000           1,090
        8.900%, 01/15/32               1,540           1,634
        7.700%, 05/15/97               2,660           2,374
        7.450%, 07/16/31               1,460           1,320
   General Motors
        6.850%, 10/15/08               1,075           1,052
   Visteon
        8.250%, 08/01/10               3,230           3,287
                                                 -----------
                                                      34,859
                                                 -----------
BANKS -- 3.5%
   Allfirst Financial
        7.200%, 07/01/07               8,175           8,338
   AmSouth Bancorp
        6.750%, 11/01/25               2,800           2,852
   Andina de Fomento
        8.875%, 06/01/05               5,700           6,199
   Banco Santander-Chile MBIA
        6.500%, 11/01/05               4,225           4,288
   Bank of America
       10.200%, 07/15/15               7,440           9,356
        7.500%, 09/15/06                 100             106
   Bank of Hawaii
        6.875%, 03/01/09               1,000             957
   Bank of Montreal-Chicago
        6.100%, 09/15/05               2,230           2,258
   Bank of Oklahoma
        7.125%, 08/15/07              11,500          11,500
   Bank One
        7.875%, 08/01/10              10,500          11,392
   Bankers Trust
        7.500%, 11/15/15               1,000           1,058
   Compass Bank
        6.450%, 05/01/09               4,400           4,241
   Dresdner Bank-New York
        7.250%, 09/15/15               2,700           2,805
   First National Bank of Omaha
        7.320%, 12/01/10               5,225           5,003

--------------------------------------------------------------------------------
54         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2002

------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
------------------------------------------------------------
   First Union Capital, Ser A
        7.935%, 01/15/27            $    950     $       952
   FNBC Pass Thru, Ser 1993, Cl A
        8.080%, 01/05/18               1,150           1,187
   HSBC Bank
        6.950%, 03/15/11               3,700           3,751
   JP Morgan Chase
        6.750%, 02/01/11               3,000           3,008
        6.625%, 03/15/12               4,490           4,446
   Key Bank
        7.125%, 08/15/06               1,000           1,039
   Keycorp
        7.500%, 06/15/06                 777             812
        6.750%, 03/15/06               6,100           6,222
   National Bank of Hungary
        8.875%, 11/01/13               1,550           1,833
   Royal Bank of Scotland Group PLC,
     Ser 2
        8.817%, 03/31/49               6,500           6,955
   Santander Financial Issuances
        7.750%, 05/15/05               3,810           4,091
        7.250%, 11/01/15               3,600           3,600
   Swiss Bank - New York
        7.000%, 10/15/15               1,700           1,730
   Union Planter Bank
        6.500%, 03/15/08                 500             489
   Union Planters
        7.750%, 03/01/11               4,000           4,251
   US Bank
        8.350%, 11/01/04               1,000           1,084
   Washington Mutual
        7.500%, 08/15/06               1,500           1,590
   Washington Mutual Bank
        6.875%, 06/15/11               2,100           2,119
   Westdeutsche Landesbank NY
        6.050%, 01/15/09               4,000           3,965
                                                 -----------
                                                     123,477
                                                 -----------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 0.9%
   Comcast
        8.875%, 04/01/07               7,765           8,221
   Comcast Cable Communications
        6.875%, 06/15/09                 700             693
        6.750%, 01/30/11               9,000           8,762
   Continental Cablevision
        9.500%, 08/01/13               9,195           9,724
        9.000%, 09/01/08               1,400           1,505
   TCI Communications
        7.125%, 02/15/28               1,780           1,609
   TCI Communications MTN (D)
        8.350%, 02/15/05               3,000           3,167
                                                 -----------
                                                      33,681
                                                 -----------

------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
------------------------------------------------------------
CHEMICALS -- 0.0%
   Dow Chemical
        7.375%, 11/01/29            $  1,420     $     1,441
                                                 -----------
COMPUTERS & SERVICES -- 0.4%
   Electronic Data Systems
        7.450%, 10/15/29               7,500           7,706
   International Business Machines
        7.125%, 12/01/96               1,000             980
        7.000%, 10/30/45               5,550           5,536
   Thomson
        6.200%, 01/05/12               1,000             961
                                                 -----------
                                                      15,183
                                                 -----------
DIVERSIFIED MANUFACTURING -- 0.6%
   Associates Manufactures Housing
     Pass Thru, Ser 1999-1, Cl A
        2.130%, 07/15/30               7,242           7,235
   Metro, Ser 1998-A, Cl A4
        6.981%, 01/20/26               3,000           3,123
   Norsk Hydro A/S
        9.000%, 04/15/12               1,725           2,031
   Toll Road Investment Part II (B) (F)
        6.640%, 02/15/06              10,300           8,158
                                                 -----------
                                                      20,547
                                                 -----------
DRUGS -- 0.2%
   Bristol-Myers Squibb
        5.750%, 10/01/11               6,230           5,997
                                                 -----------
ELECTRICAL SERVICES -- 2.8%
   Amerenenergy Generating, Ser C
        7.750%, 11/01/05               5,000           5,242
   Aquila
        7.000%, 07/15/04               3,250           3,299
   Arizona Public Services
        8.000%, 12/30/15               4,500           4,528
   CE Generation LLC
        7.416%, 12/15/18               4,713           4,160
   Conectiv, Ser A MTN
        6.730%, 06/01/06               8,050           8,231
   Dominion Fiber Ventures (B)
        7.050%, 03/15/05               3,500           3,321
   Edison Mission Energy
        9.875%, 04/15/11               5,150           5,124
        7.730%, 06/15/09                 500             447
   Exelon
        6.750%, 05/01/11               2,000           1,993
   Exelon Generation LLC (B)
        6.950%, 06/15/11                 500             498
   First Energy, Ser B
        6.450%, 11/15/11               3,230           2,969

--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2002         55

STATEMENT OF NET ASSETS (Unaudited)

March 31, 2002
-------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
   First Energy, Ser C
        7.375%, 11/15/31            $  4,030     $     3,681
   FPL Group Capital
        7.375%, 06/01/09               5,000           5,200
   Hydro-Quebec, Ser FU
       11.750%, 02/01/12               1,300           1,778
   Hydro-Quebec, Ser GW
        9.750%, 01/15/18               3,850           4,028
   Hydro-Quebec, Ser HQ
        9.500%, 11/15/30               1,930           2,533
   Hydro-Quebec, Ser HY
        8.400%, 01/15/22               2,470           2,862
   Hydro-Quebec, Ser JL
        6.300%, 05/11/11               3,060           3,077
   Jersey Central Power & Light
        6.375%, 05/01/03               2,441           2,494
   Korea Electric Power
        7.750%, 04/01/13               4,052           4,275
        6.750%, 08/01/27               1,075           1,114
   Midwest Generation, Ser A
        8.300%, 07/02/09               3,000           2,934
   Niagra Mowhawk Power, Ser H (D)
        8.500%, 07/01/10               2,000           1,913
   Nisource Finance
        7.625%, 11/15/05               2,200           2,200
   NRG Energy
        7.500%, 06/15/07               3,350           3,275
   NRG Energy (B)
        7.625%, 02/01/06               5,750           5,685
   PSEG Engergy Holdings
        8.500%, 06/15/11               3,575           3,419
   PSI Energy
        7.850%, 10/15/07               6,300           6,363
   System Energy Resources
        7.430%, 01/15/11               3,380           3,346
                                                 -----------
                                                      99,989
                                                 -----------
ENTERTAINMENT -- 0.1%
   Park Place Entertainment
        7.500%, 09/01/09               5,300           5,241
                                                 -----------
ENVIRONMENTAL SERVICES -- 0.4%
   Waste Management
        7.375%, 08/01/10               3,000           2,982
        7.125%, 12/15/17               9,980           9,356
        7.100%, 08/01/26               3,000           3,037
                                                 -----------
                                                      15,375
                                                 -----------
FINANCIAL SERVICES -- 5.8%
   Associates (A)
        2.030%, 05/17/02              14,000          13,999
   Bear Stearns
        7.800%, 08/15/07               2,800           2,982
        6.250%, 07/15/05                 960             985

-------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
   CIT Group, Ser B
        6.875%, 02/16/05            $ 10,655     $    10,797
   Countrywide Home Loan, Ser F MTN
        6.380%, 10/08/02               7,500           7,642
   Credit Suisse First Boston
        6.500%, 01/15/12               4,900           4,813
   CSFB, Ser 2001-FL2A, Cl A
        2.150%, 09/15/13              26,740          26,606
   Donaldson, Lufkin & Jenrette
        6.875%, 11/01/05               1,500           1,575
   Dryden Investor Trust (B)
        7.157%, 07/23/08               8,028           8,118
   Finova Group
        7.500%, 11/15/09                 330             115
   Ford Motor Credit
        7.875%, 06/15/10               4,500           4,520
        7.600%, 08/01/05               6,000           6,113
        7.375%, 10/28/09                 500             491
        7.375%, 02/01/11               2,680           2,610
        6.875%, 02/01/06               6,500           6,463
        6.500%, 01/25/07               3,700           3,589
   Ford Motor Credit MTN
        9.140%, 12/30/14               1,000           1,036
   Gemstone Investor Ltd (B)
        7.710%, 10/31/04               5,500           5,491
   General Electric Capital, Ser A MTN
        6.750%, 03/15/32               2,850           2,762
   General Motors Acceptance
        7.250%, 03/02/11               6,580           6,522
        6.750%, 01/15/06                 300             304
        6.125%, 09/15/06               1,520           1,505
   General Motors Acceptance (F)
        7.100%, 06/15/15              10,000           3,288
   Goldman Sachs Group
        6.875%, 01/15/11               8,200           8,239
        6.600%, 01/15/12               4,500           4,429
   Heller Financial, Cl I MTN
        7.125%, 09/28/04               1,200           1,270
   Household Finance
        8.000%, 05/09/05               5,000           5,263
        6.375%, 10/15/11               7,710           7,276
   Household Netherlands BV
        6.200%, 12/01/03               4,450           4,556
   John Deere Capital
        6.000%, 02/15/09               2,450           2,309
   JP Morgan Capital Trust II
        7.950%, 02/01/27                 700             708
   JP Morgan, Ser A MTN
        6.000%, 01/15/09               1,790           1,743
   Lehman Brothers Holdings
        8.800%, 03/01/15               1,550           1,755
        8.750%, 03/15/05               1,545           1,688
        8.500%, 05/01/07               1,000           1,104
        8.250%, 06/15/07               1,500           1,642


--------------------------------------------------------------------------------
56         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2002

------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
------------------------------------------------------------
   Lehman Brothers Holdings, Ser F MTN
        7.500%, 09/01/06            $  3,025     $     3,199
   Merrill Lynch
        7.430%, 09/01/22               1,401           1,382
        6.875%, 11/15/18               5,200           5,194
   PaineWebber Group
        6.500%, 11/01/05               2,775           2,896
   PaineWebber Group, Ser C MTN
        7.390%, 10/16/17               5,405           5,554
        7.115%, 01/27/04               2,000           2,105
   Principal Financial Group (B)
        8.200%, 08/15/09               9,345          10,116
   Secured Finance
        9.050%, 12/15/04               3,000           3,326
   Toyota Motor Credit
        5.500%, 12/15/08                 120             117
   Washington Mutual Capital
        8.375%, 06/01/27               1,275           1,277
   Washington Mutual Financial
        8.250%, 06/15/05               4,700           5,076
   Wharf Capital International
        8.875%, 11/01/04                 975           1,058
   Wharf International Finance
        7.625%, 03/13/07               1,300           1,363
                                                 -----------
                                                     206,971
                                                 -----------
FOOD, BEVERAGE & TOBACCO -- 1.7%
   Anheuser Busch
        6.000%, 11/01/41               1,000             888
   Diageo Capital PLC
        6.625%, 06/24/04               3,000           3,142
   Earthgrains
        8.500%, 08/01/05               4,300           4,725
   Kellogg, Ser B
        6.600%, 04/01/11               8,675           8,727
   Nabisco
        7.550%, 06/15/15               5,850           6,354
   Nabisco (A)
        6.375%, 02/01/05               5,000           5,112
   Pepsi Bottling Group, Ser B
        7.000%, 03/01/29               4,120           4,223
   Philip Morris
        7.750%, 01/15/27              10,110          10,262
   Philip Morris Capital
        7.500%, 07/16/09               1,750           1,823
   RJ Reynolds Tobacco Holdings, Ser B
        7.875%, 05/15/09               4,810           4,882
        7.750%, 05/15/06               7,230           7,509
   Sara Lee
      6.250%, 09/15/11                 3,265           3,232
                                                 -----------
                                                      60,879
                                                 -----------

------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
------------------------------------------------------------
FORESTRY -- 0.2%
   Weyerhaeuser (B)
        7.375%, 03/15/32            $  2,750     $     2,680
        6.750%, 03/15/12               3,440           3,380
                                                 -----------
                                                       6,060
                                                 -----------
GAS/NATURAL GAS -- 0.6%
   CMS Panhandle Holding Pipeline
        7.000%, 07/15/29               2,300           1,915
   Dynegy
        7.450%, 07/15/06               7,150           7,053
   El Paso MTN
        7.800%, 08/01/31               2,530           2,461
        7.750%, 01/15/32                 530             513
   Oneok
        7.750%, 08/15/06               1,000           1,059
        7.125%, 04/15/11               2,450           2,448
   Williams Cos
        7.875%, 09/01/21               1,625           1,535
        7.750%, 06/15/31               1,880           1,739
        6.250%, 02/01/06               1,130           1,095
   Williams Cos (B)
        8.750%, 03/15/32                 320             328
   Williams Cos, Ser A
        7.500%, 01/15/31               1,490           1,339
   Yosemite Security Trust I (B) (G)
        8.250%, 11/15/04               2,539             762
                                                 -----------
                                                      22,247
                                                 -----------
HOUSEHOLD PRODUCTS -- 0.1%
   Black & Decker (B)
        7.125%, 06/01/11               1,900           1,921
                                                 -----------
INSURANCE -- 1.3%
   Allstate
        7.500%, 06/15/13               1,000           1,061
        6.125%, 02/15/12               1,500           1,457
   Aon
        8.650%, 05/15/05               1,675           1,828
   Associated P&C Holdings
        6.750%, 07/15/03              10,205          10,473
   Health Care Services (B)
        7.750%, 06/15/11               5,000           4,978
   Jackson National
        5.250%, 03/15/07               2,850           2,793
   Lincoln National
        9.125%, 10/01/24               4,200           4,484
   Loew's
        7.625%, 06/01/23               2,550           2,490
        7.000%, 10/15/23                 850             770
   Nationwide Life (B)
        5.350%, 02/15/07               2,350           2,301


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2002         57

STATEMENT OF NET ASSETS (Unaudited)

March 31, 2002
-------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
   Protective Life (B)
        5.875%, 08/15/06            $  1,500     $     1,500
   Prudential Hldgs LLC (B)
        8.695%, 12/18/23               1,250           1,297
   USF&G
        7.125%, 06/01/05               1,000           1,049
   Zurich Capital Trust I (B)
        8.376%, 06/01/37               8,700           8,428
                                                 -----------
                                                      44,909
                                                 -----------
MULTI-MEDIA -- 0.3%
   News America
        7.300%, 04/30/28               3,920           3,536
        6.750%, 01/09/38               1,120           1,077
   News America Holdings
        8.150%, 10/17/36               5,500           5,342
   Time Warner Entertainment
        8.375%, 03/15/23               2,000           2,117
                                                 -----------
                                                      12,072
                                                 -----------
OFFICE/BUSINESS EQUIPMENT -- 0.2%
   Pittney Bowes Credit
        5.750%, 08/15/08               8,600           8,536
                                                 -----------
PAPER & PAPER PRODUCTS -- 0.5%
   Federal Paper Board
        8.875%, 07/01/12               1,700           1,798
   Georgia-Pacific
        9.875%, 11/01/21               4,975           4,689
        9.500%, 12/01/11               1,500           1,510
   International Paper
        8.125%, 07/08/05               2,000           2,130
   Pactiv
        8.000%, 04/15/07               3,000           3,156
        7.950%, 12/15/25                 825             834
   Westvaco
        8.400%, 06/01/07               4,300           4,671
                                                 -----------
                                                      18,788
                                                 -----------
PETROLEUM & FUEL PRODUCTS -- 0.7%
   Burlington Resources (B)
        6.500%, 12/01/11                 850             829
   Coastal
        6.950%, 06/01/28               6,750           5,839
   Conoco Funding
        6.350%, 10/15/11               6,120           6,073
   Tosco
        8.125%, 02/15/30               1,500           1,710
   Vastar Resources
        6.500%, 04/01/09               6,900           7,029
   YPF Sociedad Anonima, Ser A MTN
        7.750%, 08/27/07               5,000           3,975
                                                 -----------
                                                      25,455
                                                 -----------

-------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
RAILROADS -- 0.2%
   Consolidated Rail
        7.875%, 05/15/43            $    670     $       686
   CSX
        7.950%, 05/01/27                 600             646
   Union Pacific
        7.125%, 02/01/28               5,785           5,742
                                                 -----------
                                                       7,074
                                                 -----------
REAL ESTATE -- 0.2%
   Security Capital Group, Ser A MTN
        7.750%, 11/15/03               6,625           6,998
                                                 -----------
REAL ESTATE INVESTMENT TRUSTS -- 0.3%
   GE Capital Franchise MTN
        8.680%, 01/14/04               7,200           7,767
        6.860%, 06/15/07               1,850           1,945
                                                 -----------
                                                       9,712
                                                 -----------
REGIONAL AGENCIES -- 0.1%
   Quebec Province
        7.500%, 09/15/29                 969           1,053
   Quebec Province, Ser NN
        7.125%, 02/09/24               1,150           1,186
                                                 -----------
                                                       2,239
                                                 -----------
RETAIL -- 0.6%
   Dillards
        6.875%, 06/01/05               2,500           2,403
   Dollar General
        8.625%, 06/15/10               8,000           7,523
   Duty Free International
        7.000%, 01/15/04               6,825           3,412
   JC Penney
        9.750%, 06/15/21               2,550           2,378
        6.900%, 08/15/26               3,000           2,985
   Target
        5.875%, 03/01/12               2,500           2,422
                                                 -----------
                                                      21,123
                                                 -----------
SPECIAL PURPOSE ENTITY -- 0.2%
   Air 2 US (B)
        8.627%, 10/01/20               1,500           1,296
        8.027%, 10/01/19               2,779           2,685
   Enron Clearing Trust (B) (G)
        7.375%, 05/15/06               2,022             617
   Marlin Water Trust II (B) (G)
        6.310%, 07/15/03               3,000             540
   Osprey Trust/Osprey I (B) (G)
        8.310%, 01/15/03               6,275           1,192
        7.797%, 01/15/03               4,000             760
                                                 -----------
                                                       7,090
                                                 -----------


--------------------------------------------------------------------------------
58         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2002

-------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
STEEL & STEEL WORKS -- 0.1%
   Pohang Iron & Steel
        7.375%, 05/15/05            $    585     $       620
        7.125%, 07/15/04               1,250           1,309
                                                 -----------
                                                       1,929
                                                 -----------
TELEPHONES & TELECOMMUNICATIONS -- 1.7%
   AT&T Canada (D)
        7.940%, 06/15/08               6,200             992
   BellSouth
        6.000%, 10/15/11              14,145          13,785
   British Telecommunications PLC (D)
        8.625%, 12/15/30               4,585           5,243
        7.875%, 12/15/05               1,800           1,912
   Citizens Communications (B)
        7.625%, 08/15/08               1,000             986
   COX Communications
        7.875%, 08/15/09                 750             772
   Deutsche Telekom
        8.250%, 06/15/30               4,550           4,692
   France Telecom (B) (D)
        9.000%, 03/01/31               2,570           2,747
   France Telecom (D)
        8.250%, 03/01/11               2,400           2,444
   Frontier (G)*
        9.000%, 08/15/21               1,000              30
   Intermedia Communications, Ser B
        8.600%, 06/01/08               2,775           2,400
   Qwest
        8.875%, 06/01/31               2,000           1,777
   Qwest Capital Funding (H)
        7.250%, 02/15/11               7,800           6,337
   Sprint Capital
        7.625%, 01/30/11               4,205           3,989
   TCI Communications
        6.375%, 05/01/03               1,540           1,565
   WorldCom
        8.250%, 05/15/31              11,055           8,917
   WorldCom (A) (B)
        7.375%, 01/15/03               1,000             950
   WorldCom (B)
        7.375%, 01/15/06               2,100           1,835
                                                 -----------
                                                      61,373
                                                 -----------
Total Corporate Obligations
   (Cost $977,471)                                   950,338
                                                 -----------

MUNICIPAL BOND -- 0.0%
   Los Angeles County, California Taxable
     Pension Obligation, Ser D, RB, MBIA (F)
        7.725%, 06/30/10               3,850           2,271
                                                 -----------
Total Municipal Bond
   (Cost $2,061)                                       2,271
                                                 -----------

-------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
COMMERCIAL PAPER -- 0.3%
   AT&T (A)
        3.034%, 08/06/02            $ 10,000     $     9,999
                                                 -----------
Total Commercial Paper
   (Cost $10,000)                                      9,999
                                                 -----------

ASSET-BACKED SECURITIES -- 7.1%
CREDIT CARDS -- 0.0%
   Credit Card Merchant Voucher Receipt,
     Ser 1996-A, Cl A1
        6.250%, 12/01/03               1,708           1,708
                                                 -----------
MORTGAGE RELATED SECURITIES -- 7.1%
   Absc Long Beach, Ser 2000-LB1, Cl AV
        2.160%, 08/21/30              12,908          12,904
   Acracdia Auto, Ser 1999-C, Cl A2
        6.900%, 12/15/03                 716             720
   Advanta Mortgage Loan Trust,
     Ser 1993-4, Cl A1
        5.500%, 03/25/10                 835             838
   AFC Home Equity Loan Trust,
     Ser 1997-2, Cl 1A5
        6.970%, 06/25/27               1,083           1,125
   AFC Home Equity, Ser 1998-1, Cl 1A2
        2.120%, 04/25/28               1,119           1,119
   Asset Backed Funding Certificates,
     Ser 2001-AQ1, Cl A1
        5.369%, 07/20/18                 560             561
   Asset Securitization, Ser 1996-D2, Cl A1
        6.920%, 02/14/29               7,352           7,664
   Bear Stearns, Ser 2001-A, Class AI4
        6.820%, 02/15/31               2,900           2,956
   Chase Auto, Ser 2000-A, Cl A3
        6.210%, 12/15/04               6,380           6,507
   Chase Commercial Mortgage,
     Series 1997-2,  Cl A2
        6.600%, 11/19/07               3,035           3,124
   CityScape Home Equity Loan Trust,
     Ser 1997-C, Cl A4
        7.000%, 07/25/28               1,617           1,682
   Conseco Finance, Ser 2001-1
        6.990%, 07/01/32               4,000           3,885
   Conseco Finance, Ser 2001-1, Cl A5
        6.990%, 07/01/32               3,000           2,913
   Contimortgage Home Equity Loan,
     Ser 1997-1, Cl A9
        7.050%, 03/15/28               1,460           1,518
   Contimortgage Home Equity Loan,
     Ser 1997-2, Cl A9
        7.090%, 04/15/28               2,461           2,541
   Contimortgage Home Equity Loan,
     Ser 1997-5, Cl A5
        6.630%, 12/15/20               2,500           2,564


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2002         59

STATEMENT OF NET ASSETS (Unaudited)

March 31, 2002
-------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
   Contimortgage Home Equity Loan,
     Ser 1998-1, Cl A6
        6.580%, 12/15/18            $  1,015     $     1,042
   Daimler Chrysler, Ser 2000-B, Cl A-3
        7.530%, 05/10/04               8,480           8,658
   Delta Funding Home Equity Loan
     Trust, Ser 1998-4, Cl A4F
        6.190%, 02/15/31               2,921           2,982
   Delta Funding Home Equity Loan,
     Ser 1997-1, Cl A6
        7.210%, 04/25/29               1,939           2,011
   Delta Funding Home Equity Loan,
     Ser 1997-3, Cl A6F
        6.860%, 10/25/28               6,007           6,223
   Delta Funding Home Equity Loan,
     Ser 1997-4, Cl A5F
        6.670%, 01/25/28               4,310           4,443
   Eqcc Trust, Ser 2002-1, Cl 2A
        2.200%, 10/25/31              15,060          15,065
   Equivantage Home Equity Loan Trust,
     Ser 1997-2, Cl A3
        7.275%, 07/25/28               1,305           1,347
   Fannie Mae Grantor Trust,
     Ser 1999-T2, Cl A1
        7.500%, 01/19/39               1,737           1,776
   FFCA Secured Lending, Ser 1997-1,
     Cl IO (A) (F)
        1.010%, 02/18/22              18,327             553
   FFCA Secured Lending,
     Ser 1999-1A, Cl IO (A)
        1.770%, 03/18/16              22,393           1,294
   First Union-Lehman Brothers,
     1997-C2, Cl IO
        1.520%, 11/18/29               7,326             425
   Fleet Home Equity Trust,
     Ser 2001-1, Cl A
        1.950%, 05/20/31               1,203           1,199
   Ford Credit, Ser 1999-C, Cl D
        8.000%, 11/15/04               1,600           1,635
   Fund America Investors,
     Ser 1993-A, Cl A2
        7.360%, 06/25/23               1,908           2,026
   GE Capital Mortgage Services,
     Ser 1994-7, Cl A15
        5.000%, 02/25/09               1,170           1,109
   GE Capital Mortgage Services,
      Ser 1997-HE3, Cl A6
        6.720%, 10/25/27               5,868           6,061
   GMAC Commercial Mortgage Securities,
     Ser 1998-C1, Cl A2
        6.700%, 05/15/30               3,300           3,362
   GMAC Commercial Mortgage Securities,
     Ser 1998-C2, Cl X, IO
        0.600%, 05/15/35              23,936             755

-------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
   GMAC Commercial Mortgage Securities,
     Ser 1999-C2, Cl A2
        6.945%, 09/15/33            $    100     $       104
   Green Tree Financial, Ser 1, Cl A6
        6.330%, 11/01/29               2,113           2,154
   Green Tree Financial, Ser 1993-4, Cl A5
        7.050%, 01/15/19               1,275           1,284
   Green Tree Financial, Ser 1994-2, Cl A4
        7.900%, 05/15/19                 583             597
   Green Tree Financial, Ser 1998-6, Cl A6
        6.270%, 07/01/21               1,300           1,325
   Green Tree Home Equity Loan Trust,
     Ser 1997-B, Cl A6
        7.120%, 04/15/27                 388             398
   Green Tree Recreational Equipment ,
     Ser 1998-A, Cl A1H
        6.710%, 05/15/29               1,371           1,399
   Green Tree Recreational Equipment,
     Ser 1997-D, Cl A1HE
        6.900%, 03/15/29               1,401           1,462
   GS Mortgage Securities, Ser 1998-1, Cl A
        8.000%, 09/20/27                 819             866
   GS Mortgage Securities, Ser 1998-2, Cl A
        7.750%, 05/19/27                 748             776
   GS Mortgage Securities, Ser 1998-GLII,
     Cl A2
        6.562%, 04/13/31               4,100           4,139
   GS Mortgage Securities, Ser 1999-3, Cl A
        8.000%, 08/19/29               2,852           3,031
   IMC Home Equity Loan Trust,
     Ser 1997-5, Cl A10
        6.880%, 11/20/28               3,718           3,857
   IMC Home Equity Loan Trust,
     Ser 1997-7, Cl A8
        6.650%, 02/20/29               1,416           1,456
   IMC Home Equity Loan Trust,
     Ser 1998-3, Cl A8
        6.340%, 08/20/29               7,591           7,797
   IMPAC Commercial Holdings,
     Ser 1998-C1 A1A
        6.060%, 08/20/30               2,684           2,753
   Impac Secured Assets, Ser 2001-4,
     Cl AI1
        5.150%, 04/25/16               2,547           2,550
   Independent National Mortgage,
     Ser 1995-U, Cl A3
        7.130%, 01/25/26               2,117           2,149
   Indymac Home Equityabs,
     Ser 2001-B, Cl AF1
        4.866%, 12/25/19               2,123           2,132
   JP Morgan Commercial Mortgage,
     Ser 1997-C5, Cl X
        1.550%, 09/15/29               9,799             499


--------------------------------------------------------------------------------
60         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2002

-------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
   Mellon Residential Funding,
     Ser 2001-HEIL, Cl A1
        1.980%, 01/25/08            $  2,283     $     2,282
   Merrill Lynch Mortgage Investors,
     Ser 1996-C2, Cl A3
        6.960%, 11/21/28               7,940           8,159
   Money Store Home Equity Trust,
     Ser 1997-B, Cl A8
        6.900%, 07/15/38               2,202           2,278
   Money Store Home Equity Trust,
     Ser 1997-D, Cl AF7
        6.485%, 12/15/38               2,444           2,517
   Money Store SBA Loan Trust,
     Ser 1999-1, Cl A
        2.550%, 07/15/25               1,478           1,476
   Nomura Asset Securities,
     Ser 1996-MD5, Cl A1B
        7.120%, 04/13/36               5,100           5,367
   Novastar Home, Ser 1998-2, Cl A2
        1.995%, 08/25/28               2,886           2,885
   RASC, Ser 1998-KS2, Cl AI9
        6.415%, 07/25/29               2,224           2,270
   Resident Fund, Ser 2001-S22, Cl 2A1
        5.875%, 09/25/31               2,500           2,512
   Residential Accredit Loan,
     Ser 1997-QS8, Cl A10
        7.500%, 08/25/27               4,672           4,803
   Residential Asset Securities,
      Ser 1999 - KS1, Cl AI8
        6.320%, 04/25/30               1,200           1,228
   Residential Fund, Ser 1997-HI3, Cl A
        7.180%, 12/25/22                 672             690
   Residential Funding Mortgage Securities I,
     Ser S9, Cl 1A1
        6.500%, 04/25/13               2,365           2,402
   Residential Funding Mortgage Securities,
     Ser 1996-S14, Cl M1
        7.500%, 05/25/26               3,040           3,151
   Residential Funding Mortgage Securities,
     Ser 2000-HI1, Cl AI7
        8.290%, 02/25/25              13,038          13,807
   Residential Funding Mortgage Securities,
     Ser 2001-HI3, Cl AI1
        2.020%, 05/25/09              10,066          10,065
   Sasco Mortgage, Ser 2000-C2, Cl A (A)
        1.700%, 05/20/09                 279             277
   Saxon Asset Securities Trust, Ser 1998-4,
     Cl AF6
        6.400%, 01/25/30               4,300           4,412
   Saxon Asset Securities, Ser 1, Cl AF6
        6.350%, 02/25/29               8,543           8,701
   Tobacco Settlemennt, Ser 2001-A, Cl A
        6.360%, 05/15/25               3,950           3,629


-------------------------------------------------------------
                                 Face Amount    Market Value
Description          ($ Thousands)/Contracts   ($ Thousands)
-------------------------------------------------------------
   Ucfc Home Equity Loan,
     Ser 1997-D, Cl A8
        2.120%, 12/15/27            $  1,060     $     1,056
   US Clearing Master Trust, Ser 1A
        3.050%, 07/15/06               3,979           3,974
   World Omni Auto, Ser 2001-A, Cl A3
        5.300%, 02/20/05               7,860           8,023
                                                 -----------
                                                     251,279
                                                 -----------
Total Asset-Backed Securities
   (Cost $254,628)                                   252,987
                                                 -----------

OPTIONS -- 0.1%
   Euro December 2002 Future Call,
     Expires 12/16/02, Strike
     Price $95.000                     1,347           3,974
                                                 -----------

Total Options
   (Cost $4,166)                                       3,974
                                                 -----------

REPURCHASE AGREEMENTS -- 14.8%
   ABN Amro
     1.850%, dated 03/28/02, matures
     04/01/02, repurchase price $216,979,103
     (collateralized by FNMA obligations,
     total market
     value: $221,273,469)            216,934         216,934
   JP Morgan Chase
     1.850%, dated 03/28/02, matures
     04/01/02, repurchase price $67,226,730
     (collateralized by GNMA obligations,
     total market
     value: $68,557,563)              67,213          67,213
   Merrill Lynch
     1.850%, dated 03/28/02, matures
     04/01/02, repurchase price
     $243,049,950 (collateralized by
     U.S. Government Agency obligations,
     total market value:
     $247,860,848)                   243,000         243,000
                                                 -----------
Total Repurchase Agreements
   (Cost $527,147)                                   527,147
                                                 -----------
Total Investments -- 114.6%
   (Cost $4,104,887)                               4,089,389
                                                 -----------



--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2002         61

STATEMENT OF NET ASSETS (Unaudited)


Core Fixed Income Fund (Concluded)
March 31, 2002
-------------------------------------------------------------
                                                Market Value
Description                        Contracts   ($ Thousands)
-------------------------------------------------------------
WRITTEN OPTIONS -- (0.0)%
   Euro December 2002 Future Call, Expires
     12/16/02, Strike Price $96.750     (247)    $       (96)
   June 2002 Future Call, Expires
     05/25/02, Strike Price $100.000    (156)           (132)
   June 2002 Future Put, Expires
     05/25/02, Strike Price $98.000     (323)           (489)
   June 2002 Ten Year Note Future Call,
     Expires 05/25/02,
     Strike Price $107.000              (239)            (34)
   June 2002 Future Put, Expires
     05/25/02, Strike Price $100.000    (339)           (911)
                                                 -----------
   Total Written Options
     (Premium $(1,070)) (See Note 7)                  (1,662)
                                                 -----------
Payable for Investment Securities
   Purchased -- (18.1)%                             (644,119)
Other Assets and Liabilities, Net -- 3.5%            124,585
                                                 -----------


NET ASSETS:
Fund Shares of Class A
   (unlimited authorization -- no par value)
   based on 349,400,934 outstanding shares of
   beneficial interest                             3,598,402
Fund Shares of Class I
   (unlimited authorization -- no par value)
   based on 199,026 outstanding shares of
   beneficial interest                                 2,055
Undistributed net investment income                       32
Accumulated net realized loss on investments         (17,129)
Net unrealized appreciation on futures and options       331
Net unrealized depreciation on investments           (15,498)
                                                 -----------
Total Net Assets -- 100.0%                       $ 3,568,193
                                                 ===========

Net asset value, offering and redemption
   price per share -- Class A                         $10.20
                                                 ===========

Net asset value, offering and redemption
   price per share -- Class I                         $10.20
                                                 ===========


-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
(A) Variable rate security -- the rate reported on the Statement of Net Assets is the rate in effect as of March 31, 2002.
(B) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(C) Securities have been pledged as collateral on open futures contracts.
(D) Step Bonds -- The rate reflected on the Statement of Net Assets is the effective yield on March 31, 2002. The coupon on a step bond changes on a specified date.
(E) Treasury Inflation Index Notes
(F) Zero-coupon security. Rate shown is the effective yield at the date of purchase.
(G) In default on interest payments.
(H) This security or a partial position of this security is on loan at 03/31/02 (see Note 9). The total value of securities on loan at 03/31/02 was $3,232,677.
Cl -- Class
CMO -- Collateralized Mortgage Obligation
FFCA -- Federal Farm Credit Association
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA - Government National Mortgage Association
IO -- Interest Only Security
LLC -- Limited Liability Company
MBIA -- Municipal Bond Insurance Association
MTN -- Medium Term Note
PLC -- Public Limited Company
RB -- Revenue Bond
REMIC -- Real Estate Mortgage Investment Conduit
Ser -- Series
STRIPS -- Seperate Trading of Registered Interest and Principal of Securities TBA -- To Be Announced
TVA -- Tennessee Valley Authority
The accompanying notes are an integral part of the financial statements.





--------------------------------------------------------------------------------
62         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2002

High Yield Bond Fund
-------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
CORPORATE OBLIGATIONS -- 95.8%
AEROSPACE & DEFENSE -- 0.2%
   Alliant Techsystems
        8.500%, 05/15/11              $1,330       $   1,416
                                                 -----------
AIR TRANSPORTATION -- 0.4%
   Delta Airlines
        7.700%, 12/15/05               3,060           3,010
                                                 -----------
APPAREL/TEXTILES -- 1.3%
   Flooring America, Ser B (C) (F)
        9.250%, 10/15/07                 296              --
   HCI Direct (C)
       13.750%, 08/01/02                 900             306
   Interface, Ser B
        9.500%, 11/15/05                 500             493
   Phillips Van-Heusen
        9.500%, 05/01/08               1,400           1,400
   Tommy Hilfiger
        6.500%, 06/01/03               2,475           2,456
   William Carter, Ser B
       10.875%, 08/15/11               5,375           5,711
                                                 -----------
                                                      10,366
                                                 -----------
AUTOMOTIVE -- 3.7%
   Advance Stores (A)
       10.250%, 04/15/08               1,000           1,057
   Advance Stores, Ser B
       10.250%, 04/15/08               2,000           2,115
   Aetna Industries (C)
       11.875%, 10/01/06               1,000             150
   Arvinmeritor
        8.750%, 03/01/12               1,350           1,395
   Autonation
        9.000%, 08/01/08               4,250           4,462
   Collins & Aikman Products
       11.500%, 04/15/06               2,000           1,850
   Collins & Aikman Products (A)
       10.750%, 12/31/11               1,500           1,515
   Csk Auto (A)
       12.000%, 06/15/06               1,545           1,638
   Dana
        9.000%, 08/15/11                 250             247
   Dana (A)
       10.125%, 03/15/10                 350             364
   Diamond Triumph Auto
        9.250%, 04/01/08               2,000           1,880
   Dura Operating, Ser D
        9.000%, 05/01/09               2,655           2,642
   Lear, Ser B
        8.110%, 05/15/09               2,600           2,665
   Sonic Autumotive, Ser D
       11.000%, 08/01/08               1,750           1,855

-------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
   Stanadyne Automotive, Ser B
       10.250%, 12/15/07              $1,000       $     801
   United Auto (A)
        9.625%, 03/15/12               5,470           5,614
                                                 -----------
                                                      30,250
                                                 -----------
BANKS -- 0.1%
   Sovereign Banc
        8.625%, 03/15/04                 750             772
                                                 -----------
BEAUTY PRODUCTS -- 0.3%
   Chattem, Ser B
        8.875%, 04/01/08               1,400           1,400
   Playtex Products
        9.375%, 06/01/11               1,000           1,062
                                                 -----------
                                                       2,462
                                                 -----------
BROADCASTING, TELEVISION & RADIO -- 16.2%
   Adelphia Communications
       10.250%, 11/01/06                 345             321
       10.250%, 06/15/11               5,000           4,525
        7.875%, 05/01/09                 500             425
   Adelphia Communications, Ser B
        9.250%, 10/01/02                 500             495
        8.375%, 02/01/08               1,444           1,256
   Allbritton Communications, Ser B
        9.750%, 11/30/07               2,000           2,110
        8.875%, 02/01/08                 750             785
   Australis Media (B) (D)
       11.994%, 05/15/03                 400              --
   Century Communications
        8.875%, 01/15/07                 897             816
   Century Communications, Ser B (E)
        9.050%, 01/15/08               1,900             912
   Charter Communications Holdings
       11.125%, 01/15/11               2,000           2,005
       10.750%, 10/01/09               2,500           2,487
       10.250%, 01/15/10               1,750           1,706
   Charter Communications Holdings (B)
       12.380%, 01/15/11               1,750           1,094
         11.490%, 05/15/11               900             522
   Charter Communications Holdings LLC (B)
       12.544%, 04/01/11               2,200           1,518
   Charter Communications Holdings LLC
        9.625%, 11/15/09               1,000             950
        8.625%, 04/01/09               2,600           2,353
   Comcast
        8.250%, 02/15/08                 650             675
   Corus Entertainment (A)
        8.750%, 03/01/12               2,680           2,767
   CSC Holdings
        9.875%, 02/15/13               1,650           1,741


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2002         63

STATEMENT OF NET ASSETS (Unaudited)

March 31, 2002
-------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
   CSC Holdings, Ser B
        8.125%, 08/15/09              $1,250       $   1,248
        7.625%, 04/01/11               3,750           3,624
   Cumulus Media
       10.375%, 07/01/08               7,145           7,672
   Echostar DBS
        9.375%, 02/01/09               8,000           8,320
   Emmis Communications, Ser B
        8.125%, 03/15/09               2,575           2,626
   Entercom Radio
        7.625%, 03/01/14               1,525           1,525
   Entravision Comm (A)
        8.125%, 03/15/09               3,030           3,060
   Frontiervision LP
       11.000%, 10/15/06               2,000           1,960
   Gray Communications Systems (A)
        9.250%, 12/15/11               1,750           1,802
   Insight Communications (B)
       11.080%, 02/15/11               4,250           2,784
   Jones Intercable
        8.875%, 04/01/07                 350             371
   Lamar Media
        9.625%, 12/01/06               1,200           1,257
        8.625%, 09/15/07               1,000           1,045
   Lenfest Communications
       10.500%, 06/15/06                 700             794
   Lin Holdings (B)
        9.700%, 03/01/08               3,000           2,599
        7.140%, 03/01/08               1,210           1,077
   Lin Television
        8.375%, 03/01/08               4,150           4,129
   Lodgenet Entertainment
       10.250%, 12/15/06               2,225           2,281
   Mediacom Broadband LLC
       11.000%, 07/15/13                 500             552
   Mediacom LLC
        9.500%, 01/15/13               6,700           7,035
   Mediacom, Ser B LLC
        8.500%, 04/15/08               2,100           2,152
   Nextmedia Operating (A)
       10.750%, 07/01/11               4,500           4,826
   Panamsat (A)
        8.500%, 02/01/12               4,000           3,980
   Paxson Communications
       10.750%, 07/15/08               1,000           1,090
   Paxson Communications (A) (B)
       10.090%, 01/15/09               1,000             720
   Price Communications Wireless, Ser B
        9.125%, 12/15/06               1,600           1,664
   Radio One, Ser B
        8.875%, 07/01/11               3,100           3,255
   Rogers Cablesystems
       10.000%, 12/01/07                 450             473

-------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
   Salem Communications Holding, Ser B
        9.000%, 07/01/11              $5,200       $   5,395
   Salem Communications, Ser B
        9.500%, 10/01/07               2,180           2,284
   Sinclair Broadcast Group
        9.000%, 07/15/07               2,000           2,045
        8.750%, 12/15/07               1,300           1,326
   Sinclair Broadcast Group (A)
        8.750%, 12/15/11               3,865           3,971
        8.000%, 03/15/12               1,750           1,737
   Spanish Broadcasting
        9.625%, 11/01/09               2,105           2,200
   STC Broadcasting
       11.000%, 03/15/07               2,000           2,073
   Susquehanna Media
        8.500%, 05/15/09               1,350           1,391
   Young Broadcasting
       10.000%, 03/01/11               3,900           4,056
   Young Broadcasting, Ser B
        8.750%, 06/15/07               3,900           3,881
                                                 -----------
                                                     133,743
                                                 -----------
BUILDING & CONSTRUCTION -- 2.9%
   D.R. Horton
       10.500%, 04/01/05               1,000           1,072
        9.750%, 09/15/10               1,000           1,052
   K. Hovnanian (A)
        8.875%, 04/01/12               1,500           1,470
   KB Home
        9.500%, 02/15/11               3,000           3,105
        8.625%, 12/15/08               1,000           1,030
   Meritage
        9.750%, 06/01/11               1,800           1,886
   Nortek, Ser B
        9.875%, 06/15/11               3,000           3,098
   NVR
        8.000%, 06/01/05               1,000           1,020
   Schuler Homes
       10.500%, 07/15/11               2,700           2,889
   Standard Pacific
        9.500%, 09/15/10               1,045           1,088
        8.500%, 04/01/09               2,400           2,430
   Toll
        8.250%, 02/01/11               2,950           2,994
        8.125%, 02/01/09               1,000           1,004
                                                 -----------
                                                      24,138
                                                 -----------
CHEMICALS -- 2.7%
   Airgas
        9.125%, 10/01/11               2,500           2,650
   Avecia Group PLC
       11.000%, 07/01/09               2,050           2,132


--------------------------------------------------------------------------------
64         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2002

-------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
   Huntsman ICI Chemicals
       10.125%, 07/01/09              $1,750       $   1,610
   Huntsman International LLC (A)
        9.875%, 03/01/09               1,750           1,776
   ISP Chemco, Ser B
       10.250%, 07/01/11               1,900           2,009
   LLS (C) (F)
       11.625%, 08/01/09               1,000             100
   Lyondell Chemical
       10.875%, 05/01/09               1,850           1,813
   Lyondell Chemical, Ser A
        9.625%, 05/01/07               1,250           1,281
   OM Group (A)
        9.250%, 12/15/11               4,060           4,223
   Philipp Brothers Chemical
        9.875%, 06/01/08               1,200             696
   Scotts
        8.625%, 01/15/09               2,000           2,070
   Texas Petrochemical, Ser B
       11.125%, 07/01/06               2,400           1,968
                                                 -----------
                                                      22,328
                                                 -----------
COMMERCIAL SERVICES -- 2.1%
   Coinmach (A)
        9.000%, 02/01/10               4,400           4,532
   Iron Mountain
        9.125%, 07/15/07                 450             469
        8.625%, 04/01/13               3,915           4,111
        8.250%, 07/01/11                 870             887
        8.125%, 05/15/08               1,750           1,759
   Stewart
       10.750%, 07/01/08               1,375           1,512
   Travelcenters of America
       12.750%, 05/01/09               2,500           2,750
   URS, Ser B
       12.250%, 05/01/09               1,650           1,700
   Xerox
        5.500%, 11/15/03               1,000             935
                                                 -----------
                                                      18,655
                                                 -----------
COMPUTERS & SERVICES -- 0.1%
   Rhythms Netconnections (C)
       12.750%, 04/15/09               1,300             156
   Seagate Technology International (A) (H)
       13.500%, 11/15/07                 550             624
                                                 -----------
                                                         780
                                                 -----------
CONTAINERS & PACKAGING -- 1.0%
   Amtrol
       10.625%, 12/31/06                 400             322
   Graphic Package (A)
        8.625%, 02/15/12                 750             778
   Norampac
        9.500%, 02/01/08               1,875           1,992
   Owens-Brockway Glass (A)
        8.875%, 02/15/09               1,500           1,530

-------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
   Plastipak Holdings (A)
       10.750%, 09/01/11              $  500       $     545
   Silgan Holdings
        9.000%, 06/01/09               1,530           1,591
   Stone Container
        9.750%, 02/01/11               1,000           1,080
   Stone Container (A)
       11.500%, 08/15/06                 400             432
                                                 -----------
                                                       8,270
                                                 -----------
DIVERSIFIED OPERATIONS -- 0.5%
   Buhrmann US
       12.250%, 11/01/09               4,100           4,387
                                                 -----------
DRUGS -- 1.3%
   Aaipharma (A)
       11.000%, 04/01/10               3,510           3,487
   Biovail
        7.875%, 04/01/10               3,405           3,384
   ICN Pharmaceutical
        8.750%, 11/15/08               1,270           1,478
   NBTY, Ser B
        8.625%, 09/15/07               1,000             974
   Omnicare, Ser B
        8.125%, 03/15/11               1,000           1,052
                                                 -----------
                                                      10,375
                                                 -----------
ELECTRICAL SERVICES -- 2.2%
   Ampex (F)
       12.000%, 08/15/08               1,119             168
   Calpine
        8.500%, 02/15/11               2,300           1,834
   Calpine Canada Energy
        8.500%, 05/01/08               1,550           1,236
   Celestica International
       10.500%, 12/31/06               2,150           2,257
   Condor Systems, Ser B (C)
       11.875%, 05/01/09               1,700              17
   Flextronics International
        9.875%, 07/01/10               5,225           5,617
   Integrated Electrical Services, Ser B
        9.375%, 02/01/09                 750             690
   Juno Lighting
       11.875%, 07/01/09                 500             520
   Mirant Americas
        8.300%, 05/01/11               1,000             925
   PSEG Energy Holdings
        8.625%, 02/15/08               2,000           1,948
   Solectron
        9.625%, 02/15/09               3,100           2,945
                                                 -----------
                                                      18,157
                                                 -----------
ENTERTAINMENT -- 8.9%
   Alliance Atlantis Communications
      13.000%, 12/15/09                2,000           2,250


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2002         65

STATEMENT OF NET ASSETS (Unaudited)

March 31, 2002
-------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
   Alliance Gaming, Ser B
       10.000%, 08/01/07              $1,917       $   2,010
   Anchor Gaming
        9.875%, 10/15/08               1,850           2,063
   Argosy Gaming
       10.750%, 06/01/09               3,845           4,239
        9.000%, 09/01/11               4,000           4,220
   Bally Total Fitness Holding, Ser D
        9.875%, 10/15/07               2,520           2,526
   Boyd Gaming (A)
        8.750%, 04/15/12               3,350           3,350
   Hasbro
        8.500%, 03/15/06                 740             762
        7.950%, 03/15/03               1,330           1,350
   Horseshoe Gaming Holdings, Ser B
        8.625%, 05/15/09               3,000           3,120
   Intrawest
       10.500%, 02/01/10               2,500           2,625
        9.750%, 08/15/08               1,250           1,275
   Isle of Capri Casinos
        8.750%, 04/15/09               2,335           2,335
   Isle of Capri Casinos (A)
        9.000%, 03/15/12               4,300           4,305
   Jacobs Entertainment (A)
       11.875%, 02/01/09               2,750           2,716
   Mohegan Tribal Gaming
        8.750%, 01/01/09               1,000           1,022
   Mohegan Tribal Gaming (A)
        8.000%, 04/01/12               1,000             998
   Penn National Gaming
        8.875%, 03/15/10               2,500           2,488
   Penn National Gaming, Ser B
       11.125%, 03/01/08               6,045           6,498
   Pinnacle Entertainment, Ser B
        9.500%, 08/01/07               1,425           1,368
        9.250%, 02/15/07               3,275           3,128
   Royal Caribbean Cruises
        8.750%, 02/02/11               3,310           3,194
        7.000%, 10/15/07                 500             445
   Six Flags
        9.750%, 06/15/07               2,590           2,716
        9.500%, 02/01/09               1,000           1,040
        9.250%, 04/01/06               2,000           2,093
   Six Flags (A)
        8.875%, 02/01/10               2,000           2,025
   Sun International Hotels
        9.000%, 03/15/07               1,800           1,836
   Town Sports International, Ser B
        9.750%, 10/15/04               3,500           3,588
   Wheeling Island Gaming (A)
       10.125%, 12/15/09               1,600           1,656
                                                 -----------
                                                      73,241
                                                 -----------

-------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
ENVIRONMENTAL SERVICES -- 1.7%
   Allied Waste North America (A)
        8.500%, 12/01/08              $1,000       $   1,010
   Allied Waste North America, Ser B
       10.000%, 08/01/09               8,975           9,087
        8.875%, 04/01/08                 925             946
        7.875%, 01/01/09               3,000           2,888
   Waste Systems International (A) (C) (F)
        7.000%, 05/13/05                 800              --
   Waste Systems International, Ser B (C) (F)
       11.500%, 01/15/06                 550             220
                                                 -----------
                                                      14,151
                                                 -----------
FINANCIAL SERVICES -- 2.9%
   Acme Intermed Holdings (B)
       15.191%, 09/30/05               1,500           1,290
   American Achievement (A)
       11.625%, 01/01/07               2,500           2,616
   Americredit
        9.875%, 04/15/06               1,050           1,060
   Armkel Finance LLC
        9.500%, 08/15/09               6,300           6,710
   Labrache
       12.000%, 03/02/07               1,775           2,032
   Metris
       10.125%, 07/15/06               1,700           1,641
   Sovereign Bancorp
       10.500%, 11/15/06               1,500           1,646
   Williams Scotsman
        9.875%, 06/01/07               2,150           2,150
   Yell Finance
       10.750%, 08/01/11               2,000           2,180
   Yell Finance (B)
       10.400%, 08/01/11               3,600           2,412
                                                 -----------
                                                      23,737
                                                 -----------
FOOD, BEVERAGE & TOBACCO -- 4.5%
   Aurora Foods, Ser B
        9.875%, 02/15/07               1,050           1,045
        8.750%, 07/01/08                 850             810
   Aurora Foods, Ser D
        9.875%, 02/15/07               1,000             995
   B&G Foods
        9.625%, 08/01/07               2,600           2,652
   Carrols
        9.500%, 12/01/08               1,000             990
   Constellation Brands, Ser B
        8.125%, 01/15/12               1,600           1,632
   Cott Beverages (A)
        8.000%, 12/15/11               1,000           1,012
   Del Monte, Ser B
        9.250%, 05/15/11               1,000           1,047


--------------------------------------------------------------------------------
66         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2002

-------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
   Fleming
       10.125%, 04/01/08              $3,950       $   4,128
   Fleming (A)
       10.625%, 07/31/07                 500             509
   Fleming, Ser B
       10.625%, 07/31/07               2,435           2,481
       10.500%, 12/01/04               3,170           3,241
   Mrs. Fields Holdings (B)
       38.790%, 12/01/05                 800             372
   Nash Finch , Ser B
        8.500%, 05/01/08               3,250           3,209
   National Wine & Spirits
       10.125%, 01/15/09               1,700           1,760
   Pilgrim's Pride
        9.625%, 09/15/11               1,500           1,575
   Premier International Foods PLC
       12.000%, 09/01/09               1,800           1,989
   Stater Brother Holdings
       10.750%, 08/15/06               1,700           1,794
   Vlasic Foods International, Ser B
       10.250%, 07/01/09               1,250             275
   Winn-Dixie Stores
        8.875%, 04/01/08               5,500           5,555
                                                 -----------
                                                      37,071
                                                 -----------
GAS/NATURAL GAS -- 0.3%
   Western Gas Resources
       10.000%, 06/15/09               2,100           2,226
                                                 -----------
HOTELS & LODGING -- 5.4%
   Ameristar Casinos
       10.750%, 02/15/09               4,100           4,500
   Aztar
        9.000%, 08/15/11               7,305           7,597
        8.875%, 05/15/07               2,500           2,575
   Boyd Gaming
        9.500%, 07/15/07                 350             364
   Circus & Eldor/Silver Legacy (A)
       10.125%, 03/01/12               2,250           2,312
   Coast Hotels & Casinos
        9.500%, 04/01/09                 150             159
   Extended Stay America
        9.875%, 06/15/11               4,600           4,807
   Harrahs Operating
        7.875%, 12/15/05               1,000           1,033
   Herbst Gaming, Ser B
       10.750%, 09/01/08               4,350           4,540
   HMH Properties, Ser B
        7.875%, 08/01/08               1,750           1,724
   Hollywood Casino
       11.250%, 05/01/07               3,185           3,519
   Mandalay Resort Group
        9.250%, 12/01/05               1,600           1,652

-------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
   Park Place Entertainment
        9.375%, 02/15/07              $  850       $     901
   Prime Hospitality, Ser B
        9.750%, 04/01/07                 450             469
   Station Casinos
        9.875%, 07/01/10               1,700           1,823
        9.750%, 04/15/07                 851             885
   Sun International Hotels
        8.875%, 08/15/11               3,725           3,762
   Vail Resorts (A)
        8.750%, 05/15/09               1,500           1,526
                                                 -----------
                                                      44,148
                                                 -----------
HOUSEHOLD PRODUCTS, FURNITURE & FIXTURES -- 1.3%
   Collins & Aikman Floorcovering (A)
        9.750%, 02/15/10               1,350           1,412
   Interface (A)
       10.375%, 02/01/10               1,315           1,382
   Salton
       12.250%, 04/15/08               2,610           2,708
       10.750%, 12/15/05                 500             496
   Sealy Mattress, Ser B (B)
        9.240%, 12/15/07                 500             489
   Simmons, Ser B
       10.250%, 03/15/09               3,805           4,029
                                                 -----------
                                                      10,516
                                                 -----------
INSURANCE -- 0.2%
   Willis Corroon
        9.000%, 02/01/09               1,350           1,431
                                                 -----------
LEASING & RENTING -- 2.2%
   Avis Rent A Car
       11.000%, 05/01/09               3,100           3,379
   Rent-a-Center (A)
       11.000%, 08/15/08               3,000           3,180
   United Rentals, Ser B
        9.500%, 06/01/08               1,750           1,802
        9.250%, 01/15/09               3,500           3,587
        9.000%, 04/01/09               1,000           1,013
   Universal Compression (B)
        8.740%, 02/15/08               2,900           2,784
   Williams Scotsman (A)
        9.875%, 06/01/07               2,300           2,300
                                                 -----------
                                                      18,045
                                                 -----------
MACHINERY -- 1.5%
   Dresser (A)
        9.375%, 04/15/11               1,500           1,545
   Eagle Geophysical, Ser B (G)
       10.750%, 07/15/08               1,000              50


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2002         67

STATEMENT OF NET ASSETS (Unaudited)

March 31, 2002
-------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
   Fisher Scientific International
        9.000%, 02/01/08              $2,980       $   3,069
        7.125%, 12/15/05                 500             495
   GSI Group
       10.250%, 11/01/07               1,250             875
   Joy Global (A)
        8.750%, 03/15/12               1,000           1,033
   Numatics, Ser B
        9.625%, 04/01/08                 800             412
   Resolution Performance
       13.500%, 11/15/10               3,000           3,360
   Wabtec
        9.375%, 06/15/05               1,200           1,206
                                                 -----------
                                                      12,045
                                                 -----------
MARINE TRANSPORTATION -- 0.4%
   First Wave Marine (C)
       11.000%, 02/01/08               1,000              15
   Gulfmark Offshore
        8.750%, 06/01/08               1,000             970
   Hornbeck-Leevac
       10.625%, 08/01/08               2,000           2,065
                                                 -----------
                                                       3,050
                                                 -----------
MEDICAL PRODUCTS & SERVICES -- 7.1%
   Advance PCS
        8.500%, 04/01/08               1,545           1,607
   Alliance Imaging
       10.375%, 04/15/11               4,000           4,260
   Amerisource Bergen
        8.125%, 09/01/08               4,000           4,180
   Beverly Enterprises
        9.000%, 02/15/06               2,015           2,045
   Bio-Rad Labs
       11.625%, 02/15/07               2,500           2,794
   Concentra Operating
       13.000%, 08/15/09               2,900           3,277
   Hanger Orthopedic Group
       11.250%, 06/15/09               1,500           1,492
   Hanger Orthopedic Group (A)
       10.375%, 02/15/09               1,400           1,470
   Healthsouth
       10.750%, 10/01/08               3,250           3,575
   Icon Health and Fitness (A)
       11.250%, 04/01/12               1,250           1,232
   Insight Health Services (A)
        9.875%, 11/01/11               3,025           3,089
   Kinectic Concepts, Ser B
        9.625%, 11/01/07               1,850           1,908
   Leiner Health Products (C)
        9.625%, 07/10/07                 500              84

-------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
   Lifepoint Hospitals Holdings, Ser B
       10.750%, 05/15/09              $2,500       $   2,844
   Magellan Health Services
        9.000%, 02/15/08               3,975           3,081
   Magellan Health Services (A)
        9.375%, 11/15/07               1,850           1,799
   Mckesson
        7.750%, 02/01/12                 425             428
   Rotech Healthcare (A)
        9.500%, 04/01/12               3,560           3,676
   Select Medical
        9.500%, 06/15/09               3,815           3,929
   Triad Hospitals Holdings, Ser B
       11.000%, 05/15/09               4,100           4,582
   Vicar Operating Incorporated (A)
        9.875%, 12/01/09               6,810           7,151
                                                 -----------
                                                      58,503
                                                 -----------
METALS & METAL FABRICATE/HARDWARE -- 1.0%
   AEI Resources (A) (C)
       11.500%, 12/15/06                 500              78
   Foamex Capital (A)
      10.750%, 04/01/09                4,275           4,382
   Kaiser Aluminum & Chemical (C)
        9.875%, 02/15/49               2,995           2,201
   Renco Metals (C)
       11.500%, 07/01/03                 500              50
   Wolverine Tube (A)
       10.500%, 04/01/09               1,250           1,253
                                                 -----------
                                                       7,964
                                                 -----------
MISCELLANEOUS MANUFACTURING -- 0.4%
   Diamond Brands Operating (C)
       10.125%, 04/15/08               1,050              53
   Doskocil Manufacturing (C)
       10.125%, 09/15/07                 500              60
   Omega Cabinets
       10.500%, 06/15/07                 500             535
   Tyco International
        6.750%, 02/15/11               3,500           3,119
                                                 -----------
                                                       3,767
                                                 -----------
PETROLEUM & FUEL PRODUCTS -- 4.8%
   Baytex Energy
       10.500%, 02/15/11               3,000           3,082
   Belden & Blake, Ser B
        9.875%, 06/15/07               1,505           1,317
   Canadian Forest Oil
        8.750%, 09/15/07               2,000           2,070
   Chesepeake Energy
        8.125%, 04/01/11               3,000           3,007


--------------------------------------------------------------------------------
68         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2002

-------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
   Clark R&M
        8.875%, 11/15/07              $1,285       $   1,169
   Clark Refining & Marketing
        8.375%, 11/15/07                 500             468
   Denbury Management
        9.000%, 03/01/08               4,800           4,704
   Forest Oil Corp (A)
        8.000%, 12/15/11               1,000           1,020
   Grey Wolf
        8.875%, 07/01/07                 500             510
   Key Energy Services
        8.375%, 03/01/08                 900             918
   Key Energy Services, Ser B
       14.000%, 01/15/09                 785             911
   Luscar Coal (A)
        9.750%, 10/15/11               4,000           4,265
   Magnum Hunter (A)
        9.600%, 03/15/12               1,250           1,309
   Pennzoil-Quaker State (A)
       10.000%, 11/01/08               2,650           3,101
   Pride International
        9.375%, 05/01/07               1,000           1,041
   Sesi LLC
        8.875%, 05/15/11               2,000           2,000
   Stone Energy
        8.250%, 12/15/11               4,450           4,550
   Swift Energy
       10.250%, 08/01/09                 600             621
   Vintage Petroleum
        9.750%, 06/30/09                 500             502
   Westport Resources
        8.250%, 11/01/11               3,000           3,083
                                                 -----------
                                                      39,648
                                                 -----------
PRINTING & PUBLISHING -- 2.6%
   American Media Operation
       10.250%, 05/01/09               4,400           4,554
   American Media Operation (A)
       10.250%, 05/01/09                 850             880
   Canwest Media
       10.625%, 05/15/11               5,200           5,720
   Hollinger International Publishing
        9.250%, 03/15/07               1,500           1,547
   Mail-Well (A)
        9.625%, 03/15/12               2,000           2,060
   Printpack, Ser B
       10.625%, 08/15/06                 800             840
   Quebecor Media
       11.125%, 07/15/11               4,250           4,611
   Regional Independent Media Group
       10.500%, 07/01/08               1,000           1,130
                                                 -----------
                                                      21,342
                                                 -----------

-------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
REAL ESTATE -- 0.7%
   CB Richard Ellis Service
       11.250%, 06/15/11              $3,500       $   3,290
   LNR Property
       10.500%, 01/15/09               2,500           2,600
                                                 -----------
                                                       5,890
                                                 -----------
REAL ESTATE INVESTMENT TRUSTS -- 1.0%
   Host Marriott LP, Ser E
        8.375%, 02/15/06               3,000           3,022
   Meristar Hospitality
        9.000%, 01/15/08               2,000           2,030
   Mersitar Hospitality (A)
       10.500%, 06/15/09               1,550           1,658
   RFS Partnership LP (A)
        9.750%, 03/01/12               1,750           1,803
                                                 -----------
                                                       8,513
                                                 -----------
RETAIL -- 5.6%
   Amerigas Partner
        8.875%, 05/20/11               2,300           2,369
   Cole National Group
        9.875%, 12/31/06               1,125           1,136
        8.625%, 08/15/07                 175             166
   Duane Reade
        9.250%, 02/15/08               4,200           4,242
   Gap (A) (B)
        8.800%, 12/15/08               2,650           2,640
   Great Atlantic & Pacific Tea
        9.125%, 12/15/11               3,800           3,990
   Hollywood Entertainment, Ser B
       10.625%, 08/15/04               2,250           2,301
   Ingles Markets (A)
        8.875%, 12/01/11               1,250           1,256
   Jack In the Box
        8.375%, 04/15/08               2,250           2,301
   JC Penney
        7.600%, 04/01/07               2,285           2,228
   Michaels Stores
        9.250%, 07/01/09               4,000           4,265
   National Restaurant (C)
       13.000%, 05/15/08                 343              86
       10.750%, 11/15/07                 323              81
   Nebraska Book
        8.750%, 02/15/08               2,350           2,279
   Office Depot
       10.000%, 07/15/08               1,550           1,720
   Petco Animal Supplies (A)
       10.750%, 11/01/11               6,325           6,926
   R.H. Donnelly
        9.125%, 06/01/08                 800             826


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2002         69

STATEMENT OF NET ASSETS (Unaudited)

March 31, 2002
-------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
   Rite Aid
        7.125%, 01/15/07              $3,500       $   2,520
   Saks
        9.875%, 10/01/11                 225             232
   Tricon Global Restaurant
        8.875%, 04/15/11               2,400           2,532
   Tuesday Morning, Ser B
       11.000%, 12/15/07               2,250           2,363
                                                 -----------
                                                      46,459
                                                 -----------
RUBBER & PLASTIC -- 0.3%
   Applied Extrusion Technologies, Ser B (F)
       10.750%, 07/01/11               2,500           2,650
                                                 -----------
SEMI-CONDUCTORS/INSTRUMENTS -- 1.2%
   Amkor Technologies
       10.500%, 05/01/09               2,315           2,286
        9.250%, 05/01/06                 600             595
   Amkor Technology
        9.250%, 02/15/08               2,750           2,723
   Fairchild Semiconductor
       10.500%, 02/01/09               2,410           2,657
       10.125%, 03/15/07               1,275           1,326
                                                 -----------
                                                       9,587
                                                 -----------
SPECIAL PURPOSE ACQUISITION -- 0.9%
   Advance Holding, Ser B (B)
        9.340%, 04/15/09               3,650           3,486
   DTI Holdings, Ser B (B)
      193.200%, 03/01/08                 750              11
   Peabody Energy, Ser B
        9.625%, 05/15/08               3,512           3,740
        8.875%, 05/15/08                 184             196
                                                 -----------
                                                       7,433
                                                 -----------
SPECIAL PURPOSE ENTITY -- 0.4%
   Airplanes Pass Through Trust, Ser D (F)
       10.875%, 03/15/19                 988             178
   Golden State Holdings
        7.125%, 08/01/05               1,990           1,970
   Von Hoffman (A)
       10.250%, 03/15/09               1,500           1,524
                                                 -----------
                                                       3,672
                                                 -----------
TELEPHONES & TELECOMMUNICATIONS -- 5.2%
   Carrier One International, Ser B (C)
       13.250%, 02/15/09               1,000              40
   Crown Castle International
       10.750%, 08/01/11               3,425           3,082
   E.spire Communications (C)
       13.750%, 07/15/07                 500              50
       13.000%, 11/01/05               1,800             180
       12.750%, 04/01/06                 500              50

-------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
   Echostar Broadband
       10.375%, 10/01/07              $3,500       $   3,754
   Echostar DBS (A)
        9.125%, 01/15/09               2,700           2,781
   GCI
        9.750%, 08/01/07               1,400           1,358
   Insight Midwest
       10.500%, 11/01/10               2,100           2,278
        9.750%, 10/01/09               2,685           2,806
   L-3 Communications, Ser B
        8.000%, 08/01/08                 750             765
   Nextel Communications
       12.000%, 11/01/08               2,085           1,585
        9.500%, 02/01/11               6,150           3,967
        9.375%, 11/15/09               3,500           2,328
   Nextel Communications (B)
       18.744%, 10/31/07               1,000             645
   Pac-West Telecommunications
       13.500%, 02/01/09               1,900             722
   Pagemart Nationwide (C)
       15.000%, 02/01/05                 750               4
   Powertel
       11.125%, 06/01/07                 500             535
   Price Communication Wireless
       11.750%, 07/15/07                 250             267
   Rural Cellular (A)
        9.750%, 01/15/10               1,200             990
   Spectrasite Holdings, Ser B
       10.750%, 03/15/10               1,300             617
   Sprint Capital (A)
        8.375%, 03/15/12               1,000             985
   Telecorp PCS
       10.625%, 07/15/10               2,550           2,862
   Time Warner LLC
        9.750%, 07/15/08               2,050           1,415
   Tritel PCS
        9.375%, 02/01/11               3,410           3,248
   Triton PCS (B)
       11.240%, 05/01/08               2,000           1,745
   Tsi Telecommunication (A)
       12.750%, 02/01/09               1,000             960
   US Unwired, Ser B (B)
       14.480%, 11/01/09                 900             594
   Voicestream Wireless
       10.375%, 11/15/09                 837             904
   Voicestream Wireless (B)
        6.917%, 11/15/09               1,138             950
                                                 -----------
                                                      42,467
                                                 -----------
TRANSPORTATION SERVICES -- 0.2%
   Oshkosh Truck
        8.750%, 03/01/08               2,000           2,068
                                                 -----------

--------------------------------------------------------------------------------
70         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2002

-------------------------------------------------------------
                          Shares/Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
WHOLESALE -- 0.1%
   Owens & Minor
        8.500%, 07/15/11              $  500       $     523
                                                 -----------
Total Corporate Obligations
   (Cost $792,414)                                   789,256
                                                 -----------

COMMON STOCK -- 0.0%
   Aurora Foods (D)*                  33,650             141
   Crown Packaging (F)*              100,848               1
   Metretek Technologies*             60,000              35
   OpTel*                                300              --
   Phase Metrics, Cl A (F) (G)*       36,136              16
   Safelite Glass, Cl B (D) (F) (G)*   5,161              --
   Safelite Realty (D) (F) (G)*          348              --
   Safety Components International*   26,759             147
                                                 -----------
Total Common Stock
   (Cost $1,795)                                         340
                                                 -----------

PREFERRED/CONVERTIBLE STOCK -- 0.2%
   Adelphia Business Solution PIK*         1              --
   Adelphia Business Solution,
     Ser B PIK*                           14              --
   Adelphia Communications,
     Ser B PIK                     1,254,249           1,204
   AmeriKing PIK (F)*              3,788,400              --
   Diva Systems, Ser C*               41,615               1
   E.Spire Communications PIK (C)*       617              --
   Earthwatch PIK*                         1              --
   Earthwatch, Ser C PIK*                118              --
   Great Lakes Carbon, Ser B
     PIK (F)*                        529,000             317
   InterAct Electriconic Marketing,
     Convertible 14.00 (F)*              700              --
   InterAct Operating PIK*           490,892              --
   Metretek Technologies*                300             120
   Pegasus Satellite PIK*                 13               1
   Pegasus Satellite, Ser A1 PIK (A)*      1              --
   Pegasus Satellite, Ser B PIK*       4,570             252
   Peninsula Gaming*                   7,042              42
   Primedia, Ser D*                    4,000             204
                                                 -----------
Total Preferred/Convertible Stock
   (Cost $4,725)                                       2,141
                                                 -----------

WARRANTS -- 0.1%
   Ampex, Expires 03/15/03*           34,000              --
   E.Spire Communications,
     Expires 11/01/05 (A) (G)*           500              --
   HF Holdings, Expires 07/15/02*      3,156               3
   Horizon PCS,
     Expires 10/01/10 (D) (F)*         4,100             123

-------------------------------------------------------------
                          Shares/Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
   InterAct Electronic Marketing,
     Expires 08/01/03 (F)*               700       $      --
   InterAct Electronic Marketing,
     Expires 12/15/09 (F)*               700              --
   International Utility Structures,
     Expires 02/01/03*                   500              --
   IPCS, Expires 07/15/10 (D)(F)*      2,750              28
   Iwo Holdings, Expires
     01/15/11 (D)(F)*                  1,850              46
   Jostens, Expires 05/01/10*          1,500              23
   Key Energy Services,
     Expires 01/15/09*                 1,150              99
   Leap Wireless International,
     Expires 04/15/10 (D)(F)*          5,000             200
   Metretek Technologies,
     Expires 09/10/03*                30,000               2
   Metricom, Expires 02/15/10*         1,000              --
   Motient, Expires 04/01/08 (A)*        900              --
   Next Generation Media,
     Expires 02/01/08*                 2,365              --
   Orbital Imaging, Expires 03/01/05 (A)*950              --
   Pegasus Communications,
     Expires 01/01/07 (I)*               250               1
   PLD Telekom, Expires 06/01/06*        830              --
   Republic Technology, Expires 07/15/09*550              --
   Safelite Glass, Cl A,
     Expires 09/29/06 (D) (F) (G)*    12,649              --
   Safelite Glass, Cl B,
     Expires 09/29/07 (D) (F) (G)*     8,433
   Travelcenters of America,
     Expires 05/01/09 (D)(F)*          7,500              75
   USN Communication,
     Expires 08/15/04*                11,540              --
   Windsor Woodmont Black Hawk
     Resort, Expires 03/15/10 (G)*     1,000              --
                                                 -----------
Total Warrants
   (Cost $1,104)                                         600
                                                 -----------

COMMERCIAL PAPER -- 0.2%
   General Electric
        5.530%, 04/01/02              $1,802           1,802
                                                 -----------
   Total Commercial Paper
     (Cost $1,802)                                     1,802
                                                 -----------

CASH EQUIVALENT -- 0.4%
   Evergreen Institutional Money
     Market Fund                     3,134,476         3,134
                                                 -----------
Total Cash Equivalent
   (Cost $3,134)                                       3,134
                                                 -----------



--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2002         71

STATEMENT OF NET ASSETS (Unaudited)


High Yield Bond Fund (Concluded)
March 31, 2002
-------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
REPURCHASE AGREEMENT -- 0.8%
   Morgan Stanley Dean Witter
     1.690%, dated 03/28/02, matures
     04/01/02, repurchase price $6,263,986
     (collateralized by FNMA obligations,
     total market
     value: $6,510,637)               $6,263     $     6,263
                                                 -----------
Total Repurchase Agreement
   (Cost $6,263)                                       6,263
                                                 -----------
Total Investments -- 97.5%
   (Cost $811,237)                                   803,536
                                                 -----------
Other Assets and Liabilities, Net -- 2.5%             20,544
                                                 -----------

NET ASSETS:
Fund Shares of Class A
   (unlimited authorization -- no par value)
   based on 100,614,844 outstanding shares of
   beneficial interest                             1,014,728
Distributions in excess of net investment income         (11)
Accumulated net realized loss on investments        (182,936)
Net unrealized depreciation on investments            (7,701)
                                                 -----------
Total Net Assets -- 100.0%                         $ 824,080
                                                 ===========

Net asset value, offering and redemption
   price per share -- Class A                          $8.19
                                                 ===========


-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
*   Non-income producing security.
(A) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(B) Step Bonds -- The rate reflected on the Statement of Net Assets is the effective yield on March 31, 2002. The coupon on a step bond changes on a specified date.
(C) In default on interest payments.
(D) Restricted Securities, Not Readily Marketable (See Note 2).
(E) Zero-coupon security. Rate shown is the effective yield at the date of purchase.
(F) Securities considered illiquid
(G) Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees.
(H) Variable Rate Security -- The rate reported on the Statement of Net Assets is the rate in effect as of March 31, 2002.
(I) Warrants are attached to senior debt obligation.
Cl -- Class
FNMA -- Federal National Mortgage Association
LLC -- Limited Liability Company
LP -- Limited Partnership
PCS -- Personal Communication System
PIK -- Payment-in-Kind
PLC -- Public Limited Company
Ser -- Series
Amounts designated "--" are zero or have been rounded to zero.
The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
72         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2002

                       This page left intentionally blank.

Statements of Operations ($ Thousands)


For the six month period ended March 31, 2002  (Unaudited)


------------------------------------------------------------------------------------------------------------------------------------
                                          Tax-Managed     Large Cap    Large Cap  Tax-Managed        Small        Small
                                            Large Cap         Value       Growth    Small Cap    Cap Value   Cap Growth     Mid-Cap
                                                 Fund         Fund          Fund         Fund         Fund         Fund        Fund
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividends                                $  11,485      $ 38,624      $ 9,341        $  557     $ 7,027       $  764      $  335
   Interest Income                              1,133         1,710        1,524           162         503          547          19
------------------------------------------------------------------------------------------------------------------------------------
   Total Investment Income                     12,618        40,334       10,865           719       7,530        1,311         354
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Management Fees                              3,088         6,995        6,779           270       1,573        1,661          91
   Investment Advisory Fees                     3,529         6,995        7,748           501       2,921        3,085         103
   Custodian/Wire Agent Fees                      108           242          179             8          53           41           1
   Professional Fees                               24            45           44             2           9           10          --
   Registration Fees                               35            64          129            11           5            6          --
   Printing Fees                                   58            89           86             5          20           20           1
   Trustee Fees                                     8            16           15             1           4            4          --
   Shareholder Servicing Fees                   2,205         5,000        4,847           192       1,123        1,187          65
   Other Expenses                                  21            31           24             5           9           10           3
------------------------------------------------------------------------------------------------------------------------------------
   Total Expenses                               9,076        19,477       19,851           995       5,717        6,024         264
------------------------------------------------------------------------------------------------------------------------------------
   Less: Waiver of:
     Investment Advisory Fees                    (945)       (2,046)      (1,381)         (101)       (200)        (156)         (1)
     Shareholder Servicing Fees                  (633)         (438)      (2,002)          (46)       (574)        (646)         (3)
------------------------------------------------------------------------------------------------------------------------------------
   Net Expenses                                 7,498        16,993       16,468           848       4,943        5,222         260
------------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                    5,120        23,341       (5,603)         (129)      2,587       (3,911)         94
------------------------------------------------------------------------------------------------------------------------------------
   NET REALIZED AND UNREALIZED GAIN
     (LOSS) ON INVESTMENTS:
   Net Realized Gain (Loss) from
     Security Transactions                   (129,901)      (44,950)    (396,325)       (3,922)     31,813      (47,711)      1,169
   Net Realized Gain from Futures
     and Options Contracts                     12,630         6,800          757         2,800       4,990        5,730         191
   Net Change in Unrealized Appreciation
     (Depreciation) of Investments,
     Futures and Options Contracts            336,667       438,519      781,445        31,688     171,680      224,614      10,064
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                          $ 224,516      $423,710     $380,274       $30,437    $211,070     $178,722     $11,518
------------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------
                                            Capital
                                       Appreciation            Equity          Balanced        CoreFixed     High Yield
                                               Fund       Income Fund              Fund             Fund      Bond Fund
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividends                                  $  26            $  222             $  40          $    --       $     82
   Interest Income                               10                18               232          100,816         36,468
-----------------------------------------------------------------------------------------------------------------------
   Total Investment Income                       36               240               272          100,816         36,550
-----------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Management Fees                               27                37                34            4,958          1,342
   Investment Advisory Fees                      31                43                39            4,869          1,870
   Custodian/Wire Agent Fees                     --                 1                 1              184             36
   Professional Fees                             --                --                --               42              8
   Registration Fees                             --                --                --               63             13
   Printing Fees                                  1                 1                 1               86             17
   Trustee Fees                                  --                --                --               16              3
   Shareholder Servicing Fees                    19                27                24            4,428            959
   Other Expenses                                 1                 1                 2              210             37
-----------------------------------------------------------------------------------------------------------------------
   Total Expenses                                79               110               101           14,856          4,285
-----------------------------------------------------------------------------------------------------------------------
   Less: Waiver of:
     Investment Advisory Fees                    (5)               (8)              (10)          (1,228)          (385)
     Shareholder Servicing Fees                 (10)              (11)              (18)          (2,996)          (640)
-----------------------------------------------------------------------------------------------------------------------
   Net Expenses                                  64                91                73           10,632          3,260
-----------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                    (28)              149               199           90,184         33,290
-----------------------------------------------------------------------------------------------------------------------
   NET REALIZED AND UNREALIZED GAIN
     (LOSS) ON INVESTMENTS:
   Net Realized Gain (Loss) from
     Security Transactions                       74               427               466            6,745        (52,113)
   Net Realized Gain from Futures
     and Options Contracts                       18                40                --            4,445             --
   Net Change in Unrealized Appreciation
     (Depreciation) of Investments,
     Futures and Options Contracts            1,781             1,383               744         (141,119)        82,556
-----------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                           $1,845            $1,999            $1,409        $ (39,745)      $ 63,733
-----------------------------------------------------------------------------------------------------------------------

Amounts designated as "--" are zero or have been rounded to zero.
The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
                                    74 & 75
      SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2002

Statements of Changes in Net Assets ($ Thousands)


For the six month period ended March 31, 2002 (Unaudited) and for the year ended September 30, 2001

-----------------------------------------------------------------------------------------------------------------------------
                                                Tax-Managed                   Large Cap                   Large Cap
                                              Large Cap Fund                 Value Fund                  Growth Fund
-----------------------------------------------------------------------------------------------------------------------------
                                           10/1/01      10/1/00        10/1/01        10/1/00       10/1/01        10/1/00
                                        to 3/31/02   to 9/30/01     to 3/31/02     to 9/30/01    to 3/31/02     to 9/30/01
-----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income (Loss)          $    5,120  $   11,214     $    23,341  $    43,040    $    (5,603)  $   (11,901)
   Net Realized Gain (Loss) from Investment
     Transactions and Futures Contracts    (117,271)   (329,686)        (38,150)      40,293       (395,568)   (1,057,158)
   Net Change in Unrealized Appreciation
     (Depreciation) of Investments and
     Futures Contracts                      336,667    (347,018)        438,519     (288,947)       781,445    (1,871,466)
-----------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets
     from Operations                        224,516    (665,490)        423,710     (205,614)       380,274    (2,940,525)
-----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income:
     Class A                                 (5,618)    (10,653)        (23,519)     (44,116)            --            --
     Class I                                     --          --              (1)          --             --            --
   Return of Capital:
     Class A                                     --          --              --           --             --            --
   Net Capital Gains:
     Class A                                     --          --         (40,190)     (29,848)            --      (190,075)
     Class D                                     --          --              --           --             --            --
     Class I                                     --          --              (1)          --             --            --
   Distributions in Excess of Net Capital Gains:
     Class A                                     --          --              --           --             --       (76,595)
     Class D                                     --          --              --           --             --            --
-----------------------------------------------------------------------------------------------------------------------------
   Total Distributions                       (5,618)    (10,653)        (63,711)     (73,964)            --      (266,670)
-----------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (1):
   Class A:
     Proceeds from Shares Issued          1,119,773   1,187,893       1,279,363    1,984,215      1,330,302     2,856,227
     Reinvestment of Cash Distributions       5,177       9,644          59,728       68,682             --       248,565
     Proceeds from In-Kind Transactions(4)       --          --              --           --             --            --
     Cost of Shares Redeemed               (950,151)   (832,599)     (1,141,137)  (1,731,972)    (1,202,439)   (1,308,523)
-----------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Class A Transactions              174,799     364,938         197,954      320,925        127,863     1,796,269
-----------------------------------------------------------------------------------------------------------------------------
   Class D (2):
     Proceeds from Shares Issued                 --          --              --           --             --            --
     Reinvestment of Cash Distributions          --          --              --           --             --            --
     Cost of Shares Redeemed                     --          --              --           --             --            --
-----------------------------------------------------------------------------------------------------------------------------
   Decrease in Net Assets Derived
     from Class D Transactions                   --          --              --           --             --            --
-----------------------------------------------------------------------------------------------------------------------------
   Class I:
     Proceeds from Shares Issued                 --          --           6,296          169          8,688            99
     Reinvestment of Cash Distributions          --          --               2           --             --            --
     Cost of Shares Redeemed                     --          --            (858)          --           (660)           --
-----------------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets Derived
     from Class I Transactions                   --          --           5,440          169          8,028            99
-----------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Capital Share Transactions        174,799     364,938         203,394      321,094        135,891     1,796,368
-----------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets    393,697    (311,205)        563,393       41,516        516,165    (1,410,827)
-----------------------------------------------------------------------------------------------------------------------------
Net Assets:
   BEGINNING OF PERIOD                    1,658,097   1,969,302       3,590,346    3,548,830      3,487,223     4,898,050
   END OF PERIOD                         $2,051,794  $1,658,097     $ 4,153,739  $ 3,590,346    $ 4,003,388   $ 3,487,223
-----------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                      Tax-Managed                    Small Cap                     Small Cap
                                                    Small Cap Fund                  Value Fund                    Growth Fund
------------------------------------------------------------------------------------------------------------------------------------
                                               10/1/01     10/31/00(3)         10/1/01       10/1/00         10/1/01       10/1/00
                                            to 3/31/02      to 9/30/01      to 3/31/02    to 9/30/01      to 3/31/02    to 9/30/01
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income (Loss)                $   (129)      $    (44)       $   2,587    $   7,138     $    (3,911)   $   (9,253)
   Net Realized Gain (Loss) from Investment
     Transactions and Futures Contracts          (1,122)       (13,357)          36,803      101,863         (41,981)     (252,617)
   Net Change in Unrealized Appreciation
     (Depreciation) of Investments and
     Futures Contracts                           31,688         (7,940)         171,680      (78,168)        224,614      (389,169)
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets
     from Operations                             30,437        (21,341)         211,070       30,833         178,722      (651,039)
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income:
     Class A                                         --             --           (3,191)      (7,664)             --            --
     Class I                                         --             --               --           --              --            --
   Return of Capital:
     Class A                                         --            (55)              --           --              --            --
   Net Capital Gains:
     Class A                                         --             --          (74,378)     (43,478)             --      (352,125)
     Class D                                         --             --               --           --              --          (854)
     Class I                                         --             --               --           --              --            --
   Distributions in Excess of Net Capital Gains
     Class A                                         --             --               --           --              --       (19,666)
     Class D                                         --             --               --           --              --           (48)
------------------------------------------------------------------------------------------------------------------------------------
   Total Distributions                               --            (55)         (77,569)     (51,142)             --      (372,693)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (1):
   Class A:
     Proceeds from Shares Issued                113,364        201,813          383,424      435,727         294,696       806,071
     Reinvestment of Cash Distributions              --             55           69,955       45,176              --       318,503
     Proceeds from In-Kind Transactions(4)           --            --                --          726              --            --
     Cost of Shares Redeemed                    (78,189)       (55,343)        (386,958)    (564,487)       (313,490)     (856,073)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Class A Transactions                   35,175        146,525           66,421      (82,858)        (18,794)      268,501
------------------------------------------------------------------------------------------------------------------------------------
   Class D (2):
     Proceeds from Shares Issued                     --             --               --           --              --           185
     Reinvestment of Cash Distributions              --             --               --           --              --           887
     Cost of Shares Redeemed                         --             --               --           --              --        (4,253)
------------------------------------------------------------------------------------------------------------------------------------
   Decrease in Net Assets Derived
     from Class D Transactions                       --             --               --           --              --        (3,181)
------------------------------------------------------------------------------------------------------------------------------------
   Class I:
     Proceeds from Shares Issued                     --             --              718           --             384            57
     Reinvestment of Cash Distributions              --             --               --           --              --            --
     Cost of Shares Redeemed                         --             --              (20)          --            (128)           --
------------------------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets Derived
     from Class I Transactions                       --             --              698           --             256            57
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Capital Share Transactions             35,175        146,525           67,119      (82,858)        (18,538)      265,377
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets         65,612        125,129          200,620     (103,167)        160,184      (758,355)
------------------------------------------------------------------------------------------------------------------------------------
Net Assets:
   BEGINNING OF PERIOD                          125,129            --           794,109      897,276         821,437     1,579,792
   END OF PERIOD                               $190,741       $125,129        $ 994,729    $ 794,109     $   981,621    $  821,437
------------------------------------------------------------------------------------------------------------------------------------


Amounts designated as "--" are zero or have been rounded to zero.
(1) See Note 5 in the notes to financial statements for additional information.
(2) Class D was fully liquidated on January 31, 2001.
(3) The Tax-Managed Small Cap Fund commenced operations October 31, 2000.
(4) See Note 8 in the notes to financial statements for additional information. The accompanying notes are an integral part of the financial statements.



                                    76 & 77
     SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2002

Statements of Changes in Net Assets ($ Thousands)


For the six month period ended March 31, 2002 (Unaudited) and for the year ended September 30, 2001

---------------------------------------------------------------------------------------------------------------------------
                                                                                Capital                     Equity
                                                 Mid-Cap Fund              Appreciation Fund              Income Fund
---------------------------------------------------------------------------------------------------------------------------
                                            10/1/01     10/1/00         10/1/01       10/1/00       10/1/01       10/1/00
                                         to 3/31/02  to 9/30/01      to 3/31/02    to 9/30/01    to 3/31/02    to 9/30/01
---------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income (Loss)            $     94    $    195         $   (28)     $     3        $   149      $   440
   Net Realized Gain (Loss) from Investment
     Transactions, Futures
     and Options Contracts                    1,360      (2,885)             92       (6,806)           467        1,140
   Net Change in Unrealized Appreciation
     (Depreciation) of Investments,
     Futures and Options Contracts           10,064      (5,060)          1,781      (12,480)         1,383       (5,294)
---------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets
     from Operations                         11,518      (7,750)          1,845      (19,283)         1,999       (3,714)
---------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income:
     Class A                                    (79)       (202)             (4)          --           (172)        (523)
     Class I                                     --          --              --           --             --           --
   Net Capital Gains:
     Class A                                     --      (4,986)             --      (12,631)          (516)      (6,929)
     Class I                                     --          --              --           --             --           --
   Distributions in Excess of Net Capital Gains:
     Class A                                     --        (154)             --         (156)            --         (208)
---------------------------------------------------------------------------------------------------------------------------
   Total Distributions                          (79)     (5,342)             (4)     (12,787)          (688)      (7,660)
---------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (1):
   Class A:
     Proceeds from Shares Issued             38,339      46,394           1,299        6,138          3,229        5,690
     Reinvestment of Cash Distributions          65       4,275               2       10,030            521        5,252
     Cost of Shares Redeemed                (16,393)    (46,749)         (5,074)     (15,538)        (5,033)     (14,390)
---------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Class A Transactions               22,011       3,920          (3,773)         630         (1,283)      (3,448)
---------------------------------------------------------------------------------------------------------------------------
   Class I:
     Proceeds from Shares Issued                 --          --              --           --             --           --
     Reinvestment of Cash Distributions          --          --              --           --             --           --
     Cost of Shares Redeemed                     --          --              --           --             --           --
---------------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets Derived
     from Class I Transactions                   --          --              --           --             --           --
---------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Capital Share Transactions         22,011       3,920          (3,773)         630         (1,283)      (3,448)
---------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets     33,450      (9,172)         (1,932)     (31,440)            28      (14,822)
---------------------------------------------------------------------------------------------------------------------------
Net Assets:
   Beginning of Period                       32,976      42,148          15,602       47,042         20,876       35,698
   End of Period                           $ 66,426    $ 32,976         $13,670      $15,602        $20,904      $20,876
---------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------------
                                                                                      Core                        High Yield
                                                    Balanced Fund               Fixed Income Fund                  Bond Fund
-----------------------------------------------------------------------------------------------------------------------------------
                                               10/1/01       10/1/00         10/1/01       10/1/00           10/1/01      10/1/00
                                            to 3/31/02    to 9/30/01      to 3/31/02    to 9/30/01        to 3/31/02   to 9/30/01
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income (Loss)               $   199        $   647        $ 90,184    $  190,288         $  33,290    $  78,197
   Net Realized Gain (Loss) from Investment
     Transactions, Futures
     and Options Contracts                        466         (6,728)         11,190        81,772           (52,113)    (119,467)
   Net Change in Unrealized Appreciation
     (Depreciation) of Investments,
     Futures and Options Contracts                744         (4,551)       (141,119)      131,253            82,556        3,919
-----------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets
     from Operations                            1,409        (10,632)        (39,745)      403,313            63,733      (37,351)
-----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income:
     Class A                                     (220)          (699)        (89,686)     (190,692)          (33,298)     (78,204)
     Class I                                       --             --             (27)           (1)               --           --
   Net Capital Gains:
     Class A                                       --         (2,993)        (52,227)           --                --           --
     Class I                                       --             --              (1)           --                --           --
   Distributions in Excess of Net Capital Gains:
     Class A                                       --            (17)             --            --                --           --
-----------------------------------------------------------------------------------------------------------------------------------
   Total Distributions                           (220)        (3,709)       (141,941)     (190,693)          (33,298)     (78,204)
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (1):
   Class A:
     Proceeds from Shares Issued                1,864          5,264         811,978     1,449,324           200,654      254,618
     Reinvestment of Cash Distributions           195          3,235         130,724       174,201            31,989       75,415
     Cost of Shares Redeemed                   (3,621)       (13,869)       (713,940)   (1,430,186)         (160,312)    (257,105)
-----------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Class A Transactions                 (1,562)        (5,370)        228,762       193,339            72,331       72,928
-----------------------------------------------------------------------------------------------------------------------------------
   Class I:
     Proceeds from Shares Issued                   --             --           2,576            84                --           --
     Reinvestment of Cash Distributions            --             --              29             1                --           --
     Cost of Shares Redeemed                       --             --            (635)           --                --           --
-----------------------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets Derived
     from Class I Transactions                     --             --           1,970            85                --           --
-----------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Capital Share Transactions           (1,562)        (5,370)        230,732       193,424            72,331       72,928
-----------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets         (373)       (19,711)         49,046       406,044           102,766      (42,627)
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets:
   Beginning of Period                         19,372         39,083       3,519,147     3,113,103           721,314      763,941
   End of Period                              $18,999        $19,372      $3,568,193    $3,519,147         $ 824,080    $ 721,314
-----------------------------------------------------------------------------------------------------------------------------------

Amounts designated as "--" are zero or have been rounded to zero.
(1) See Note 5 in the notes to financial statements for additional information. The accompanying notes are an integral part of the financial statements.




                                    78 & 79
      SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2002

Financial Highlights


For the six month period ended March 31, 2002 (Unaudited) and the years ended September 30,
For a Share Outstanding Throughout the Periods

---------------------------------------------------------------------------------------------------------------------------

                                      Net Realized
                                               and              Distributions
                Net Asset        Net    Unrealized   Distributions       from                                      Ratio of
                   Value, Investment         Gains        from Net   Realized  Net Asset            Net Assets     Expenses
                Beginning     Income      (Losses)      Investment    Capital Value, End   Total End of Period   to Average
                of Period     (Loss) on Securities          Income      Gains  of Period  Return  ($Thousands)   Net Assets
---------------------------------------------------------------------------------------------------------------------------
TAX-MANAGED LARGE CAP FUND
 Class A
   2002*          $ 9.49     $ 0.03        $ 1.16           $(0.03)     $   --    $10.65    12.63%+  $2,051,794       0.85%
   2001            13.62       0.07         (4.13)           (0.07)         --      9.49   (29.92)    1,658,097       0.85
   2000            12.65       0.09          1.00            (0.09)      (0.03)    13.62     8.66     1,969,302       0.85
   1999             9.61       0.08          3.04            (0.08)         --     12.65    32.60       710,136       0.85
   1998(1)         10.00       0.04         (0.42)           (0.01)         --      9.61    (3.82)+     170,097       0.85
LARGE CAP VALUE FUND
 Class A
   2002*          $17.39     $ 0.11        $ 1.88           $(0.11)     $(0.19    $19.08   11.50%+   $4,147,984       0.85%
   2001            18.70       0.21         (1.14)           (0.22)      (0.16)    17.39   (5.08)     3,590,194       0.85
   2000            18.97       0.27          0.56            (0.26)      (0.84)    18.70     4.47     3,548,830       0.85
   1999            17.31       0.24          2.67            (0.24)      (1.01)    18.97    17.13     2,452,540       0.85
   1998            19.37       0.25         (0.42)           (0.26)      (1.63)    17.31    (1.40)    1,410,903       0.85
   1997            14.78       0.28          5.77            (0.29)      (1.17)    19.37    44.12       866,826       0.85
 Class I
   2002*          $17.39     $ 0.10        $ 1.87           $(0.09)     $(0.19)   $19.08   11.39%+       $5,755       1.10%
   2001(2)         19.38       0.03         (2.02)              --          --     17.39   (10.27)+         152       1.10
LARGE CAP GROWTH FUND
 Class A
   2002*          $16.73     $(0.02)       $ 1.88           $   --      $   --    $18.59    11.12%+  $3,995,831       0.85%
   2001            36.24      (0.06)       (17.75)              --      $(1.70)(5) 16.73   (51.08)    3,487,142       0.85
   2000            28.58      (0.04)         8.67               --       (0.97)    36.24    30.67     4,898,050       0.85
   1999            21.01      (0.05)         7.92               --       (0.30)    28.58    37.74     2,626,807       0.85
   1998            20.40       0.03          1.62            (0.04)      (1.00)    21.01     8.35     1,379,199       0.85
   1997            15.03       0.03          6.33            (0.05)      (0.94)    20.40    44.35       800,479       0.85
 Class I
   2002*          $16.72     $(0.01)       $ 1.84           $   --      $   --    $18.55    10.94%+  $    7,557       1.10%
   2001(2)         20.60      (0.01)        (3.87)              --          --     16.72   (18.83)+          81       1.10
TAX-MANAGED SMALL CAP FUND
 Class A
   2002*          $ 8.15     $(0.01)       $ 1.78           $   --      $   --    $ 9.92    21.72%+  $  190,741       1.10%
   2001(3)         10.00         --         (1.84)           (0.01)(6)      --      8.15   (18.46)+     125,129       1.10
SMALL CAP VALUE FUND
 Class A
   2002*          $15.66     $ 0.05        $ 3.94           $(0.06)     $(1.45)   $18.14    26.61%+  $  994,008       1.10%
   2001            16.13       0.13          0.36            (0.14)      (0.82)    15.66     3.12       794,109       1.10
   2000            14.06       0.15          2.05            (0.13)         --     16.13    15.74       897,276       1.10
   1999            13.67       0.05          0.57            (0.05)      (0.18)    14.06     4.47       572,125       1.10
   1998            17.85       0.05         (2.22)           (0.04)      (1.97)    13.67   (13.68)      430,010       1.10
   1997            13.17       0.05          5.74            (0.05)      (1.06)    17.85    47.16       323,337       1.11
 Class I
   2002*(4)       $16.47     $ 0.01        $ 1.66           $   --      $   --    $18.14    10.14%+  $      721       1.39%
SMALL CAP GROWTH FUND
 Class A
   2002*          $12.35     $(0.06)       $ 2.72           $   --      $   --    $15.01    21.54%+  $  981,313       1.10%
   2001            30.57      (0.14)       (10.81)              --       (7.27)(7) 12.35   (42.83)      821,391       1.10
   2000            21.12      (0.01)        11.28               --       (1.82)    30.57    55.28     1,575,462       1.10
   1999            13.68      (0.12)         7.62               --       (0.06)    21.12    55.00       931,024       1.10
   1998            19.32      (0.08)        (4.92)              --       (0.64)    13.68   (26.53)      536,393       1.10
   1997            20.51       0.02          2.64               --       (3.85)    19.32    17.23       561,414       1.10
 Class I
   2002*          $12.35     $(0.02)       $ 2.66           $   --      $   --    $14.99    21.38%+  $      308       1.35%
   2001(2)         15.59      (0.02)        (3.22)              --          --     12.35   (20.78)+          46       1.35




-----------------------------------------------------------------
                                        Ratio of Net
               Ratio of Net   Ratio of    Investment
                 Investment   Expenses Income (Loss)
                     Income to Average    to Average
                     (Loss) Net Assets    Net Assets   Portfolio
                 to Average (Excluding    (Excluding    Turnover
                 Net Assets   Waivers)      Waivers)        Rate
-----------------------------------------------------------------
TAX-MANAGED LARGE CAP FUND
 Class A
   2002*                0.58%     1.03%         0.40%      52%
   2001                 0.60      1.01          0.44       84
   2000                 0.69      1.06          0.48       47
   1999                 0.71      0.90          0.66       21
   1998(1)              1.18      0.90          1.13       12
LARGE CAP VALUE FUND
 Class A
   2002*                1.16%     0.97%         1.04%      19%
   2001                 1.11      0.97          0.99       89
   2000                 1.55      0.97          1.43       70
   1999                 1.26      0.85          1.26       49
   1998                 1.42      0.85          1.42       79
   1997                 1.74      0.85          1.74       67
 Class I
   2002*                0.88%     1.22%         0.76%      19%
   2001(2)              1.09      1.22          0.97       89
LARGE CAP GROWTH FUND
 Class A
   2002*               (0.29)%    1.02%        (0.46)%     36%
   2001                (0.29)     1.03         (0.47)     112
   2000                (0.32)     1.02         (0.49)      69
   1999                (0.24)     0.90         (0.29)      45
   1998                 0.11      0.90          0.06       80
   1997                 0.22      0.90          0.17       73
 Class I
   2002*               (0.50)%    1.28%        (0.68)%     36%
   2001(2)             (0.45)     1.28         (0.63)     112
TAX-MANAGED SMALL CAP FUND
 Class A
   2002*               (0.17)%    1.29%        (0.36)%     48%
   2001(3)             (0.04)     1.30         (0.24)      82
SMALL CAP VALUE FUND
 Class A
   2002*                0.57%     1.27%         0.40%      26%
   2001                 0.78      1.26          0.62       99
   2000                 1.03      1.28          0.85      119
   1999                 0.38      1.10          0.38      130
   1998                 0.34      1.10          0.34       77
   1997                 0.37      1.11          0.37       98
 Class I
   2002*(4)             1.09%     1.63%         0.85%      26%
SMALL CAP GROWTH FUND
 Class A
   2002*               (0.82)%    1.27%        (0.99)%     86%
   2001                (0.80)     1.29         (0.99)     157
   2000                (0.74)     1.27         (0.91)     182
   1999                (0.72)     1.10         (0.72)     141
   1998                (0.56)     1.10         (0.56)     128
   1997                (0.60)     1.10         (0.60)     107
 Class I
   2002*               (1.06)%    2.15%        (1.86)%     86%
   2001(2)             (1.12)     1.54         (1.31)     157




--------------------------------------------------------------------------------
80         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2002

-----------------------------------------------------------------------------------------------------------------------------

                                      Net Realized
                                               and              Distributions
                Net Asset        Net    Unrealized   Distributions       from                                        Ratio of
                   Value, Investment         Gains        from Net   Realized  Net Asset              Net Assets     Expenses
                Beginning     Income      (Losses)      Investment    Capital Value, End   Total   End of Period   to Average
                of Period     (Loss) on Securities          Income      Gains  of Period  Return    ($Thousands)   Net Assets
-----------------------------------------------------------------------------------------------------------------------------
MID-CAP FUND
 Class A
   2002*          $12.19    $ 0.02        $ 3.11           $(0.02)   $   --       $15.30   25.81%+  $   66,426         1.00%
   2001            17.42      0.07         (3.22)           (0.08)    (2.00)(8)    12.19  (19.59)       32,976         1.00
   2000            15.19      0.07          3.76            (0.07)    (1.53)       17.42   27.14        42,148         1.00
   1999            14.00      0.07          2.21            (0.07)    (1.02)       15.19   16.53        34,995         1.00
   1998            19.56      0.13         (2.67)           (0.15)    (2.87)       14.00  (15.41)       35,160         1.00
   1997            14.96      0.13          5.86            (0.14)    (1.25)       19.56   43.13        35,047         0.93
CAPITAL APPRECIATION FUND
 Class A
   2002*          $ 4.13    $(0.01)        $0.52           $   --    $   --       $ 4.64   12.38%+  $   13,670         0.84%
   2001            11.80        --         (4.34)              --     (3.33)(9)     4.13  (48.17)       15,602         0.84
   2000            13.23      0.05          2.03            (0.08)    (3.43)       11.80   18.46        47,042         0.84
   1999            14.01      0.07          2.92            (0.09)    (3.68)       13.23   23.13        84,597         0.84
   1998            18.20      0.16          0.92            (0.16)    (5.11)       14.01    7.08       118,741         0.84
   1997            18.14      0.21          4.65            (0.22)    (4.58)       18.20   34.02       164,238         0.84
EQUITY INCOME FUND
 Class A
   2002*          $ 6.21     $0.04        $ 0.55           $(0.05)   $(0.16)      $ 6.59    9.64%+  $   20,904         0.85%
   2001             9.30      0.11         (1.12)           (0.13)    (1.95)(10)    6.21  (13.46)       20,876         0.85
   2000            12.59      0.20          0.50            (0.22)    (3.77)        9.30    6.60        35,698         0.85
   1999            14.61      0.24          1.87            (0.24)    (3.89)       12.59   15.35        80,835         0.85
   1998            18.02      0.41         (0.09)           (0.38)    (3.35)       14.61    1.51       116,576         0.85
   1997            16.40      0.39          4.33            (0.42)    (2.68)       18.02   33.46       173,766         0.85
BALANCED FUND
 Class A
   2002*          $ 7.52    $ 0.08        $ 0.47           $(0.09)   $   --       $ 7.98    7.31%+  $   18,999         0.75%
   2001            12.08      0.21         (3.60)           (0.22)    (0.95)(11)    7.52  (30.33)       19,372         0.75
   2000            12.49      0.28          0.80            (0.31)    (1.18)       12.08    9.18        39,083         0.75
   1999            13.17      0.31          1.10            (0.34)    (1.75)       12.49   11.22        54,487         0.75
   1998            14.06      0.41          0.80            (0.40)    (1.70)       13.17    9.49        56,256         0.75
   1997            13.94      0.41          2.27            (0.42)    (2.14)       14.06   22.38        51,195         0.75
CORE FIXED INCOME FUND
 Class A
   2002*          $10.75     $0.27        $(0.39)          $(0.27)   $(0.16)      $10.20   (1.20)%+ $3,566,162         0.60%
   2001            10.08      0.61          0.67            (0.61)       --        10.75   13.00     3,519,061         0.60
   2000            10.03      0.62          0.05            (0.62)       --        10.08    6.97     3,113,103         0.60
   1999            10.92      0.56         (0.66)           (0.56)    (0.23)       10.03   (0.96)    2,348,453         0.60
   1998            10.40      0.61          0.54            (0.61)    (0.02)       10.92   11.42     1,465,285         0.60
   1997            10.23      0.63          0.33            (0.63)    (0.16)       10.40    9.80     1,063,335         0.60
 Class I
   2002*          $10.76     $0.25        $(0.39)          $(0.26)   $(0.16)      $10.20   (1.32)%+ $    2,031         0.85%
   2001(2)         10.60      0.08          0.16            (0.08)       --        10.76    2.28+           86         0.85
HIGH YIELD BOND FUND
 Class A
   2002*          $ 7.86    $ 0.35        $ 0.33           $(0.35)   $   --       $ 8.19    8.79%+  $  824,080         0.85%
   2001             9.15      0.88         (1.29)           (0.88)       --         7.86   (4.76)      721,314         0.85
   2000            10.11      0.96         (0.96)           (0.96)       --         9.15   (0.09)      763,941         0.85
   1999            10.81      1.02         (0.64)           (1.02)    (0.06)       10.11    3.51       507,218         0.85
   1998            11.66      1.04         (0.75)           (1.04)    (0.10)       10.81    2.25       314,937         0.85
   1997            11.14      1.04          0.57            (1.04)    (0.05)       11.66   15.30       236,457         0.86



----------------------------------------------------------------
                                         Ratio of Net
                Ratio of Net   Ratio of    Investment
                  Investment   Expenses Income (Loss)
                      Income to Average    to Average
                      (Loss) Net Assets    Net Assets   Portfolio
                  to Average (Excluding    (Excluding    Turnover
                  Net Assets   Waivers)      Waivers)        Rate
----------------------------------------------------------------
MID-CAP FUND
 Class A
   2002*               0.37%       1.02%        0.35%        73%
   2001                0.51        1.02         0.49        193
   2000                0.48        1.05         0.43        170
   1999                0.40        1.00         0.40        139
   1998                0.93        1.00         0.93        106
   1997                0.79        0.94         0.78         92
CAPITAL APPRECIATION FUND
 Class A
   2002*              (0.37)%      1.03%       (0.56)%       23%
   2001                0.01        1.15        (0.30)       133
   2000                0.41        1.02         0.23        140
   1999                0.47        0.91         0.41        147
   1998                1.03        0.89         0.98        238
   1997                1.20        0.89         1.15        178
EQUITY INCOME FUND
 Class A
   2002*               1.40%       1.03%        1.22%         2%
   2001                1.53        1.09         1.29         17
   2000                1.88        1.02         1.71         91
   1999                1.66        0.91         1.60         75
   1998                1.85        0.90         1.80         66
   1997                2.38        0.90         2.33         40
BALANCED FUND
 Class A
   2002*               2.04%       1.04%        1.75%        54%
   2001                2.22        1.03         1.94        132
   2000                2.34        1.02         2.07        205
   1999                2.39        0.75         2.39        188
   1998                2.90        0.80         2.85        183
   1997                3.15        0.81         3.09        197
CORE FIXED INCOME FUND
 Class A
   2002*               5.09%       0.84%        4.85%       161%
   2001                5.79        0.84         5.55        358
   2000                6.27        0.83         6.04        265
   1999                5.47        0.60         5.47        334
   1998                5.77        0.60         5.77        344
   1997                6.17        0.61         6.16        216
 Class I
   2002*               4.49%      1.09%        4.25%       161%
   2001(2)             5.01        1.09         4.77        358
HIGH YIELD BOND FUND
 Class A
   2002*               8.68%       1.12%        8.41%        71%
   2001               10.27        1.12        10.00        105
   2000                9.92        1.12         9.65         40
   1999                9.62        0.89         9.58         17
   1998                8.94        0.89         8.90         56
   1997                9.33        0.91         9.28         68



* For the six month period ended March 31, 2002. All ratios for the period have been annualized.
+    Returns are for the period indicated and have not been annualized.
(1) Commenced operations on March 4, 1998. All ratios for the period have been annualized.
(2) Commenced operations on August 6, 2001. All ratios for the period have been annualized.
(3) Commenced operations on October 31, 2000. All ratios for the period have been annualized.
(4) Commenced operations on February 11, 2002. All ratios for the period have been annualized.
(5) Includes distributions in excess of realized capital gains of $(0.49) for Class A of the Large Cap Growth Fund.
(6)  Return of Capital.
(7) Includes distributions in excess of realized capital gains of $(0.38) for Class A of the Small Cap Growth Fund.
(8) Includes distributions in excess of realized capital gains of $(0.06) for Class A of the Mid-Cap Fund.
(9) Includes distributions in excess of realized capital gains of $(0.04) for Class A of the Capital Appreciation Fund.
(10) Includes distributions in excess of realized capital gains of $(0.06) for Class A of the Equity Income Fund.
(11) Includes distributions in excess of realized capital gains of $(0.01) for Class A of the Balanced Fund.

Amounts designated as "--" are zero or have been rounded to zero.
The accompanying notes are an integral part of the financial statements.





--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2002         81

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)



1. ORGANIZATION
SEI Institutional Managed Trust (the "Trust") is organized as a Massachusetts Business Trust under a Declaration of Trust dated October 20, 1986. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company with 12 diversified Funds (the "Funds"): Tax-Managed Large Cap, Large Cap Value, Large Cap Growth, Tax-Managed Small Cap, Small Cap Value, Small Cap Growth, Mid-Cap, Capital Appreciation, Equity Income, Balanced, Core Fixed Income and High Yield Bond Funds. The Trust is registered to offer Class A shares of the Tax-Managed Large Cap, Large Cap Value, Large Cap Growth, Tax-Managed Small Cap, Small Cap Value, Small Cap Growth, Mid-Cap, Capital Appreciation, Equity Income, Balanced, Core Fixed Income and High Yield Bond Funds, and Class I shares of the Large Cap Value, Large Cap Growth, Small Cap Value, Small Cap Growth and Core Fixed Income Funds. Effective January 31, 2001, Class D shares for the Small Cap Growth Fund were fully liquidated. The Funds' prospectus provides a description of each Fund's investment objective, policies, and strategies.


2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies followed by the Trust. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the use of management estimates. Actual results could differ from the estimates.

SECURITY VALUATION -- Investments in equity securities which are traded on a national securities exchange (or reported on NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations with remaining maturities in excess of sixty days are valued at the most recently quoted bid price. Debt obligations with remaining maturities of sixty days or less are valued at their amortized cost which approximates market value. Securities for which quotations are not readily available are valued at fair value using methods determined in good faith under general Trustee supervision.

FEDERAL INCOME TAXES -- It is each Fund's intention to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

NET ASSET VALUE PER SHARE -- Net asset value per share is calculated on a daily basis by dividing the assets of each Fund less its liabilities by the number of outstanding shares of the Fund.

REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by each Fund's custodian bank until maturity of the repurchase agreement. The Funds also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker's custodian bank in a segregated account until maturity of the repurchase agreement. Provisions of the repurchase agreement and procedures adopted by the Manager and the Advisers of the Trust require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

COMPENSATING BALANCES -- Funds with cash overdrafts in excess of $100,000 are required to leave 112% in compensating balance with First Union, the custodian of the Trust, on the following day. Funds with positive cash balances in excess of $100,000 are allowed to overdraw 90% of the balance with First Union on the following day.

DISCOUNT AND PREMIUM AMORTIZATION -- Amortization and accretion is calculated using the scientific interest method which approximates the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income.

EXPENSES -- Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated to the funds on the basis of relative net assets.

CLASSES -- Class-specific expenses are borne by that class of shares. Income, realized and unrealized gains/losses and non class-specific expenses are allocated to the respective classes on the basis of relative daily net assets.




--------------------------------------------------------------------------------
82         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2002

FUTURES CONTRACTS -- The Tax-Managed Large Cap, Large Cap Value, Large Cap Growth, Mid Cap, Capital Appreciation, and Equity Income Funds utilized S&P 500 Composite Index futures contracts; the Tax-Managed Small Cap, Small Cap Value, and the Small Cap Growth Funds utilized the Russell 2000 Index future contracts and the Core Fixed Income Fund utilized U.S. Treasury Notes, 5 and 10 year notes, 30 year bonds and Euro futures contracts during the six month period ended March 31, 2002. The Funds' investments in S&P 500 Composite Index and Russell 2000 Index futures contracts are designed to enable the Funds to more closely approximate the performance of their benchmark indices. The Core Fixed Income Fund's use of futures contracts is primarily for tactical hedging purposes. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks related to futures contracts include the possibility that there may not be a liquid market for the contracts, that changes in the values of the contract may not directly correlate with changes in the values of the underlying securities, and that the counterparty to a contract may default on its obligation to perform. Futures contracts involve risk of loss in excess of the amounts recognized in the Statement of Net Assets to the extent of the contract amounts.

The following Funds had Long (Short) futures contracts open as of March 31, 2002.

--------------------------------------------------------------------
                                                         Unrealized
                                 Contract              Appreciation
Contract               Number of    Value Expiration (Depreciation)
Description            Contracts    (000)       Date          (000)
--------------------------------------------------------------------
TAX-MANAGED LARGE CAP FUND
S&P 500 Composite Index      220  $163,206  06/20/02        $1,335
                                                        ----------
LARGE CAP VALUE FUND
S&P 500 Composite Index      168    48,666  06/20/02          (367)
                                                        ----------
LARGE CAP GROWTH FUND
S&P 500 Composite Index      259    74,411  06/20/02         2,223
                                                        ----------
TAX-MANAGED SMALL CAP FUND
Russell 2000 Index            41    10,404  06/24/02      $    209
                                                        ----------
SMALL CAP VALUE FUND
Russell 2000 Index           171    43,391  06/24/02           805
                                                        ----------
SMALL CAP GROWTH FUND
Russell 2000 Index            79    20,046  06/24/02           402
                                                        ----------
MID-CAP FUND
S&P 500 Composite Index        1       287  06/20/02            --
                                                        ----------
CAPITAL APPRECIATION FUND
S&P 500 Composite Index        3       862  06/20/02            17
                                                        ----------
EQUITY INCOME FUND
S&P 500 Composite Index        2       575  06/20/02            18
                                                        ----------

CORE FIXED INCOME FUND
September 2002 90 Day Euro$  155    37,485   9/16/02           (65)
September 2002 90 Day Euro$  138    32,416   9/20/04           (41)
September 2002 90 Day Euro$ (138)  (32,416)  9/20/04            82
June 2002 Ten Year
   Agency Note               304    29,825   6/19/02          (687)
June 2002 5 Year
   Treasury Note             302    31,328   6/19/02          (456)
June 2002 5 Year
   Treasury Note            (373)  (38,693)  6/19/02           607
June 2002 5 Year
   Treasury Note           1,077   111,722   6/19/02          (780)
June 2002 5 Year
   Treasury Note          (1,056) (109,544)  6/19/02         1,546
June 2002 10 Year
   Treasury Note            (284)  (29,097)  6/19/02           684
June 2002 10 Year
   Treasury Note             119    12,192   6/10/92          (239)
June 2002 10 Year
   Treasury Note            (562)  (57,579)  6/19/02           318
June 2002 30 Year Bond       286    28,073   6/19/02          (579)
June 2002 30 Year Bond       (66)   (6,478)  6/19/02           281
June 2002 30 Year Bond      (357)  (35,042)  6/19/02           252
                                                        ----------
                                                               923
                                                        ----------

OPTION SELLING/PURCHASING -- Each Fund may invest in financial option contracts solely for the purpose of hedging its existing fund securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. When the Fund sells or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a





--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2002         83

NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)


realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Core Fixed Income Fund had option contracts as of March 31, 2002.

TBA AND OTHER PURCHASE COMMITMENTS -- The Funds may enter into purchase commitments to purchase securities for a fixed price at a future date. Purchase commitments may be considered securities and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which risk is in addition to the risk of decline in the value of a Fund's other assets. Unsettled purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security Valuation" above.

STRUCTURED NOTES AND INDEXED NOTES -- The Core Fixed Income Fund may invest in structured notes and indexed notes whose values are linked either directly or inversely to changes in foreign currency exchange rates, interest rates, indices, or other reference instruments. The values of these instruments may be more volatile than the rates, indices or instruments to which they refer, but any loss is limited to the amount of the original investment.

RESTRICTED SECURITIES -- Certain of the Funds' investments are restricted as to resale. The table below shows the number of shares held, the acquisition date, cost, market value as of March 31, 2002, value per share of such securities and percentage of net assets which the securities comprise:


                                Number Acquisition
                             Of Shares        Date     Cost
                             --------- -----------  -------
HIGH YIELD BOND FUND
Australis Media                400,000   01/06/97  $ 40,000
Aurora Foods                    33,650   12/27/00   104,820
Horizon PCS, Expires 10/01/10    4,100   09/19/00        --
IPCS, Expires 07/15/10           2,750   06/29/00        --
Iwo Holdings, Expires 01/15/11   1,850   01/26/01        --
Leap Wireless International,
   Expires 04/15/10              5,000   07/21/00        --
Safelite Glass, Cl A,
   Expires 09/29/06             12,649   09/08/98   208,206
Safelite Glass, Cl B             5,461   09/08/98   424,757
Safelite Glass, Cl B,
   Expires 09/29/07              8,433   09/08/98   138,809
Safelite Realty                    348   09/08/98     5,728
Travelcenters of America,
   Expires 05/01/09              7,500   11/09/00        --



                          Market Value Value per    Percentage
                           at 03/31/01     Share of Net Assets
                          ------------ --------- -------------
HIGH YIELD BOND FUND
Australis Media               $     40   $   --          --%
Aurora Foods                   140,994     4.19        0.02
Horizon PCS, Expires 10/01/10  123,000    30.00        0.01
IPCS, Expires 07/15/10          27,500    10.00          --
Iwo Holdings, Expires 01/15/11  46,250    25.00        0.01
Leap Wireless International,
   Expires 04/15/10            200,000    40.00        0.02
Safelite Glass, Cl A,
   Expires 09/29/06                126     0.01          --
Safelite Glass, Cl B               258     0.05          --
Safelite Glass, Cl B,
   Expires 09/29/07                 84     0.01          --
Safelite Realty                      3     0.01          --
Travelcenters of America,
   Expires 05/01/09             75,000    10.00        0.01

ILLIQUID SECURITIES -- Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed.

DISTRIBUTIONS -- Distributions from net investment income and net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital in the period that the difference arises.

The Large Cap Value, Small Cap Value and Core Fixed Income Funds utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.


OTHER -- Security transactions are recorded on the trade date of the security purchase or sale. Costs used in determining net realized capital gains and losses on the sale of securities are those of the specific securities sold. Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting.

The market values of the Core Fixed Income Fund's investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by





--------------------------------------------------------------------------------
84         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2002
recognized rating agencies in the ratings of any fixed income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments.


USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS -- The preparation of financial statements, in conformity with accounting principles generally accepted in the United States, requires management to make estimates and assumptions that affect the reported amount of net assets and liabilities and disclosure of contingent assets at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.


IMPLEMENTATION OF NEW ACCOUNTING STANDARDS -- The Funds implemented the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies (the "Guide"), as required on October 1, 2001. The implementation did not have any material impact on the results of operations or financial condition of the Funds upon adoption of the provisions of the Guide.


3. MANAGEMENT, INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS
The Trust and SEI Investments Fund Management (the "Manager"), are parties to a management agreement (the "Agreement") dated January 22, 1987. Under this Agreement, the Manager provides management, administrative, and shareholder servicing for an annual fee of 0.35% of the average daily net assets of the Tax-Managed Large Cap, Large Cap Value, Large Cap Growth, Tax-Managed Small Cap, Small Cap Value, Small Cap Growth, Mid-Cap, Capital Appreciation, Equity Income, Balanced and High Yield Bond Funds; and 0.28% of the average daily net assets of the Core Fixed Income Fund. The Manager has agreed to waive all or a portion of its fee in order to limit the operating expenses of a Fund. Any such waiver is voluntary and may be terminated at any time at the Manager's sole discretion.

SEI Investments Management Corporation ("SIMC") serves as investment adviser to each Fund. In connection with serving as investment adviser, SIMC is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.35% of the Large Cap Value Fund's average daily net assets, at an annual rate of 0.40% of the Tax-Managed Large Cap, Large Cap Growth, Mid-Cap, Capital Appreciation, Equity Income and Balanced Funds' average daily net assets, at an annual rate of 0.65% of the Tax-Managed Small Cap, Small Cap Value and Small Cap Growth Funds' average daily net assets, at an annual rate of 0.275% of the Core Fixed Income Fund's average daily net assets, and at an annual rate of 0.4875% of the High Yield Bond Fund's average daily net assets. The adviser has voluntarily agreed to waive a portion of its fee in an amount equal to 0.05% of the average daily net assets of the Tax-Managed Large Cap, Large Cap Growth, Capital Appreciation, Equity Income, and Balanced Funds.

SIMC has entered into investment sub-advisory agreements with the following parties:


-----------------------------------------------------------------
                                                Currently Managing
                                       Date of   a Portion of Fund
Investment Sub-Adviser               Agreement               (Y/N)
-------------------------------------------------------------------
TAX-MANAGED LARGE CAP FUND
Alliance Capital Management L.P.      02/23/98                 Y
Deutsche Asset Management             02/20/01                 N
Equinox Capital Management LLC        09/28/00                 Y
LSV Asset Management                  08/03/01                 Y
Montag and Caldwell, Inc.             03/12/02                 Y
Parametric Portfolio Associates       02/18/01                 Y
Peregrine Capital Management          02/16/01                 Y
Sanford C. Bernstein & Co.            10/02/00                 Y
Transamerica Investment
   Management, LLC                    09/17/01                 Y

LARGE CAP VALUE FUND
Deutsche Asset Management             02/28/01                 Y
Iridian Asset Management LLC          09/18/00                 Y
LSV Asset Management                  03/31/95                 Y
Sanford C. Bernstein & Co.            12/15/97                 Y

LARGE CAP GROWTH FUND
Alliance Capital Management L.P.      12/16/94                 Y
Duncan-Hurst Capital Management       12/12/00                 Y
Montag and Caldwell, Inc.             03/12/02                 Y
Peregrine Capital Management          12/07/00                 Y
Transamerica Investment
   Management, LLC                    09/17/01                 Y

TAX-MANAGED SMALL CAP FUND
David J. Green and Company, LLC       10/31/00                 Y
LSV Asset Management                  08/14/00                 Y
McKinley Capital Management, Inc.     08/14/00                 Y
Sawgrass Asset Management LLC         08/14/00                 Y
Sterling Capital Management           12/08/00                 Y

SMALL CAP VALUE FUND
Artisan Partners Limited Partnership  03/26/99                 Y
Chartwell Investment Partners         08/18/00                 Y
David J. Greene and Company, LLC      08/13/01                 Y
LSV Asset Management                  06/11/97                 Y
Security Capital Group, Inc.          09/14/99                 Y
Sterling Capital Management           12/08/00                 Y







--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2002         85

NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)



-----------------------------------------------------------------
                                             Currently Managing
                                     Date of  a Portion of Fund
Investment Sub-Adviser             Agreement              (Y/N)
----------------------------------------------------------------
SMALL CAP GROWTH FUND
Mazama Capital Management LLC       12/13/99               Y
McKinley Capital Management Inc.    10/30/00               N
Nicholas-Applegate Capital
   Management, Inc.                 08/11/95               Y
RS Investment Management            09/30/98               Y
Sawgrass Asset Management, LLC      03/30/99               Y
Wall Street Associates              08/11/95               Y
Wellington Management Co., LLP      03/14/02               Y

MID-CAP FUND
Martingale Asset Management, L.P.   09/26/95               Y

CAPITAL APPRECIATION FUND
Transamerica Investment
   Management, LLC                  09/17/01               Y

EQUITY INCOME FUND
HighMark Capital Management, Inc.   06/02/88               Y

BALANCED FUND
Transamerica Investment
   Management, LLC                  09/17/01               Y

CORE FIXED INCOME FUND
Black Rock, Inc.                    01/02/96               Y
Robert W. Baird & Co., Inc.         03/31/00               Y
Western Asset Management Company    11/13/95               Y

HIGH YIELD BOND FUND
Credit Suisse Asset Management      08/11/95               Y
Nicholas Applegate Capital
   Management, Inc.                 06/25/01               Y
Nomura Corporate Research and
   Asset Management                 09/22/99               Y
Shenkman Capital Management         06/21/01               Y

Under the investment sub-advisory agreements, each party receives an annual fee, paid by SIMC.

SEI Investments Distribution Company (the "Distributor"), a wholly-owned subsidiary of SEI, serves as each Fund's distributor pursuant to a distribution agreement with the Trust. The Trust has adopted a shareholder servicing plan for Class A and Class I shares (the "Shareholder Servicing Plans") under which a shareholder servicing fee of up to 0.25% of average daily net assets attributable to Class A and Class I shares will be paid to the Distributor. In addition to the Shareholder Servicing Plans, the Class I shares have adopted Administrative service plans that provide for administrative service fees payable to the Distributor of up to 0.25% of the average daily net assets attributed to that class.


The Distribution Agreement between the Distributor and the Trust provides that the Distributor may receive compensation on fund transactions effected for the Trust in accordance with the rules of the Securities and Exchange Commission ("SEC"). Accordingly, it is expected that fund transactions may result in brokerage commissions being paid to the Distributor. The SEC rules require that such commissions not exceed usual and customary commissions.


4. TRANSACTIONS WITH AFFILIATES
Certain officers and/or trustees of the Trust are also officers of the Manager. The Trust pays each unaffiliated Trustee an annual fee for attendance of quarterly, interim and committee meetings. Compensation of officers and affiliated Trustees of the Trust is paid by the Manager.

Each of the Funds have entered into agreements with the Distributor to act as an agent in placing repurchase agreements for the Funds. For its services, the Distributor received $220,260 for the period ended March 31, 2002.





--------------------------------------------------------------------------------
86         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2002

5. CAPITAL SHARE TRANSACTIONS
Capital Share Transactions for the funds were as follows (Thousands):



For the six month period ended March 31, 2002 and the year ended September 30, 2001.

---------------------------------------------------------------------------------------------------------------------------
                                                   Tax-Managed                  Large Cap                   Large Cap
                                                 Large Cap Fund                Value Fund                  Growth Fund
---------------------------------------------------------------------------------------------------------------------------
                                           10/1/01         10/1/00       10/1/01       10/1/00        10/1/01       10/1/00
                                        to 3/31/02      to 9/30/01    to 3/31/02    to 9/30/01     to 3/31/02    to 9/30/01
---------------------------------------------------------------------------------------------------------------------------
Class A:
     Shares Issued                         108,749         102,206        70,527       104,569         70,658       121,884
     Reinvestment of Cash Distributions        523             825         3,278         3,648             --         8,755
     Shares Redeemed                       (91,182)        (72,945)      (62,867)      (91,555)       (64,134)      (57,330)
---------------------------------------------------------------------------------------------------------------------------
   Total Class A Transactions               18,090          30,086        10,938        16,662          6,524        73,309
---------------------------------------------------------------------------------------------------------------------------
   Class I:
     Shares Issued                              --              --           339             9            439             5
     Reinvestment of Cash Distributions         --              --            --            --             --            --
     Shares Redeemed                            --              --           (46)           --            (36)           --
---------------------------------------------------------------------------------------------------------------------------
   Total Class I Transactions                   --              --           293             9            403             5
---------------------------------------------------------------------------------------------------------------------------
   Net Increase in Capital Shares           18,090          30,086        11,231        16,671          6,927        73,314
---------------------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------------------
                                                  Tax-Managed                   Small Cap                   Small Cap
                                                Small Cap Fund                 Value Fund                  Growth Fund
---------------------------------------------------------------------------------------------------------------------------
                                           10/1/01     10/31/00(2)       10/1/01       10/1/00        10/1/01       10/1/00
                                        to 3/31/02      to 9/30/01    to 3/31/02    to 9/30/01     to 3/31/02    to 9/30/01
---------------------------------------------------------------------------------------------------------------------------
Class A:
     Shares Issued                          12,369          21,336        22,996        25,977         20,367        45,676
     Reinvestment of Cash Distributions         --               6         4,282         2,915             --        18,179
     Proceeds from In-Kind Transactions (3)     --              --            --            42             --            --
     Shares Redeemed                        (8,504)         (5,982)      (23,173)      (33,845)       (21,481)      (48,898)
---------------------------------------------------------------------------------------------------------------------------
   Total Class A Transactions                3,865          15,360         4,105        (4,911)        (1,114)       14,957
---------------------------------------------------------------------------------------------------------------------------
   Class D (1):
     Shares Issued                              --              --            --            --             --             1
     Reinvestment of Cash Distributions         --              --            --            --             --            53
     Shares Redeemed                            --              --            --            --             --          (200)
---------------------------------------------------------------------------------------------------------------------------
   Total Class D Transactions                   --              --            --            --             --          (146)
---------------------------------------------------------------------------------------------------------------------------
   Class I:
     Shares Issued                              --              --            41            --             26             4
     Reinvestment of Cash Distributions         --              --            --            --             --            --
     Shares Redeemed                            --              --            (1)           --             (9)           --
---------------------------------------------------------------------------------------------------------------------------
   Total Class I Transactions                   --              --            40            --             17             4
---------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Capital Shares 3,865          15,360         4,145        (4,911)        (1,097)       14,815
---------------------------------------------------------------------------------------------------------------------------

Amounts designated as "--" are zero or have been rounded to zero.
(1) Class D was fully liquidated on January 31, 2001.
(2) The Tax-Managed Small Cap Fund commenced operations October 31, 2000.
(3) See Note 8 in the notes to financial statements for additional information.




--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2002         87

NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

Capital Share Transactions for the funds were as follows (Thousands):



For the six month period ended March 31, 2002 and the year ended September 30, 2001.

---------------------------------------------------------------------------------------------------------------------------
                                                                               Capital                       Equity
                                                 Mid-Cap Fund             Appreciation Fund                Income Fund
---------------------------------------------------------------------------------------------------------------------------
                                             10/1/01       10/1/00       10/1/01        10/1/00       10/1/01       10/1/00
                                          to 3/31/02    to 9/30/01    to 3/31/02     to 9/30/01    to 3/31/02    to 9/30/01
---------------------------------------------------------------------------------------------------------------------------
   Class A:
     Shares Issued                             2,778         3,274           290            935           509           784
     Reinvestment of Cash Distributions            5           305            --          1,449            82           734
     Shares Redeemed                          (1,149)       (3,293)       (1,123)        (2,591)         (782)       (1,994)
---------------------------------------------------------------------------------------------------------------------------
   Total Class A Transactions                  1,634           286          (833)          (207)         (191)         (476)
---------------------------------------------------------------------------------------------------------------------------
   Class I:
     Shares Issued                                --            --            --             --            --            --
     Reinvestment of Cash Distributions           --            --            --             --            --            --
     Shares Redeemed                              --            --            --             --            --            --
---------------------------------------------------------------------------------------------------------------------------
   Total Class I Transactions                     --            --            --             --            --            --
---------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Capital Shares   1,634           286          (833)          (207)         (191)         (476)
---------------------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------------------
                                                                             Core Fixed                    High Yield
                                                 Balanced Fund               Income Fund                    Bond Fund
---------------------------------------------------------------------------------------------------------------------------
                                             10/1/01       10/1/00       10/1/01        10/1/00       10/1/01       10/1/00
                                          to 3/31/02    to 9/30/01    to 3/31/02     to 9/30/01    to 3/31/02    to 9/30/01
---------------------------------------------------------------------------------------------------------------------------
Class A:
     Shares Issued                               233           576        77,615        138,428        24,598        29,809
     Reinvestment of Cash Distributions           25           325        12,482         16,642         3,922         8,895
     Shares Redeemed                            (455)       (1,560)      (67,928)      (136,800)      (19,712)      (30,348)
---------------------------------------------------------------------------------------------------------------------------
   Total Class A Transactions                   (197)         (659)       22,169         18,270         8,808         8,356
---------------------------------------------------------------------------------------------------------------------------
   Class I:
     Shares Issued                                --            --           249              8            --            --
     Reinvestment of Cash Distributions           --            --             3             --            --            --
     Shares Redeemed                              --            --           (61)            --            --            --
---------------------------------------------------------------------------------------------------------------------------
   Total Class I Transactions                     --            --           191              8            --            --
---------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Capital Shares    (197)         (659)       22,360         18,278         8,808         8,356
---------------------------------------------------------------------------------------------------------------------------

Amounts designated as "--" are zero or have been rounded to zero.


--------------------------------------------------------------------------------
88         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2002

6. INVESTMENT TRANSACTIONS
The cost of security purchases and proceeds from the sale of securities, other than temporary cash investments during the six month period ended March 31, 2002, were as follows:
-------------------------------------------------------------
                       U.S. Gov't         Other        Total
                     ($Thousands)  ($Thousands) ($Thousands)
-------------------------------------------------------------
TAX-MANAGED
   LARGE CAP FUND
Purchases         $            --  $   997,034   $   997,034
Sales                          --      848,636       848,636
LARGE CAP VALUE FUND
Purchases                      --      875,153       875,153
Sales                          --      733,973       733,973
LARGE CAP GROWTH FUND
Purchases                      --    1,740,478     1,740,478
Sales                          --    1,321,640     1,321,640
TAX-MANAGED
   SMALL CAP FUND
Purchases                      --       93,005        93,005
Sales                          --       66,422        66,422
SMALL CAP VALUE FUND
Purchases                      --      219,911       219,911
Sales                          --      248,301       248,301
SMALL CAP GROWTH FUND
Purchases                      --      773,908       773,908
Sales                          --      789,932       789,932
MID-CAP FUND
Purchases                      --       59,768        59,768
Sales                          --       36,456        36,456
CAPITAL APPRECIATION FUND
Purchases                      --        3,217         3,217
Sales                          --        4,978         4,978
EQUITY INCOME FUND
Purchases                      --          427           427
Sales                          --        1,499         1,499
BALANCED FUND
Purchases                   4,331        5,847        10,178
Sales                       3,241        8,430        11,671
CORE FIXED INCOME FUND
Purchases               5,376,412      227,808     5,604,220
Sales                   5,123,062      165,665     5,288,727
HIGH YIELD BOND FUND
Purchases                      --      586,208       586,208
Sales                          --      510,493       510,493



At March 31, 2002, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes were not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation on investments, futures and options contracts at March 31, 2002, is as follows:

                                                 Net Unrealized
                    Appreciated    Depreciated     Appreciation
                     Securities     Securities   (Depreciation)
                  ($ Thousands)  ($ Thousands)    ($ Thousands)
---------------------------------------------------------------
Tax-Managed
  Large Cap Fund       $221,236     $ (88,028)       $133,208
Large Cap Value Fund    589,099      (261,711)        327,388
Large Cap Growth Fund   593,510      (353,495)        240,015
Tax-Managed
  Small Cap Fund         30,106        (6,358)         23,748
Small Cap Value Fund    199,930       (33,214)        166,716
Small Cap Growth Fund   160,835       (91,905)         68,930
Mid-Cap Fund              9,876        (1,146)          8,730
Capital Appreciation Fund 3,044          (393)          2,651
Equity Income Fund        5,638        (1,219)          4,419
Balanced Fund             2,668          (461)          2,207
Core Fixed Income Fund   65,083       (80,250)        (15,167)
High Yield Bond Fund     28,340       (36,041)         (7,701)


7. WRITTEN OPTIONS TRANSACTIONS
     Written option transactions entered into during the period ending March 31, 2002 are summarized as follows:


-------------------------------------------------------------
                          Core Fixed Income
-------------------------------------------------------------
                                                    Premium
                             # of Contracts    ($Thousands)
-------------------------------------------------------------
Balance at the beginning of period   20,159        $  1,882
Written                              28,526           7,575
Expired                             (39,490)         (2,701)
Exercised                                --              --
Closing Buys                         (7,891)         (5,686)
-------------------------------------------------------------
Balance at the end  of period         1,304         $ 1,070
-------------------------------------------------------------

At March 31, 2002 the Core Fixed Income Fund had sufficient cash and/or securities at least equal to the value of written options.

8. IN-KIND TRANSFERS
     During the year ended September 30, 2001, the Small Cap Value Fund issued 42,309 shares of beneficial interest in exchange for securities from an account managed by Sterling Capital Management and Chartwell Investment Partners valued at $726,024.






--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2002         89

NOTES TO FINANCIAL STATEMENTS (CONCLUDED) (UNAUDITED)



9. SECURITY LENDING
Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust's Board of Trustees. These loans may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). No Fund will lend portfolio securities to its investment adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. Government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily, although the borrower will be required to deliver collateral of 102% and 105% of the market value of borrowed securities for domestic and foreign securities, respectively. Although the risk of lending is mitigated by the collateral, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return them. The market value of securities on loan at March 31, 2002, the value of the collateral at March 31, 2002 and the income generated from securities lending during the period ended March 31, 2002, with respect to such loans were as follows:


-----------------------------------------------------------------
                                                 Income Received
                     Market Value   Market Value from Securities
             of Securities Loaned  of Collateral         Lending
                     ($Thousands)   ($Thousands)    ($Thousands)
-----------------------------------------------------------------
Tax-Managed
  Large Cap Fund         $ 67,493      $ 70,244            $ 23
Large Cap Value Fund      121,371       128,520              57
Large Cap Growth Fund     199,581       208,685              71
Small Cap Value Fund           --            --              14
Tax-Managed Small Cap Fund     --            --               2
Small Cap Growth Fund      73,091        76,456             133
Mid-Cap Fund                2,182         2,281               1
Equity Income Fund            265           273              --
Balanced Fund               2,242         2,343               2
Core Fixed Income Fund      3,233         3,356              38




--------------------------------------------------------------------------------
90         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2002

NOTES

NOTES

SEI INSTITUTIONAL MANAGED TRUST SEMI-ANNUAL REPORT MARCH 31, 2002




Robert A. Nesher, CHAIRMAN

TRUSTEES
William M. Doran
F. Wendell Gooch
James M. Storey
George J. Sullivan, Jr.
Rosemarie B. Greco


OFFICERS
Edward D. Loughlin
PRESIDENT AND CHIEF EXECUTIVE OFFICER

James R. Foggo
CONTROLLER AND CHIEF FINANCIAL OFFICER

Lydia Gavalis
VICE PRESIDENT, ASSISTANT SECRETARY

Todd Cipperman
VICE PRESIDENT, ASSISTANT SECRETARY

Robert S. Ludwig
VICE PRESIDENT, ASSISTANT SECRETARY

Timothy D. Barto
VICE PRESIDENT, ASSISTANT SECRETARY

Sherry K. Vetterlein
VICE PRESIDENT, ASSISTANT SECRETARY

William E. Zitelli
VICE PRESIDENT, ASSISTANT SECRETARY

Christine McCullough
VICE PRESIDENT, ASSISTANT SECRETARY

Richard W. Grant
SECRETARY


INVESTMENT ADVISER
SEI Investments Management Corporation

Strategic Fixed Income LLC

MANAGER AND SHAREHOLDER SERVICING AGENT
SEI Investments Fund Management

DISTRIBUTOR
SEI Investments Distribution Co.

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP



This semi-annual report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the SEI Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation
(FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call
1 800 DIAL SEI
(1 800 342 5734)

SEI INVESTMENTS



SEI Investments Distribution Co.
Oaks, PA 19456
1 800-DIAL-SEI / 1 800 342 5734







SEI-F-092 (03/02)